UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

280 Park Avenue

32nd Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

280 Park Avenue

32nd Floor

New York, New York 10017

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (212) 933-0393

Date of fiscal year end: March 31, 2023

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“the Act”) [17 CFR § 270.30e-1], is attached hereto.

Semi-Annual Report

KraneShares CICC China Leaders 100 Index ETF

KraneShares CSI China Internet ETF

KraneShares Bosera MSCI China A 50 Connect Index ETF

KraneShares Bloomberg China Bond Inclusion Index ETF

KraneShares MSCI All China Index ETF

KraneShares MSCI One Belt One Road Index ETF

KraneShares Emerging Markets Consumer Technology Index ETF

KraneShares MSCI China Clean Technology Index ETF

KraneShares Electric Vehicles and Future Mobility Index ETF

KraneShares MSCI All China Health Care Index ETF

KraneShares Asia Pacific High Income Bond ETF

KraneShares Emerging Markets Healthcare Index ETF

KraneShares MSCI Emerging Markets ex China Index ETF

KraneShares MSCI China ESG Leaders Index ETF

KraneShares CICC China 5G & Semiconductor Index ETF

KraneShares CICC China Consumer Leaders Index ETF

KraneShares SSE STAR Market 50 Index ETF

KraneShares Hang Seng TECH Index ETF

KraneShares China Innovation ETF

KraneShares S&P Pan Asia Dividend Aristocrats Index ETF

September 30, 2022

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that KraneShares Trust uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month year ended June 30, are available (i) without charge, upon request, by calling 855-857-2638; and (ii) on the Commission’s website at http://www.sec.gov.

Fund shares may only be purchased or redeemed from a Fund in Creation Unit aggregations. Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — 100.0%‡
CHINA — 100.0%
Communication Services — 1.6%
37 Interactive Entertainment Network Technology Group, Cl A	16,600	$40,562
China South Publishing & Media Group, Cl A	8,900	12,284
Chinese Universe Publishing and Media Group, Cl A	8,500	10,003
Perfect World, Cl A	17,600	30,662
		93,511
Consumer Discretionary — 12.7%
Chow Tai Seng Jewellery, Cl A*	6,100	9,925
Gree Electric Appliances of Zhuhai, Cl A	60,000	272,936
Guangzhou Automobile Group, Cl A	28,000	47,641
Hisense Home Appliances Group, Cl A	6,100	9,592
Huayu Automotive Systems, Cl A	20,200	46,808
KingClean Electric, Cl A	1,700	7,876
Midea Group, Cl A	38,300	264,909
Rainbow Digital Commercial, Cl A	6,000	5,311
Wanxiang Qianchao, Cl A	16,600	11,456
Wuchan Zhongda Group, Cl A	38,900	22,481
Zhejiang Wanfeng Auto Wheel, Cl A*	20,300	15,120
Zhejiang Weixing Industrial Development, Cl A	9,800	16,028
		730,083
Consumer Staples — 10.5%
Anhui Kouzi Distillery, Cl A	4,500	29,661
Anhui Yingjia Distillery, Cl A	3,000	23,637
Bright Dairy & Food, Cl A	8,600	12,630
Heilongjiang Agriculture, Cl A	9,300	17,363
Henan Shuanghui Investment & Development, Cl A	22,600	77,540

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares CICC China Leaders 100 Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples (continued)
Inner Mongolia Yili Industrial Group, Cl A	58,600	$271,088
Jiangsu Yanghe Brewery JSC, Cl A	7,600	168,595
		600,514
Energy — 9.5%
China Shenhua Energy, Cl A	42,100	186,845
Inner Mongolia Dian Tou Energy, Cl A	9,600	17,600
Pingdingshan Tianan Coal Mining, Cl A	15,000	28,699
Shaanxi Coal Industry, Cl A	49,500	158,099
Shan Xi Hua Yang Group New Energy, Cl A	15,000	38,441
Shanxi Lu’an Environmental Energy Development, Cl A	15,000	35,516
Yankuang Energy Group, Cl A	11,500	80,929
		546,129
Financials — 28.1%
Agricultural Bank of China, Cl A	398,100	159,706
Bank of China, Cl A	267,500	115,943
Bank of Communications, Cl A	348,800	226,038
China Construction Bank, Cl A	83,800	64,885
China Merchants Bank, Cl A	59,800	282,259
Industrial & Commercial Bank of China, Cl A	444,900	271,465
Industrial Bank, Cl A	113,600	265,311
Postal Savings Bank of China, Cl A	138,100	86,395
Shanghai Pudong Development Bank, Cl A	149,000	147,137
		1,619,139
Health Care — 2.8%
Anhui Anke Biotechnology Group, Cl A	14,300	18,073
China Animal Healthcare*(A)	4,000	—
Hubei Jumpcan Pharmaceutical, Cl A	4,500	14,461
Shandong Buchang Pharmaceuticals, Cl A	7,800	19,179
Tibet Rhodiola Pharmaceutical Holding, Cl A	1,700	7,893
Tonghua Dongbao Pharmaceutical, Cl A	20,600	24,937
Yunnan Baiyao Group, Cl A	9,000	66,088
Zhejiang Orient Gene Biotech, Cl A	1,172	12,403
		163,034
Industrials — 9.6%
China Meheco, Cl A	9,940	16,787
China State Construction Engineering, Cl A	266,200	192,299
Jiangsu Guotai International Group, Cl A	12,300	14,337
Jingjin Equipment, Cl A	3,800	14,189
Metallurgical Corp of China, Cl A	91,200	38,250
Shanghai International Port Group, Cl A	43,600	34,003
Sinoma International Engineering, Cl A	14,600	16,813

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares CICC China Leaders 100 Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Sinotrans, Cl A	19,700	$9,810
Suzhou SLAC Precision Equipment, Cl A	3,700	10,686
Tian Di Science & Technology, Cl A	22,200	14,854
Xiamen C & D, Cl A	21,500	41,769
Xiamen ITG Group, Cl A	18,500	16,556
Xiamen Xiangyu, Cl A	14,700	17,197
Xinjiang Goldwind Science & Technology, Cl A	34,400	54,718
Zhejiang Chint Electrics, Cl A	13,500	50,712
Zhejiang Communications Technology	13,900	10,568
		553,548
Information Technology — 2.0%
Avary Holding Shenzhen, Cl A	9,200	33,436
China Railway Signal & Communication, Cl A	32,244	18,770
Digital China Group, Cl A	5,700	12,825
Hanergy Thin Film Power Group*(A)	65,064	—
Lakala Payment, Cl A*	6,000	11,513
Universal Scientific Industrial Shanghai, Cl A	9,200	19,460
Wuxi Taiji Industry, Cl A	19,800	15,914
		111,918
Materials — 8.5%
Anhui Jinhe Industrial, Cl A	4,300	22,848
Bluestar Adisseo, Cl A	5,400	7,468
China Jushi, Cl A	30,428	56,254
China Lumena New Materials*(A)	718	—
Huaibei Mining Holdings, Cl A	13,500	31,908
LB Group, Cl A	20,200	44,627
Liao Ning Oxiranchem, Cl A	5,600	7,132
Luxi Chemical Group, Cl A	14,300	25,996
Shandong Dongyue Organosilicon Material, Cl A	5,300	9,746
Shenzhen Jinjia Group, Cl A	13,700	16,296
Shenzhen Zhongjin Lingnan Nonfemet, Cl A	35,199	20,342
Tianhe Chemicals Group*(A)	40,000	—
Valiant	7,900	16,156
Xinyu Iron & Steel, Cl A	25,300	13,663
Zhejiang Jiahua Energy Chemical Industry, Cl A	12,400	15,880
Zijin Mining Group, Cl A	182,900	201,137
		489,453
Real Estate — 6.3%
China Vanke, Cl A	86,400	216,087
Financial Street Holdings, Cl A	14,900	10,617
Gemdale, Cl A	35,000	56,409

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares CICC China Leaders 100 Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Real Estate (continued)
Seazen Holdings, Cl A*	11,600	$28,442
Zhejiang China Commodities City Group, Cl A	34,200	21,396
Zhuhai Huafa Properties, Cl A	22,000	30,396
		363,347
Utilities — 8.4%
CGN Power, Cl A	147,100	54,473
China National Nuclear Power, Cl A	119,600	98,141
China Yangtze Power, Cl A	98,500	314,187
Fujian Funeng, Cl A	10,800	16,194
		482,995
TOTAL CHINA		5,753,671

TOTAL COMMON STOCK (Cost $6,751,285)		5,753,671

TOTAL INVESTMENTS — 100.0% (Cost $6,751,285)		5,753,671
OTHER ASSETS LESS LIABILITIES — 0.0%		2,338
NET ASSETS — 100%		$5,756,009

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

JSC — Joint-Stock Company

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares CICC China Leaders 100 Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China
Communication Services	$93,511	$—	$—		$93,511
Consumer Discretionary	682,442	47,641	—		730,083
Consumer Staples	600,514	—	—		600,514
Energy	546,129	—	—		546,129
Financials	1,619,139	—	—		1,619,139
Health Care	163,034	—	—	‡‡	163,034
Industrials	553,548	—	—		553,548
Information Technology	111,918	—	—	‡‡	111,918
Materials	473,573	15,880	—	‡‡	489,453
Real Estate	363,347	—	—		363,347
Utilities	482,995	—	—		482,995
Total Common Stock	5,690,150	63,521	—		5,753,671
Total Investments in Securities	$5,690,150	$63,521	$—		$5,753,671

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 100.0%‡
CHINA — 99.6%
Communication Services — 36.3%
Autohome ADR	2,118,491	$60,927,801
Baidu, Cl A*	14,148,934	205,657,826
Bilibili, Cl Z*	8,976,164	136,759,604
China Literature*	16,911,000	47,933,063
Hello Group ADR*	4,785,141	22,107,351
HUYA ADR*	2,809,872	6,237,916
iQIYI ADR*(A)	11,728,126	31,783,222
JOYY ADR	1,573,106	40,900,756
Kanzhun ADR*	9,993,093	168,683,410
Kingsoft	36,195,800	96,369,663
Kuaishou Technology, Cl B*	23,575,000	153,014,210
NetEase	19,060,205	287,727,779
Tencent Holdings	13,749,775	466,622,512
Tencent Music Entertainment Group ADR*	19,425,571	78,867,818
Weibo ADR*	2,388,027	40,835,262
XD*(A)	9,578,000	19,522,287
Zhihu ADR*(A)	16,964,700	17,982,582
		1,881,933,062
Consumer Discretionary — 47.8%
Alibaba Group Holding*	47,910,164	475,750,937
Alibaba Health Information Technology*	174,398,000	79,979,720
Dada Nexus ADR*	2,757,956	13,045,132
JD Health International*	40,135,900	230,592,630
JD.com, Cl A*	15,335,290	387,978,018
Meituan, Cl B*	20,247,400	427,135,306

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares CSI China Internet ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Pinduoduo ADR*	4,671,697	$292,354,798
Ping An Healthcare and Technology*(A)	18,359,100	34,613,776
TAL Education Group ADR*	12,976,621	64,104,508
Tongcheng Travel Holdings*	42,829,800	84,023,863
Trip.com Group*	10,239,200	274,961,893
Vipshop Holdings ADR*	13,263,367	111,544,916
		2,476,085,497
Financials — 3.1%
360 DigiTech ADR	2,958,142	37,923,381
Lufax Holding ADR	26,290,073	66,776,785
ZhongAn Online P&C Insurance, Cl H*(A)	23,614,500	52,945,286
		157,645,452
Health Care — 0.2%
Yidu Tech*	18,958,600	11,640,970

Industrials — 3.9%
Full Truck Alliance ADR*(A)	31,144,385	203,995,722

Information Technology — 2.5%
Agora ADR*	2,664,693	9,672,836
Chindata Group Holdings ADR*	5,167,068	41,749,909
Kingsoft Cloud Holdings ADR*(A)	4,227,072	8,411,873
Ming Yuan Cloud Group Holdings(A)	38,095,000	22,566,116
Vnet Group ADR*	3,838,158	21,109,869
Weimob*(A)	68,315,000	24,193,391
		127,703,994
Real Estate — 5.8%
KE Holdings ADR*	17,258,512	302,369,130
TOTAL CHINA		5,161,373,827

Hong Kong — 0.4%
Communication Services — 0.4%
Alibaba Pictures Group*	416,384,000	21,482,506
TOTAL HONG KONG		21,482,506

TOTAL COMMON STOCK (Cost $8,258,063,205)		5,182,856,333

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares CSI China Internet ETF (concluded)

	Shares	Value
SHORT-TERM INVESTMENT — 1.6%
Invesco Government & Agency Portfolio, Cl Institutional, 1.380%(B)(C)	84,950,213	$84,950,213
TOTAL SHORT-TERM INVESTMENT (Cost $84,950,213)		84,950,213

TOTAL INVESTMENTS — 101.6% (Cost $8,343,013,418)		5,267,806,546
OTHER ASSETS LESS LIABILITIES — (1.6)%		(84,420,854)
NET ASSETS — 100%		$5,183,385,692

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at September 30, 2022. The total market value of securities on loan at September 30, 2022 was $79,478,249.
(B)	The rate shown is the 7-day effective yield as of September 30, 2022.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2022 was $84,950,213.

ADR — American Depositary Receipt

Cl — Class

As of September 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Bosera MSCI China A 50 Connect Index ETF

	Shares	Value
COMMON STOCK — 99.6%‡
CHINA — 99.6%
Communication Services — 1.1%
China United Network Communications, Cl A	7,903,500	$3,713,869
Focus Media Information Technology, Cl A	3,683,702	2,852,238
		6,566,107
Consumer Discretionary — 6.4%
BYD, Cl A	573,689	20,279,467
China Tourism Group Duty Free, Cl A	617,632	17,175,336
		37,454,803
Consumer Staples — 17.4%
Foshan Haitian Flavouring & Food, Cl A	560,250	6,508,474
Inner Mongolia Yili Industrial Group, Cl A	928,412	4,294,906
Jiangsu Yanghe Brewery JSC, Cl A	218,718	4,851,946
Kweichow Moutai, Cl A	182,389	47,905,206
Luzhou Laojiao, Cl A	213,746	6,915,642
Muyuan Foods, Cl A	772,245	5,905,725
Shanxi Xinghuacun Fen Wine Factory, Cl A	177,216	7,529,223
Tongwei, Cl A	653,193	4,302,609
Wuliangye Yibin, Cl A	563,179	13,368,604
		101,582,335
Energy — 3.6%
China Shenhua Energy, Cl A	2,303,747	10,224,298
Shaanxi Coal Industry, Cl A	3,395,116	10,843,760
		21,068,058

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Bosera MSCI China A 50 Connect Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 17.6%
Agricultural Bank of China, Cl A	18,145,207	$7,279,310
Bank of Communications, Cl A	8,366,199	5,421,661
Bank of Ningbo, Cl A	1,408,618	6,233,829
China Merchants Bank, Cl A	4,397,058	20,754,367
China Pacific Insurance Group, Cl A	1,459,214	4,161,201
CITIC Securities, Cl A	2,610,422	6,378,537
East Money Information, Cl A	2,816,596	6,961,337
Industrial & Commercial Bank of China, Cl A	13,408,526	8,181,493
Industrial Bank, Cl A	4,428,122	10,341,798
Ping An Bank, Cl A	4,136,371	6,869,631
Ping An Insurance Group of China, Cl A	2,315,298	13,503,727
Shanghai Pudong Development Bank, Cl A	6,256,446	6,178,209
		102,265,100
Health Care — 8.8%
Aier Eye Hospital Group, Cl A	2,021,967	8,131,374
Chongqing Zhifei Biological Products, Cl A	460,870	5,587,341
Jiangsu Hengrui Medicine, Cl A	1,836,439	9,041,612
Shenzhen Mindray Bio-Medical Electronics, Cl A	350,194	14,687,306
WuXi AppTec, Cl A	738,082	7,422,077
Zhangzhou Pientzehuang Pharmaceutical, Cl A	173,950	6,509,873
		51,379,583
Industrials — 15.1%
China State Construction Engineering, Cl A	13,024,558	9,408,762
Contemporary Amperex Technology, Cl A	726,153	40,833,406
COSCO SHIPPING Holdings, Cl A	3,931,460	6,077,119
Eve Energy, Cl A	589,770	6,998,666
NARI Technology, Cl A	2,079,236	7,253,403
SF Holding, Cl A	1,520,259	10,069,451
Sungrow Power Supply, Cl A	461,538	7,161,490
		87,802,297
Information Technology — 12.0%
BOE Technology Group, Cl A	26,879,345	12,329,024
LONGi Green Energy Technology, Cl A	5,433,144	36,512,340
Luxshare Precision Industry, Cl A	5,076,841	20,936,454
		69,777,818
Materials — 12.2%
Wanhua Chemical Group, Cl A	2,326,277	30,052,687
Yunnan Energy New Material, Cl A	828,343	20,231,175
Zijin Mining Group, Cl A	19,111,392	21,016,995
		71,300,857

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Bosera MSCI China A 50 Connect Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Real Estate — 2.0%
China Vanke, Cl A	2,106,800	$5,269,105
Poly Developments and Holdings Group, Cl A	2,593,477	6,548,128
		11,817,233
Utilities — 3.4%
China Three Gorges Renewables Group, Cl A	5,848,900	4,618,967
China Yangtze Power, Cl A	4,659,994	14,864,081
		19,483,048
TOTAL CHINA		580,497,239

TOTAL COMMON STOCK (Cost $752,053,254)		580,497,239

RIGHT — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma‡‡(A)	66,139	—
TOTAL CHINA		—
TOTAL RIGHT (Cost $—)		—

TOTAL INVESTMENTS — 99.6% (Cost $752,053,254)		580,497,239
OTHER ASSETS LESS LIABILITIES — 0.4%		2,173,920
NET ASSETS — 100%		$582,671,159

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

JSC — Joint-Stock Company

The following summarizes the market value of the Fund’s investments used as of September 30, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China	$580,497,239	$—	$—		$580,497,239
Total Common Stock	580,497,239	—	—		580,497,239
Right	—	—	—	‡‡	—
Total Investments in Securities	$580,497,239	$—	$—		$580,497,239

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Bloomberg China Bond Inclusion Index ETF

	Face Amount(A)	Value
GLOBAL BONDS — 74.1%
CHINA — 74.1%
Agricultural Development Bank of China
3.350%, 03/24/2026	930,000	$134,036
3.060%, 08/05/2023	3,500,000	495,360
China Development Bank
4.040%, 04/10/2027	1,650,000	244,099
4.040%, 07/06/2028	1,650,000	246,167
3.430%, 01/14/2027	3,450,000	498,342
3.300%, 03/03/2026	2,360,000	339,530
3.090%, 06/18/2030	820,000	115,853
China Government Bond
4.080%, 10/22/2048	1,190,000	193,014
4.050%, 07/24/2047	930,000	148,959
3.530%, 10/18/2051	2,700,000	401,867
3.390%, 03/16/2050	1,560,000	224,723
3.290%, 05/23/2029	1,600,000	233,375
3.020%, 10/22/2025	2,500,000	357,686
2.840%, 04/08/2024	2,600,000	368,803
2.800%, 03/24/2029	4,000,000	563,258
2.760%, 05/15/2032	4,100,000	572,209
2.750%, 06/15/2029	4,000,000	562,551
2.750%, 02/17/2032	4,500,000	626,343
2.680%, 05/21/2030	1,800,000	251,095
2.480%, 04/15/2027	4,500,000	629,034
2.470%, 09/02/2024	3,800,000	536,450
2.370%, 01/20/2027	4,500,000	626,813
2.260%, 02/24/2025	3,000,000	420,641
2.240%, 05/25/2025	4,300,000	601,601
1.990%, 04/09/2025	1,710,000	237,989

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Bloomberg China Bond Inclusion Index ETF (concluded)

	Face Amount(A)	Value
GLOBAL BONDS (continued)
CHINA (continued)
Export-Import Bank of China
3.860%, 05/20/2029	1,030,000	$152,627
3.230%, 03/23/2030	1,160,000	165,480
3.180%, 03/11/2032	1,000,000	141,756
2.930%, 03/02/2025	1,240,000	176,184
		10,265,845
TOTAL GLOBAL BONDS (Cost $11,087,359)		10,265,845

CORPORATE OBLIGATIONS — 12.7%
CHINA — 9.7%
Basic Materials — 4.1%
China Baowu Steel Group, MTN
2.370%, 05/22/2023	4,000,000	561,868

Utilities — 5.6%
China Southern Power Grid, MTN
3.300%, 01/17/2023	1,500,000	211,239
State Power Investment, MTN
3.550%, 10/22/2022	4,000,000	561,610
		772,849
TOTAL CHINA		1,334,717

SUPRANATIONAL — 3.0%
Government — 3.0%
New Development Bank
2.450%, 01/27/2025	3,000,000	419,308

TOTAL CORPORATE OBLIGATIONS (Cost $1,932,499)		1,754,025

TOTAL INVESTMENTS — 86.8% (Cost $13,019,858)		12,019,870
OTHER ASSETS LESS LIABILITIES — 13.2%		1,831,289
NET ASSETS — 100%		$13,851,159

(A)	In CNY unless otherwise indicated.

MTN — Medium Term Note

As of September 30, 2022, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
CHINA — 99.4%
Communication Services — 9.9%
Autohome ADR	343	$9,865
Baidu, Cl A*	4,450	64,682
Bilibili, Cl Z*	840	12,798
Focus Media Information Technology, Cl A	8,800	6,814
iQIYI ADR*	1,764	4,780
JOYY ADR	132	3,432
Kingsoft	9,600	25,559
Oriental Pearl Group, Cl A	14,440	12,396
Tencent Holdings	10,358	351,517
Tencent Music Entertainment Group ADR*	2,428	9,858
Weibo ADR*	120	2,052
		503,753
Consumer Discretionary — 23.7%
Alibaba Group Holding*	27,824	276,294
Alibaba Health Information Technology*	12,000	5,503
ANTA Sports Products	2,800	29,677
Brilliance China Automotive Holdings*(A)	28,000	15,118
BYD, Cl A	1,400	49,489
BYD, Cl H	2,000	49,529
China Grand Automotive Services Group, Cl A*	5,100	1,538
China Tourism Group Duty Free, Cl A	1,500	41,713
Chongqing Changan Automobile, Cl A	18,638	32,836
Dongfeng Motor Group, Cl H	10,000	5,350
Fuyao Glass Industry Group, Cl A	5,500	27,627
Geely Automobile Holdings	14,000	19,297

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Great Wall Motor, Cl H	11,500	$13,214
Guangzhou Automobile Group, Cl H	12,000	8,561
H World Group ADR*	520	17,441
Haier Smart Home, Cl A	5,600	19,457
Haier Smart Home, Cl H	7,600	23,284
Huayu Automotive Systems, Cl A	3,000	6,952
JD.com, Cl A*	3,672	92,895
Li Auto ADR*	2,137	49,172
Meituan, Cl B*	7,300	153,999
New Oriental Education & Technology Group*	3,900	9,887
NIO ADR*	3,067	48,367
Pinduoduo ADR*	924	57,824
SAIC Motor, Cl A	4,857	9,743
Shenzhen Overseas Chinese Town, Cl A	18,200	12,280
Shenzhou International Group Holdings	2,500	19,538
TAL Education Group ADR*	728	3,596
Trip.com Group ADR*	1,290	35,230
Vipshop Holdings ADR*	1,225	10,302
XPeng ADR, Cl A*	1,438	17,184
Yum China Holdings	812	38,432
		1,201,329
Consumer Staples — 11.4%
Anhui Gujing Distillery, Cl A	800	30,517
China Mengniu Dairy	8,000	31,746
China Resources Beer Holdings	4,000	27,847
Foshan Haitian Flavouring & Food, Cl A	3,179	36,928
Guangdong Haid Group, Cl A	3,300	27,903
Henan Shuanghui Investment & Development, Cl A	3,300	11,322
Inner Mongolia Yili Industrial Group, Cl A	5,100	23,593
Jiangsu Yanghe Brewery JSC, Cl A	1,000	22,183
Kweichow Moutai, Cl A	700	183,858
Luzhou Laojiao, Cl A	1,500	48,532
Muyuan Foods, Cl A	5,702	43,606
New Hope Liuhe, Cl A*	9,000	17,548
Shanxi Xinghuacun Fen Wine Factory, Cl A	1,060	45,035
Tingyi Cayman Islands Holding	8,000	13,799
Want Want China Holdings	15,000	9,803
Yonghui Superstores, Cl A	11,800	5,181
		579,401

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Energy — 3.7%
China Oilfield Services, Cl H	10,000	$9,924
China Petroleum & Chemical, Cl A	31,100	18,714
China Petroleum & Chemical, Cl H	64,500	27,690
China Shenhua Energy, Cl H	7,500	22,405
Offshore Oil Engineering, Cl A	11,700	7,303
PetroChina, Cl A	14,700	10,578
PetroChina, Cl H	47,984	19,683
Shaanxi Coal Industry, Cl A	8,000	25,551
Shanxi Lu’an Environmental Energy Development, Cl A	4,900	11,602
Yankuang Energy Group, Cl H	10,000	36,370
		189,820
Financials — 20.9%
Agricultural Bank of China, Cl A	44,000	17,651
Agricultural Bank of China, Cl H	70,397	21,075
AVIC Industry-Finance Holdings, Cl A	14,100	5,953
Bank of Beijing, Cl A	18,600	10,723
Bank of China, Cl A	22,800	9,882
Bank of China, Cl H	161,396	52,840
Bank of Communications, Cl A	29,200	18,923
Bank of Communications, Cl H	21,000	11,075
Bank of Hangzhou, Cl A	9,500	18,989
Bank of Jiangsu, Cl A	14,800	15,445
Bank of Nanjing, Cl A	9,300	13,723
Bank of Ningbo, Cl A	4,800	21,242
Bank of Shanghai, Cl A	12,304	10,096
Changjiang Securities, Cl A	13,800	10,085
China Cinda Asset Management, Cl H	67,504	7,481
China CITIC Bank, Cl H	21,000	8,347
China Construction Bank, Cl A	7,800	6,039
China Construction Bank, Cl H	186,000	107,573
China Everbright Bank, Cl A	36,500	14,438
China Galaxy Securities, Cl H	25,000	11,561
China Life Insurance, Cl H	15,483	19,842
China Merchants Bank, Cl A	12,100	57,113
China Merchants Bank, Cl H	9,000	41,848
China Merchants Securities, Cl A	6,400	11,078
China Minsheng Banking, Cl A	33,800	16,072
China Minsheng Banking, Cl H	19,000	5,446
China Pacific Insurance Group, Cl A	4,800	13,688
China Pacific Insurance Group, Cl H	7,200	13,263
China Taiping Insurance Holdings	4,000	3,368

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
CITIC Securities, Cl A	10,645	$26,011
CITIC Securities, Cl H	5,000	8,497
Everbright Securities, Cl A	6,900	12,727
Far East Horizon	9,000	6,077
Founder Securities, Cl A	11,200	10,290
GF Securities, Cl A	6,600	13,211
GF Securities, Cl H	10,000	10,892
Guosen Securities, Cl A	7,200	8,685
Guotai Junan Securities, Cl A	5,400	10,354
Haitong Securities, Cl A	8,400	10,204
Huatai Securities, Cl A	8,000	13,601
Huatai Securities, Cl H	6,000	6,604
Huaxia Bank, Cl A	12,200	8,608
Industrial & Commercial Bank of China, Cl A	44,900	27,397
Industrial & Commercial Bank of China, Cl H	143,441	67,245
Industrial Bank, Cl A	13,500	31,529
Industrial Securities, Cl A*	18,369	14,043
New China Life Insurance, Cl A	1,500	5,668
New China Life Insurance, Cl H	2,400	4,580
Orient Securities, Cl A	9,400	10,140
People’s Insurance Group of China, Cl H	19,452	5,650
PICC Property & Casualty, Cl H	17,510	18,157
Ping An Bank, Cl A	13,291	22,074
Ping An Insurance Group of China, Cl A	6,800	39,660
Ping An Insurance Group of China, Cl H	12,500	62,421
Shanghai Pudong Development Bank, Cl A	19,200	18,960
Shenwan Hongyuan Group, Cl A	21,700	11,749
		1,059,893
Health Care — 6.0%
3SBio	5,000	3,548
BeiGene ADR*	143	19,279
Beijing Tongrentang, Cl A	1,244	7,948
Changchun High & New Technology Industry Group, Cl A	800	19,116
China Medical System Holdings	6,000	7,162
China Traditional Chinese Medicine Holdings	12,000	4,189
CSPC Pharmaceutical Group	27,520	27,275
Dong-E-E-Jiao, Cl A	2,000	9,087
Genscript Biotech*	8,000	17,488
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	1,500	5,462
Huadong Medicine, Cl A	1,880	10,580
Hualan Biological Engineering, Cl A	3,980	10,138

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Hutchmed China ADR*	665	$5,892
Jiangsu Hengrui Medicine, Cl A	3,816	18,788
Meinian Onehealth Healthcare Holdings, Cl A*	8,860	5,307
Shanghai Fosun Pharmaceutical Group, Cl A	2,600	10,780
Shanghai Fosun Pharmaceutical Group, Cl H	2,000	4,851
Shanghai Pharmaceuticals Holding, Cl A	5,000	11,579
Sichuan Kelun Pharmaceutical, Cl A	900	2,782
Sinopharm Group, Cl H	4,000	8,020
Tasly Pharmaceutical Group, Cl A	1,500	2,054
Tonghua Dongbao Pharmaceutical, Cl A	9,800	11,863
Wuxi Biologics Cayman*	6,000	36,230
Yunnan Baiyao Group, Cl A	1,240	9,105
Zai Lab ADR*	244	8,345
Zhangzhou Pientzehuang Pharmaceutical, Cl A	400	14,970
Zhejiang NHU, Cl A	4,632	14,417
		306,255
Industrials — 6.6%
AECC Aviation Power, Cl A	2,600	15,299
AVIC Electromechanical Systems, Cl A	4,300	6,840
Beijing Capital International Airport, Cl H*	8,000	4,331
China Conch Venture Holdings	5,000	7,975
China Eastern Airlines, Cl A*	16,200	11,089
China Energy Engineering	53,137	16,696
China Everbright Environment Group	10,323	4,287
China Merchants Port Holdings	10,494	13,195
China Railway Group, Cl H	15,000	7,357
China Southern Airlines, Cl A*	15,400	14,343
CITIC	10,780	10,162
COSCO SHIPPING Holdings, Cl A	16,320	25,227
Daqin Railway, Cl A	10,200	9,686
Fosun International	7,500	4,653
Guangzhou Baiyun International Airport, Cl A*	13,000	26,003
Jiangsu Expressway, Cl H	10,000	7,503
Metallurgical Corp of China, Cl A	26,900	11,282
Power Construction Corp of China, Cl A	12,300	12,025
Sany Heavy Industry, Cl A	9,000	17,522
Shanghai International Airport, Cl A*	1,000	8,105
Shanghai International Port Group, Cl A	8,200	6,395
Shenzhen International Holdings	9,923	7,585
Weichai Power, Cl A	11,388	15,367
Xinjiang Goldwind Science & Technology, Cl A	6,949	11,053

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Yutong Bus, Cl A	12,644	$12,433
Zhejiang Chint Electrics, Cl A	2,500	9,391
Zhuzhou CRRC Times Electric, Cl H	2,000	8,408
Zoomlion Heavy Industry Science and Technology, Cl A	10,600	8,237
ZTO Express Cayman ADR*	942	22,636
		335,085
Information Technology — 5.6%
AAC Technologies Holdings*	2,500	3,911
Aisino, Cl A	1,600	2,190
BOE Technology Group, Cl A	31,700	14,540
DHC Software, Cl A	10,700	8,000
GDS Holdings, Cl A*	2,400	5,259
Hanergy Thin Film Power Group*(A)	4,364	—
Hengtong Optic-electric, Cl A	2,100	5,361
Iflytek, Cl A	2,100	9,668
Kingboard Holdings	3,000	8,484
Kingdee International Software Group*	10,000	13,096
Lenovo Group	20,000	13,911
LONGi Green Energy Technology, Cl A*	6,529	43,875
Luxshare Precision Industry, Cl A	7,874	32,472
NavInfo, Cl A	4,400	7,122
OFILM Group, Cl A*	3,682	2,722
Sanan Optoelectronics, Cl A	11,000	26,971
Sunny Optical Technology Group	1,900	18,189
Tianma Microelectronics, Cl A	4,200	5,014
TravelSky Technology, Cl H	4,000	6,125
Unigroup Guoxin Microelectronics, Cl A	1,520	30,702
Yonyou Network Technology, Cl A	3,525	8,702
Zhejiang Dahua Technology, Cl A	3,500	6,309
ZTE, Cl H	5,000	8,968
		281,591
Materials — 4.3%
Anhui Conch Cement, Cl A	2,500	10,103
Anhui Conch Cement, Cl H	2,500	7,930
Baoshan Iron & Steel, Cl A	18,900	13,945
BBMG, Cl A	17,800	6,217
China National Building Material, Cl H	12,000	9,187
China Northern Rare Earth Group High-Tech, Cl A	7,100	26,451
China Resources Cement Holdings	10,000	4,637
CMOC Group, Cl H	36,000	14,079
Ganfeng Lithium Group, Cl A	2,020	21,206

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
Hesteel, Cl A	20,300	$6,407
Inner Mongolia BaoTou Steel Union, Cl A	42,300	10,917
Rongsheng Petrochemical, Cl A	8,250	16,004
Shandong Hualu Hengsheng Chemical, Cl A	3,640	14,894
Sinopec Shanghai Petrochemical, Cl A	21,600	9,029
Tianqi Lithium, Cl A*	940	13,238
Zhejiang Huayou Cobalt, Cl A	1,104	9,964
Zhejiang Longsheng Group, Cl A	9,000	11,374
Zijin Mining Group, Cl A	11,800	12,977
		218,559
Real Estate — 4.3%
China Evergrande Group*(A)	13,000	1,893
China Jinmao Holdings Group	20,000	4,076
China Merchants Shekou Industrial Zone Holdings, Cl A	5,900	13,523
China Overseas Land & Investment	11,839	30,842
China Resources Land	8,214	32,333
China Vanke, Cl A	7,043	17,615
China Vanke, Cl H	6,100	11,112
CIFI Holdings Group	22,203	2,263
Country Garden Holdings	34,612	8,025
Gemdale, Cl A	6,900	11,121
Greenland Holdings, Cl A*	15,906	6,225
Longfor Group Holdings	5,000	14,363
Poly Developments and Holdings Group, Cl A	8,500	21,461
Seazen Holdings, Cl A*	4,300	10,543
Shimao Group Holdings*(A)	17,500	6,726
Sunac China Holdings*(A)	13,000	5,178
Xinhu Zhongbao, Cl A*	54,700	18,798
		216,097
Utilities — 3.0%
Beijing Enterprises Water Group	20,000	4,611
China Gas Holdings	7,400	8,870
China Longyuan Power Group, Cl H	10,000	12,548
China Resources Gas Group	5,000	15,892
China Resources Power Holdings	8,000	12,433
ENN Energy Holdings	1,582	21,161
Guangdong Investment	10,000	8,013
Huadian Power International, Cl A	33,900	28,293
Huaneng Power International, Cl H*	27,077	11,797
SDIC Power Holdings, Cl A	8,900	13,408
Sichuan Chuantou Energy, Cl A	9,000	15,187
		152,213
TOTAL CHINA		5,043,996

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI All China Index ETF (continued)

	Shares	Value
HONG KONG — 0.5%
Communication Services — 0.1%
Alibaba Pictures Group*	100,000	$5,159

Health Care — 0.2%
Sino Biopharmaceutical	23,500	11,047

Materials — 0.2%
Nine Dragons Paper Holdings	16,000	9,947
TOTAL HONG KONG		26,153

TOTAL COMMON STOCK
(Cost $7,824,792)		5,070,149

RIGHT — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma‡‡(A)	480	—
TOTAL CHINA		—
TOTAL RIGHT
(Cost $—)		—

TOTAL INVESTMENTS — 99.9%
(Cost $7,824,792)		5,070,149
OTHER ASSETS LESS LIABILITIES — 0.1%		4,574
NET ASSETS — 100%		$5,074,723

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

JSC — Joint-Stock Company

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI All China Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China
Communication Services	$503,753	$—	$—		$503,753
Consumer Discretionary	1,184,673	1,538	15,118		1,201,329
Consumer Staples	579,401	—	—		579,401
Energy	189,820	—	—		189,820
Financials	1,059,893	—	—		1,059,893
Health Care	304,201	2,054	—		306,255
Industrials	335,085	—	—		335,085
Information Technology	281,591	—	—	‡‡	281,591
Materials	218,559	—	—		218,559
Real Estate	202,300	—	13,797		216,097
Utilities	152,213	—	—		152,213
Hong Kong	26,153	—	—		26,153
Total Common Stock	5,037,642	3,592	28,915		5,070,149
Right	—	—	—	‡‡	—
Total Investments in Securities	$5,037,642	$3,592	$28,915		$5,070,149

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 99.3%‡
CHINA — 46.7%
Energy — 0.6%
Guanghui Energy, Cl A	15,300	$26,354

Financials — 4.2%
Bank of Changsha, Cl A	8,300	7,707
Bank of Chengdu, Cl A	7,400	16,982
Bank of Guiyang, Cl A	7,527	5,723
Bank of Hangzhou, Cl A	12,200	24,386
Bank of Jiangsu, Cl A	30,255	31,574
Bank of Nanjing, Cl A	22,591	33,336
Bank of Ningbo, Cl A	13,646	60,390
Chongqing Rural Commercial Bank, Cl A	18,300	9,164
		189,262
Industrials — 24.8%
Beijing New Building Materials, Cl A	3,408	11,497
Beijing-Shanghai High Speed Railway, Cl A	85,100	53,955
China Communications Services, Cl H	18,000	6,054
China Conch Venture Holdings	12,500	19,937
China Energy Engineering	74,000	23,251
China Lesso Group Holdings	7,000	6,519
China Railway Group, Cl H	29,500	14,468
China State Construction Engineering, Cl A	90,200	65,159
Contemporary Amperex Technology, Cl A	5,000	281,163
CRRC, Cl H	31,000	10,031
Daqin Railway, Cl A	30,532	28,994
Dongfang Electric, Cl A	5,700	16,342
Gotion High-tech, Cl A	3,500	14,988
Guangdong Kinlong Hardware Products, Cl A	700	8,693
Jiangsu Expressway, Cl H	10,000	7,503
Jiangsu Hengli Hydraulic, Cl A	2,600	16,514
Jiangxi Special Electric Motor, Cl A*	3,600	9,913
Liaoning Port, Cl A	47,100	10,571

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Luoyang Xinqianglian Slewing Bearing, Cl A	750	$9,268
Metallurgical Corp of China, Cl A	37,000	15,517
Ming Yang Smart Energy Group, Cl A	4,300	14,554
NARI Technology, Cl A	13,860	48,350
Ningbo Deye Technology, Cl A	400	23,577
Ningbo Orient Wires & Cables, Cl A	1,400	13,693
Ningbo Ronbay New Energy Technology, Cl A	916	10,812
North Industries Group Red Arrow, Cl A	2,800	8,778
Power Construction Corp of China, Cl A	32,000	31,286
Riyue Heavy Industry, Cl A	2,000	5,891
Sany Heavy Equipment International Holdings	7,000	6,831
Sany Heavy Industry, Cl A	17,600	34,266
Shanghai Construction Group, Cl A	18,700	6,636
Shanghai Electric Group, Cl A*	26,300	14,277
Shanghai International Port Group, Cl A	18,810	14,670
Shenzhen Inovance Technology, Cl A	5,850	47,191
Shenzhen International Holdings	9,993	7,638
Sichuan Road & Bridge, Cl A	9,900	14,192
Sieyuan Electric, Cl A	1,600	8,578
Sinotruk Hong Kong	4,500	3,766
Suzhou Maxwell Technologies, Cl A	440	29,869
TBEA, Cl A	7,575	23,026
Titan Wind Energy Suzhou, Cl A	4,300	7,630
Wuxi Shangji Automation, Cl A	800	15,138
XCMG Construction Machinery, Cl A	18,348	11,530
Xinjiang Goldwind Science & Technology, Cl H	5,200	6,035
Yangzijiang Shipbuilding Holdings	27,300	19,597
Zhefu Holding Group, Cl A	13,400	7,349
Zhejiang Expressway, Cl H	12,000	8,178
Zhejiang Weixing New Building Materials, Cl A	3,800	10,980
Zhuzhou CRRC Times Electric, Cl H	3,900	16,395
Zhuzhou Kibing Group, Cl A	5,500	7,445
Zoomlion Heavy Industry Science and Technology, Cl H	13,600	4,730
		1,113,225
Materials — 3.8%
Anhui Conch Cement, Cl H	9,500	30,134
Chengtun Mining Group, Cl A	5,700	5,189
China Minmetals Rare Earth, Cl A*	2,500	9,230
China National Building Material, Cl H	29,000	22,203
China Northern Rare Earth Group High-Tech, Cl A	7,424	27,658

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
China Resources Cement Holdings	18,000	$8,347
Henan Shenhuo Coal & Power, Cl A	6,300	14,837
Huaxin Cement, Cl A	2,800	6,579
Shenghe Resources Holding, Cl A	3,600	7,645
Tangshan Jidong Cement, Cl A	6,000	7,036
Xiamen Tungsten, Cl A	2,900	9,205
Yintai Gold, Cl A	5,900	10,643
Youngy, Cl A*	500	7,894
Yunnan Tin, Cl A	3,400	5,876
		172,476
Utilities — 13.3%
Beijing Enterprises Holdings	3,500	9,831
CECEP Solar Energy, Cl A	8,600	8,239
CECEP Wind-Power, Cl A	10,400	6,419
CGN Power, Cl H	77,000	16,675
China Gas Holdings	21,000	25,174
China Longyuan Power Group, Cl H	23,000	28,860
China National Nuclear Power, Cl A	40,000	32,823
China Power International Development	39,000	15,550
China Resources Gas Group	6,700	21,295
China Resources Power Holdings	12,635	19,637
China Three Gorges Renewables Group, Cl A	59,700	47,146
China Yangtze Power, Cl A	47,500	151,512
ENN Energy Holdings	5,500	73,568
ENN Natural Gas, Cl A	4,900	12,757
GD Power Development, Cl A*	37,100	21,180
Huadian Power International, Cl A	17,042	14,223
Huaneng Power International, Cl H*	31,000	13,506
Kunlun Energy	28,000	20,224
SDIC Power Holdings, Cl A	15,506	23,360
Shenergy, Cl A	15,019	12,135
Shenzhen Energy Group, Cl A	10,800	8,499
Sichuan Chuantou Energy, Cl A	7,584	12,797
		595,410
TOTAL CHINA		2,096,727

HONG KONG — 0.2%
Industrials — 0.2%
Hutchison Port Holdings Trust, Cl U	56,100	10,322
TOTAL HONG KONG		10,322

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
INDIA — 2.8%
Industrials — 0.6%
AIA Engineering	924	$28,500

Materials — 2.2%
Clean Science & Technology	449	9,709
National Aluminium	17,391	15,242
PI Industries	1,599	58,934
Vinati Organics	545	13,978
		97,863
TOTAL INDIA		126,363

INDONESIA — 3.4%
Energy — 2.3%
Adaro Energy Indonesia	306,100	79,603
Indo Tambangraya Megah	8,600	23,396
		102,999
Materials — 1.1%
Indah Kiat Pulp & Paper	57,800	34,352
Pabrik Kertas Tjiwi Kimia	29,900	14,481
		48,833
TOTAL INDONESIA		151,832

ISRAEL — 6.8%
Industrials — 3.3%
Elbit Systems	553	105,251
ZIM Integrated Shipping Services	1,788	42,018
		147,269
Materials — 3.5%
ICL Group	15,190	122,987
Israel	86	33,413
		156,400
TOTAL ISRAEL		303,669

JORDAN — 0.3%
Financials — 0.3%
Arab Bank	2,088	13,742
TOTAL JORDAN		13,742

KAZAKHSTAN — 0.8%
Energy — 0.8%
NAC Kazatomprom JSC GDR	1,360	35,002
TOTAL KAZAKHSTAN		35,002

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
KUWAIT — 6.6%
Financials — 6.6%
Kuwait Finance House	106,044	$287,733
Kuwait Projects Holding	19,929	8,552
TOTAL KUWAIT		296,285

MALAYSIA — 4.4%
Industrials — 0.8%
Pentamaster	12,300	11,008
Sime Darby	58,600	27,044
		38,052
Materials — 3.6%
Petronas Chemicals Group	50,500	91,373
Press Metal Aluminium Holdings	79,100	68,916
		160,289
TOTAL MALAYSIA		198,341

PHILIPPINES — 3.0%
Industrials — 3.0%
Aboitiz Equity Ventures	35,800	32,762
International Container Terminal Services	21,420	57,218
JG Summit	64,502	46,265
TOTAL PHILIPPINES		136,245

POLAND — 1.1%
Materials — 1.1%
KGHM Polska Miedz	2,924	51,897
TOTAL POLAND		51,897

RUSSIA — 0.0%
Energy — 0.0%
Rosneft Oil PJSC(A)	33,666	—
Sovcomflot PJSC*(A)	9,110	—
Surgutneftegas*(A)	143,400	—
		—
Materials — 0.0%
MMC Norilsk Nickel PJSC(A)	1,239	—
Polymetal International*(A)	7,154	—
Segezha Group PJSC(A)	78,500	—
		—
TOTAL RUSSIA		—

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
SINGAPORE — 10.3%
Financials — 6.5%
Oversea-Chinese Banking	35,612	$293,602

Industrials — 3.8%
Keppel	15,300	74,106
Singapore Airlines*	14,400	51,181
Singapore Technologies Engineering	17,100	42,664
		167,951
TOTAL SINGAPORE		461,553

SOUTH AFRICA — 6.4%
Financials — 0.2%
Ninety One	4,009	7,803

Materials — 6.2%
Anglo American Platinum	1,122	80,425
Impala Platinum Holdings	17,970	169,646
Kumba Iron Ore	1,373	29,628
		279,699
TOTAL SOUTH AFRICA		287,502

THAILAND — 4.9%
Energy — 4.1%
PTT	206,700	186,315

Materials — 0.8%
Indorama Ventures	33,400	34,533
TOTAL THAILAND		220,848

TURKEY — 1.0%
Industrials — 1.0%
Turk Hava Yollari AO*	11,578	44,092
TOTAL TURKEY		44,092

UNITED ARAB EMIRATES — 0.6%
Industrials — 0.6%
Air Arabia PJSC	48,174	27,412
TOTAL UNITED ARAB EMIRATES		27,412

TOTAL COMMON STOCK
(Cost $5,651,071)		4,461,832

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
PREFERRED STOCK — 0.0%
RUSSIA — 0.0%
Energy — 0.0%
Surgutneftegas PJSC(A)(B)	136,600	$—
TOTAL PREFERRED STOCK
(Cost $74,846)		—

TOTAL INVESTMENTS — 99.3%
(Cost $5,725,917)		4,461,832
OTHER ASSETS LESS LIABILITIES — 0.7%		31,462
NET ASSETS — 100%		$4,493,294

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Currently, no stated interest rate.

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

PJSC — Public Joint-Stock Company

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI One Belt One Road Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China
Energy	$26,354	$—	$—		$26,354
Financials	189,262	—	—		189,262
Industrials	1,102,654	10,571	—		1,113,225
Materials	164,831	7,645	—		172,476
Utilities	595,410	—	—		595,410
Hong Kong	10,322	—	—		10,322
India	126,363	—	—		126,363
Indonesia	151,832	—	—		151,832
Israel	303,669	—	—		303,669
Jordan	13,742	—	—		13,742
Kazakhstan	35,002	—	—		35,002
Kuwait	296,285	—	—		296,285
Malaysia	198,341	—	—		198,341
Philippines	136,245	—	—		136,245
Poland	51,897	—	—		51,897
Russia
Energy	—	—	—	‡‡	—
Materials	—	—	—	‡‡	—
Singapore	461,553	—	—		461,553
South Africa	287,502	—	—		287,502
Thailand	220,848	—	—		220,848
Turkey	44,092	—	—		44,092
United Arab Emirates	27,412	—	—		27,412
Total Common Stock	4,443,616	18,216	—		4,461,832
Preferred Stock
Russia
Energy	—	—	—	‡‡	—
Total Preferred Stock	—	—	—		—
Total Investments in Securities	$4,443,616	$18,216	$—		$4,461,832

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 99.6%‡
BRAZIL — 10.3%
Consumer Discretionary — 4.2%
Americanas*	79,970	$251,050
MercadoLibre*	1,256	1,039,692
		1,290,742
Financials — 2.8%
XP, Cl A*	44,101	838,360

Information Technology — 3.3%
Cielo*	263,100	262,669
Pagseguro Digital, Cl A*	16,792	222,158
StoneCo, Cl A*	28,299	269,690
TOTVS*	46,300	251,237
		1,005,754
TOTAL BRAZIL		3,134,856

CHINA — 40.1%
Communication Services — 13.5%
Baidu, Cl A*	74,964	1,089,618
JOYY ADR	9,150	237,900
Kuaishou Technology, Cl B*	108,600	704,871
NetEase	67,400	1,017,453
Tencent Holdings	31,475	1,068,159
		4,118,001
Consumer Discretionary — 22.1%
Alibaba Group Holding*	109,300	1,085,356
Alibaba Health Information Technology*	1,524,000	698,913
JD Health International*	130,400	749,187
JD.com, Cl A*	41,225	1,042,979
Meituan, Cl B*	54,200	1,143,393
Pinduoduo ADR*	18,072	1,130,946
Trip.com Group*	33,450	898,261
		6,749,035

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 2.0%
Lufax Holding ADR	233,617	$593,387

Real Estate — 2.5%
KE Holdings, Cl A*	140,200	775,128
TOTAL CHINA		12,235,551

GREECE — 2.6%
Consumer Discretionary — 2.6%
OPAP	66,071	794,843
TOTAL GREECE		794,843

INDIA — 8.4%
Communication Services — 2.5%
Info Edge India	15,959	757,349

Consumer Discretionary — 3.5%
MakeMyTrip*	8,298	254,749
Zomato*	1,064,702	816,019
		1,070,768
Information Technology — 2.4%
One 97 Communications*	94,718	742,771
TOTAL INDIA		2,570,888

INDONESIA — 1.7%
Communication Services — 0.9%
MD Pictures*	1,517,600	288,023

Consumer Discretionary — 0.8%
Bukalapak.com*	13,449,600	240,242
TOTAL INDONESIA		528,265

JAPAN — 2.6%
Communication Services — 2.6%
Nexon	45,200	796,922
TOTAL JAPAN		796,922

MALAYSIA — 0.8%
Information Technology — 0.8%
My EG Services	1,353,000	248,016
TOTAL MALAYSIA		248,016

RUSSIA — 0.0%
Communication Services — 0.0%
VK GDR*(A)	49,503	—
Yandex, Cl A*(A)	31,479	—
		—

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary — 0.0%
Ozon Holdings PLC ADR*(A)	58,005	$—

Industrials — 0.0%
HeadHunter Group PLC ADR(A)	11,746	—
TOTAL RUSSIA		—

SINGAPORE — 3.6%
Communication Services — 3.6%
Sea ADR*	19,438	1,089,500
TOTAL SINGAPORE		1,089,500

SOUTH AFRICA — 4.3%
Consumer Discretionary — 3.5%
Naspers, Cl N	8,406	1,058,574

Industrials — 0.8%
Hosken Consolidated Investments*	24,875	237,906
TOTAL SOUTH AFRICA		1,296,480

SOUTH KOREA — 17.6%
Communication Services — 14.9%
Kakao(B)	17,412	694,922
Kakao Games*(B)	7,246	216,008
Krafton*	4,944	725,687
NAVER	5,111	691,255
NCSoft	3,186	770,501
Netmarble(B)	19,502	699,275
Pearl Abyss*(B)	6,547	213,474
Studio Dragon*(B)	4,941	229,661
Wemade(B)	9,379	300,243
		4,541,026
Consumer Discretionary — 2.7%
Coupang, Cl A*	49,683	828,216
TOTAL SOUTH KOREA		5,369,242

SWEDEN — 0.5%
Information Technology — 0.5%
Truecaller, Cl B*(B)	46,318	156,932
TOTAL SWEDEN		156,932

TAIWAN — 2.2%
Consumer Discretionary — 2.2%
momo.com	40,000	672,777
TOTAL TAIWAN		672,777

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
THAILAND — 0.7%
Information Technology — 0.7%
Forth	152,100	$204,641
TOTAL THAILAND		204,641

UNITED ARAB EMIRATES — 0.9%
Information Technology — 0.9%
Network International Holdings PLC*	82,443	278,853
TOTAL UNITED ARAB EMIRATES		278,853

UNITED STATES — 2.6%
Information Technology — 2.6%
Concentrix	6,986	779,847
TOTAL UNITED STATES		779,847

URUGUAY — 0.7%
Information Technology — 0.7%
Dlocal, Cl A*	10,082	206,883
TOTAL URUGUAY		206,883

TOTAL COMMON STOCK
(Cost $54,902,793)		30,364,496

SHORT-TERM INVESTMENT — 8.0%
Invesco Government & Agency Portfolio, Cl Institutional, 1.380%(C)(D)	2,456,263	2,456,263
TOTAL SHORT-TERM INVESTMENT
(Cost $2,456,263)		2,456,263

TOTAL INVESTMENTS — 107.6%
(Cost $57,359,056)		32,820,759
OTHER ASSETS LESS LIABILITIES — (7.6)%		(2,305,803)
NET ASSETS — 100%		$30,514,956

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at September 30, 2022. The total market value of securities on loan at September 30, 2022 was $1,932,924.
(C)	The rate shown is the 7-day effective yield as of September 30, 2022.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2022 was $2,456,263.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Emerging Markets Consumer Technology Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Brazil	$3,134,856	$—	$—		$3,134,856
China	12,235,551	—	—		12,235,551
Greece	794,843	—	—		794,843
India	2,570,888	—	—		2,570,888
Indonesia	528,265	—	—		528,265
Japan	796,922	—	—		796,922
Malaysia	248,016	—	—		248,016
Russia
Communication Services	—	—	—	‡‡	—
Consumer Discretionary	—	—	—	‡‡	—
Industrials	—	—	—	‡‡	—
Singapore	1,089,500	—	—		1,089,500
South Africa	1,296,480	—	—		1,296,480
South Korea
Communication Services	3,328,034	1,212,992	—		4,541,026
Consumer Discretionary	828,216	—	—		828,216
Sweden	156,932	—	—		156,932
Taiwan	672,777	—	—		672,777
Thailand	204,641	—	—		204,641
United Arab Emirates	278,853	—	—		278,853
United States	779,847	—	—		779,847
Uruguay	206,883	—	—		206,883
Total Common Stock	29,151,504	1,212,992	—		30,364,496
Short-Term Investment	2,456,263	—	—		2,456,263
Total Investments in Securities	$31,607,767	$1,212,992	$—		$32,820,759

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI China Clean Technology Index ETF

	Shares	Value
COMMON STOCK — 99.6%‡
CHINA — 96.5%
Consumer Discretionary — 34.2%
BYD, Cl A	39,600	$1,399,830
BYD, Cl H	298,500	7,392,247
Li Auto ADR*	412,330	9,487,713
NIO ADR*	641,397	10,114,830
Niu Technologies ADR*	60,999	250,096
Tianneng Power International	1,349,885	1,179,660
XPeng ADR, Cl A*	289,538	3,459,979
Yadea Group Holdings	2,482,694	3,985,012
		37,269,367
Industrials — 32.0%
Beijing Easpring Material Technology, Cl A	60,000	555,550
Beijing-Shanghai High Speed Railway, Cl A	4,735,100	3,002,132
China Conch Venture Holdings	2,909,500	4,640,434
China Everbright Environment Group	7,127,216	2,959,875
Contemporary Amperex Technology, Cl A	162,750	9,151,841
CT Environmental Group*(A)	329,000	—
Dynagreen Environmental Protection Group, Cl H	746,000	226,179
Ginlong Technologies, Cl A*	44,950	1,393,112
Gotion High-tech, Cl A	193,000	826,507
Ming Yang Smart Energy Group, Cl A	245,700	831,619
ReneSola ADR	72,923	367,532
Riyue Heavy Industry, Cl A	117,300	345,525
Sungrow Power Supply, Cl A	179,600	2,786,777
Titan Wind Energy Suzhou, Cl A	213,009	377,964
Xinjiang Goldwind Science & Technology, Cl A	405,335	644,747
Xinjiang Goldwind Science & Technology, Cl H	1,508,604	1,750,772
Zhejiang Weiming Environment Protection, Cl A	196,800	645,679
Zhuzhou CRRC Times Electric, Cl H	1,055,800	4,438,451
		34,944,696

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI China Clean Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology — 16.4%
China Railway Signal & Communication, Cl A	823,597	$479,430
Chindata Group Holdings ADR*	244,814	1,978,097
GCL System Integration Technology, Cl A*	702,800	311,516
JA Solar Technology, Cl A	271,720	2,440,817
Kingsoft Cloud Holdings ADR*	218,402	434,620
LONGi Green Energy Technology, Cl A	764,046	5,134,617
Trina Solar, Cl A	253,023	2,275,349
Tuya ADR*	400,781	372,606
Xinyi Solar Holdings	4,221,588	4,469,025
		17,896,077
Real Estate — 3.2%
China Evergrande Group*(A)	7,881,000	1,147,380
Guangzhou R&F Properties, Cl H	3,222,400	545,968
Shimao Group Holdings*(A)	2,540,500	976,459
SOHO China*	4,013,000	639,021
Yuzhou Group Holdings	4,517,000	143,280
		3,452,108
Utilities — 10.7%
Beijing Enterprises Water Group	7,958,500	1,835,040
CECEP Solar Energy, Cl A	465,100	445,584
CECEP Wind-Power, Cl A	590,700	364,571
China Datang Renewable Power, Cl H	4,461,000	1,039,966
China Everbright Greentech	1,219,000	232,933
China Everbright Water	1,681,857	281,306
China Longyuan Power Group, Cl H	3,603,800	4,522,023
China Three Gorges Renewables Group, Cl A	3,376,500	2,666,474
GCL New Energy Holdings*	24,390,000	267,206
		11,655,103
TOTAL CHINA		105,217,351

HONG KONG — 3.1%
Industrials — 0.3%
China High Speed Transmission Equipment Group	798,000	359,867

Real Estate — 0.9%
Yuexiu Real Estate Investment Trust†	4,540,000	983,197

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI China Clean Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities — 1.9%
Beijing Energy International Holding*	15,670,000	$405,229
Canvest Environmental Protection Group	946,000	595,325
Concord New Energy Group	12,380,000	1,025,109
		2,025,663
TOTAL HONG KONG		3,368,727

TOTAL COMMON STOCK
(Cost $164,661,293)		108,586,078

TOTAL INVESTMENTS — 99.6%
(Cost $164,661,293)		108,586,078
OTHER ASSETS LESS LIABILITIES — 0.4%		458,109
NET ASSETS — 100%		$109,044,187

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

The following summarizes the market value of the Fund’s investments used as of September 30, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China
Consumer Discretionary	$37,269,367	$—	$—		$37,269,367
Industrials	34,944,696	—	—	‡‡(1)	34,944,696
Information Technology	17,896,077	—	—		17,896,077
Real Estate	1,328,269	—	2,123,839	(2)	3,452,108
Utilities	11,655,103	—	—		11,655,103
Hong Kong	3,368,727	—	—		3,368,727
Total Common Stock	106,462,239	—	2,123,839		108,586,078
Total Investments in Securities	$106,462,239	$—	$2,123,839		$108,586,078

‡‡	Security or securities with a market value of $0.
(1)	At September 30, 2022, this amount was fair valued using the Monthly Return of Equity Movement document from the issuer.
(2)	At September 30, 2022, this amount was fair valued using sector performance and news of potential restructuring proposal of debt.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI China Clean Technology Index ETF (concluded)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of March 31, 2022	$1,681,627
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)(1)	(991,632)
Purchases	—
Sales	—
Transfer into Level 3	1,433,844
Transfer out of Level 3	—
Ending balance as of September 30, 2022	$2,123,839

(1)	Change in unrealized appreciation/(depreciation) is included on the Statement of Operations in Net Change in Unrealized Appreciation (Depreciation) on Investments.

Transfers into Level 3 were due to the availability of observable inputs to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — 96.9%‡
AUSTRALIA — 9.5%
Materials — 9.5%
Allkem*	456,864	$4,068,311
IGO	579,753	5,106,708
Lynas Rare Earths*	720,111	3,500,247
Mineral Resources	57,608	2,435,320
Pilbara Minerals*	1,730,656	5,074,030
TOTAL AUSTRALIA		20,184,616

BELGIUM — 2.3%
Materials — 2.3%
Umicore	164,001	4,840,807
TOTAL BELGIUM		4,840,807

CANADA — 4.1%
Industrials — 3.1%
Ballard Power Systems*(A)	196,915	1,212,402
Magna International	110,274	5,259,092
		6,471,494
Materials — 1.0%
Lithium Americas*	81,470	2,149,330
TOTAL CANADA		8,620,824

CHINA — 33.3%
Consumer Discretionary — 16.1%
Brilliance China Automotive Holdings*(B)	2,170,000	1,171,662
BYD, Cl A	218,100	7,709,668
Geely Automobile Holdings	3,183,000	4,387,325
Guangzhou Automobile Group, Cl H	2,216,000	1,580,861
Li Auto, Cl A*	429,600	4,958,249
NIO ADR*	525,125	8,281,221
Shenzhen Kedali Industry, Cl A	50,836	685,904
XPeng, Cl A*	652,600	3,824,202
Yadea Group Holdings	876,000	1,406,082
		34,005,174

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 8.4%
Beijing Easpring Material Technology, Cl A	112,100	$1,037,953
China Baoan Group, Cl A	575,007	904,958
Contemporary Amperex Technology, Cl A	129,789	7,298,361
Eve Energy, Cl A	385,560	4,575,353
Gotion High-tech, Cl A	362,289	1,551,473
Guangzhou Great Power Energy & Technology, Cl A	103,100	1,086,367
Qingdao TGOOD Electric, Cl A	232,700	474,921
Shenzhen Yinghe Technology, Cl A	142,577	472,980
Zhongshan Broad Ocean Motor, Cl A	522,400	387,633
		17,789,999
Materials — 8.8%
CMOC Group, Cl A	3,853,500	2,551,288
Ganfeng Lithium Group, Cl A	352,658	3,702,112
GEM, Cl A	1,058,840	1,096,097
Guangzhou Tinci Materials Technology, Cl A	426,294	2,634,608
Ningbo Shanshan, Cl A	473,800	1,385,681
Shanghai Putailai New Energy Technology, Cl A	306,262	2,397,119
Tianqi Lithium, Cl H*	80,800	705,079
Xiamen Tungsten, Cl A	315,151	1,000,381
Zhejiang Huayou Cobalt, Cl A	351,463	3,171,927
		18,644,292
TOTAL CHINA		70,439,465

GERMANY — 3.3%
Consumer Discretionary — 2.2%
Mercedes-Benz Group	46,392	2,379,205
Volkswagen	14,065	2,323,797
		4,703,002
Information Technology — 1.1%
Infineon Technologies	106,005	2,358,390
TOTAL GERMANY		7,061,392

INDONESIA — 0.7%
Materials — 0.7%
Aneka Tambang	6,307,000	803,519
Vale Indonesia*	1,532,800	644,224
TOTAL INDONESIA		1,447,743

JAPAN — 6.4%
Consumer Discretionary — 2.6%
Panasonic Holdings	778,400	5,455,710

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 3.8%
Nidec	144,900	$8,138,706
TOTAL JAPAN		13,594,416

NETHERLANDS — 0.8%
Industrials — 0.8%
Alfen Beheer BV*	17,231	1,599,924
TOTAL NETHERLANDS		1,599,924

SOUTH KOREA — 8.7%
Industrials — 3.5%
Ecopro(A)	36,990	2,277,779
LG Energy Solution*(A)	17,397	5,186,147
		7,463,926
Information Technology — 5.0%
L&F(A)	17,518	2,175,822
Samsung SDI	21,711	8,285,599
		10,461,421
Materials — 0.2%
SK IE Technology*(A)	13,743	503,343
TOTAL SOUTH KOREA		18,428,690

SWEDEN — 0.8%
Consumer Discretionary — 0.8%
Volvo Car, Cl B*(A)	392,993	1,725,663
TOTAL SWEDEN		1,725,663

UNITED KINGDOM — 0.2%
Industrials — 0.2%
ITM Power*	406,014	474,080
TOTAL UNITED KINGDOM		474,080

UNITED STATES — 26.8%
Consumer Discretionary — 15.0%
Aptiv*	105,533	8,253,736
EVgo*(A)	55,008	435,113
Ford Motor	169,969	1,903,653
Lucid Group*(A)	391,339	5,467,006
Rivian Automotive, Cl A*	192,111	6,322,373
Tesla*	35,122	9,316,111
		31,697,992

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 4.5%
ChargePoint Holdings*(A)	201,648	$2,976,324
Nikola*(A)	211,264	743,649
Plug Power*	236,153	4,961,575
Proterra*(A)	165,114	822,268
		9,503,816
Information Technology — 0.9%
SolarEdge Technologies*	8,579	1,985,695

Materials — 6.4%
Albemarle	34,654	9,163,904
Livent*	139,579	4,278,096
		13,442,000
TOTAL UNITED STATES		56,629,503

TOTAL COMMON STOCK
(Cost $266,155,204)		205,047,123

PREFERRED STOCK — 2.7%
CHILE — 2.7%
Materials — 2.7%
Sociedad Quimica y Minera de Chile(C)	60,634	5,703,021
TOTAL PREFERRED STOCK
(Cost $4,023,590)		5,703,021

SHORT-TERM INVESTMENT — 8.8%
Invesco Government & Agency Portfolio, Cl Institutional, 1.380%(D)(E)	18,509,024	18,509,024
TOTAL SHORT-TERM INVESTMENT
(Cost $18,509,024)		18,509,024

TOTAL INVESTMENTS — 108.4%
(Cost $288,687,818)		229,259,168
OTHER ASSETS LESS LIABILITIES — (8.4)%		(17,818,484)
NET ASSETS — 100%		$211,440,684

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at September 30, 2022. The total market value of securities on loan at September 30, 2022 was $17,249,982.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Currently, no stated interest rate.
(D)	The rate shown is the 7-day effective yield as of September 30, 2022.
(E)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30 was $18,509,024.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Electric Vehicles and Future Mobility Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Australia	$20,184,616	$—	$—	$20,184,616
Belgium	4,840,807	—	—	4,840,807
Canada	8,620,824	—	—	8,620,824
China
Consumer Discretionary	32,833,512	—	1,171,662	34,005,174
Industrials	17,789,999	—	—	17,789,999
Materials	18,644,292	—	—	18,644,292
Germany	7,061,392	—	—	7,061,392
Indonesia	1,447,743	—	—	1,447,743
Japan	13,594,416	—	—	13,594,416
Netherlands	1,599,924	—	—	1,599,924
South Korea	18,428,690	—	—	18,428,690
Sweden	1,725,663	—	—	1,725,663
United Kingdom	474,080	—	—	474,080
United States	56,629,503	—	—	56,629,503
Total Common Stock	203,875,461	—	1,171,662	205,047,123
Short-Term Investment	18,509,024	—	—	18,509,024
Preferred Stock
Chile	5,703,021	—	—	5,703,021
Total Preferred Stock	5,703,021	—	—	5,703,021
Total Investments in Securities	$228,087,506	$—	$1,171,662	$229,259,168

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
CHINA — 96.6%
Health Care — 96.6%
3SBio	617,000	$437,800
Aier Eye Hospital Group, Cl A	892,037	3,587,343
Apeloa Pharmaceutical, Cl A	150,292	346,156
Asymchem Laboratories Tianjin, Cl A	43,624	848,723
Autobio Diagnostics, Cl A	77,130	596,233
BeiGene ADR*	20,415	2,752,350
Beijing Tiantan Biological Products, Cl A	216,842	614,103
Beijing Tongrentang, Cl A	178,690	1,141,697
Beijing Wantai Biological Pharmacy Enterprise, Cl A	74,830	1,200,782
Betta Pharmaceuticals, Cl A	52,363	329,052
BGI Genomics, Cl A	52,727	394,427
Bloomage Biotechnology, Cl A	40,053	735,984
CanSino Biologics, Cl A	14,779	250,838
CanSino Biologics, Cl H(A)	41,600	236,090
Changchun High & New Technology Industry Group, Cl A	51,808	1,237,945
China Medical System Holdings	579,000	691,121
China National Medicines, Cl A	98,755	345,060
China Resources Sanjiu Medical & Pharmaceutical, Cl A	126,390	680,956
China Traditional Chinese Medicine Holdings	1,206,000	420,953
Chongqing Zhifei Biological Products, Cl A	205,049	2,485,904
CSPC Pharmaceutical Group	3,882,889	3,848,313
Daan Gene, Cl A	178,447	415,008
Dong-E-E-Jiao, Cl A	83,840	380,912
Genscript Biotech*	502,000	1,097,380
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	180,440	657,052
Guangzhou Kingmed Diagnostics Group, Cl A	60,299	536,074
Hangzhou Tigermed Consulting, Cl A	47,850	611,989
Hangzhou Tigermed Consulting, Cl H	53,900	437,042
Hansoh Pharmaceutical Group	502,000	794,257
Huadong Medicine, Cl A	222,441	1,251,809
Hualan Biological Engineering, Cl A	232,347	591,855
Humanwell Healthcare Group, Cl A	208,500	512,685
Hutchmed China ADR*(A)	36,367	322,212

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI All China Health Care Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Hygeia Healthcare Holdings*(A)	150,800	$851,983
Imeik Technology Development, Cl A	22,900	1,574,988
Innovent Biologics*	440,000	1,370,463
Intco Medical Technology, Cl A	84,471	236,144
Jafron Biomedical, Cl A	102,790	698,998
Jiangsu Hengrui Medicine, Cl A	832,328	4,097,924
Jiangsu Yuyue Medical Equipment & Supply, Cl A	122,610	495,486
Jinxin Fertility Group	661,000	324,189
Joincare Pharmaceutical Group Industry, Cl A	243,345	359,088
Joinn Laboratories China, Cl A	58,224	461,519
Jointown Pharmaceutical Group, Cl A	238,706	383,047
Lepu Medical Technology Beijing, Cl A	223,400	662,133
Livzon Pharmaceutical Group, Cl A	79,459	335,484
Meinian Onehealth Healthcare Holdings, Cl A	497,983	298,267
Microport Scientific	281,400	484,659
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	201,784	470,979
Ovctek China, Cl A	109,193	632,568
Pharmaron Beijing, Cl A	127,650	967,785
Pharmaron Beijing, Cl H	86,100	418,440
Porton Pharma Solutions, Cl A	69,600	454,943
Shandong Buchang Pharmaceuticals, Cl A	145,483	357,731
Shandong Weigao Group Medical Polymer, Cl H	1,034,000	1,390,978
Shanghai Fosun Pharmaceutical Group, Cl A	275,229	1,141,197
Shanghai Fosun Pharmaceutical Group, Cl H	212,500	515,421
Shanghai Junshi Biosciences, Cl A*	90,472	640,740
Shanghai Medicilon, Cl A	11,625	364,439
Shanghai Pharmaceuticals Holding, Cl A	346,494	802,426
Shanghai Pharmaceuticals Holding, Cl H	321,100	443,410
Shanghai RAAS Blood Products, Cl A	863,434	645,533
Shenzhen Kangtai Biological Products, Cl A	140,877	598,946
Shenzhen Mindray Bio-Medical Electronics, Cl A	156,355	6,557,604
Shenzhen New Industries Biomedical Engineering, Cl A	101,400	535,792
Shenzhen Salubris Pharmaceuticals, Cl A	140,365	481,000
Shijiazhuang Yiling Pharmaceutical, Cl A	216,250	658,534
Sichuan Kelun Pharmaceutical, Cl A	182,515	564,251
Sinopharm Group, Cl H	580,800	1,164,574
Tasly Pharmaceutical Group, Cl A	122,192	167,284
Tonghua Dongbao Pharmaceutical, Cl A	263,991	319,568
Topchoice Medical, Cl A*	41,341	742,255
Walvax Biotechnology, Cl A	205,300	1,068,378

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI All China Health Care Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Winning Health Technology Group, Cl A	274,600	$271,166
WuXi AppTec, Cl A	333,420	3,352,837
WuXi AppTec, Cl H	152,484	1,232,514
Wuxi Biologics Cayman*	1,093,635	6,603,689
Yunnan Baiyao Group, Cl A	240,123	1,763,245
Zai Lab ADR*	38,206	1,306,645
Zhangzhou Pientzehuang Pharmaceutical, Cl A	78,034	2,920,330
Zhejiang Huahai Pharmaceutical, Cl A	192,972	519,435
Zhejiang Jiuzhou Pharmaceutical, Cl A	108,200	594,640
Zhejiang NHU, Cl A	398,530	1,240,452
Zhejiang Orient Gene Biotech, Cl A	24,193	256,110
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	67,236	459,579
TOTAL CHINA		86,049,895

HONG KONG — 2.3%
Health Care — 2.3%
Sino Biopharmaceutical	4,476,750	2,104,384
TOTAL HONG KONG		2,104,384

UNITED STATES — 1.0%
Health Care — 1.0%
Legend Biotech ADR*	21,219	865,735
TOTAL UNITED STATES		865,735

TOTAL COMMON STOCK
(Cost $143,677,877)		89,020,014

RIGHT — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma(B)	118,157	—
TOTAL CHINA		—
TOTAL RIGHT
(Cost $—)		—

SHORT-TERM INVESTMENT — 1.5%
Invesco Government & Agency Portfolio, Cl Institutional, 1.380%(C)(D)	1,299,955	1,299,955
TOTAL SHORT-TERM INVESTMENT
(Cost $1,299,955)		1,299,955

TOTAL INVESTMENTS — 101.4%
(Cost $144,977,832)		90,319,969
OTHER ASSETS LESS LIABILITIES — (1.4)%		(1,224,272)
NET ASSETS — 100%		$89,095,697

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI All China Health Care Index ETF (concluded)

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at September 30, 2022. The total market value of securities on loan at September 30, 2022 was $1,236,285.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	The rate shown is the 7-day effective yield as of September 30, 2022.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of September 30, 2022 was $1,299,955.

ADR — American Depositary Receipt

Cl — Class

The following summarizes the market value of the Fund’s investments used as of September 30, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China	$86,049,895	$—	$—		$86,049,895
Hong Kong	2,104,384	—	—		2,104,384
United States	865,735	—	—		865,735
Total Common Stock	89,020,014	—	—		89,020,014
Short-Term Investment	1,299,955	—	—		1,299,955
Right	—	—	—	‡‡	—
Total Investments in Securities	$90,319,969	$—	$—		$90,319,969

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Asia Pacific High Income Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 86.9%
AUSTRALIA — 2.9%
Industrials — 2.0%
North Queensland Export Terminal Pty
4.450%, 12/15/2022	$400,000	$391,013

Real Estate — 0.9%
Scentre Group Trust 2
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.379%, 09/24/2080‡(A)	200,000	171,759
TOTAL AUSTRALIA		562,772

CHINA — 25.6%
Consumer Discretionary — 1.7%
Haidilao International Holding
2.150%, 01/14/2026	200,000	164,098
Health & Happiness H&H International Holdings
5.625%, 10/24/2024	200,000	159,000
		323,098
Financials — 3.3%
Huarong Finance 2017, MTN
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.983%‡(A)	300,000	297,750
ZhongAn Online P&C Insurance
3.125%, 07/16/2025	400,000	334,974
		632,724
Materials — 2.0%
China Hongqiao Group
7.375%, 05/02/2023	400,000	390,080

Real Estate — 18.6%
CIFI Holdings Group
6.550%, 03/28/2024	200,000	48,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Asia Pacific High Income Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Real Estate (continued)
Country Garden Holdings
6.500%, 04/08/2024	$200,000	$72,430
4.750%, 01/17/2023	200,000	154,300
Gemdale Ever Prosperity Investment, MTN
4.950%, 08/12/2024	400,000	252,000
Greentown China Holdings
5.650%, 07/13/2025	400,000	308,800
4.700%, 04/29/2025	200,000	158,200
New Metro Global
6.800%, 08/05/2023	200,000	130,020
RKPF Overseas 2019 A
7.875%, 02/01/2023	600,000	542,054
Seazen Group
6.000%, 08/12/2024	200,000	85,150
Shui On Development Holding
6.150%, 08/24/2024	200,000	149,828
5.750%, 11/12/2023	500,000	418,875
5.500%, 03/03/2025	200,000	131,150
Wanda Properties Overseas
6.950%, 12/05/2022	600,000	565,734
Yanlord Land HK
6.800%, 02/27/2024	431,000	364,863
6.750%, 04/23/2023	200,000	186,210
		3,567,614
TOTAL CHINA		4,913,516

HONG KONG — 9.7%
Consumer Discretionary — 2.9%
Li & Fung, MTN
4.375%, 10/04/2024	245,000	222,933
LS Finance 2025
4.500%, 06/26/2025	200,000	151,684
Melco Resorts Finance
4.875%, 06/06/2025	250,000	185,048
		559,665
Financials — 1.9%
FWD
5.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.075%‡(A)	200,000	186,100
FWD Group
6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.876%‡(A)	200,000	174,988
		361,088

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Asia Pacific High Income Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Health Care — 1.0%
PCGI Intermediate, MTN
4.750%, 10/28/2024	$200,000	$185,984

Industrials — 2.9%
Cathay Pacific Financing HK, MTN
4.875%, 08/17/2026	200,000	181,095
Celestial Miles
5.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 8.205%‡(A)	400,000	385,720
		566,815
Real Estate — 1.0%
NWD Finance BVI
6.150%, US Treas Yield Curve Rate T Note Const Mat 3 Yr + 6.201%‡(A)	200,000	191,200
TOTAL HONG KONG		1,864,752

INDIA — 23.2%
Communication Services — 1.4%
Network i2i
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.274%‡(A)	300,000	273,900

Consumer Discretionary — 0.9%
TML Holdings Pte
4.350%, 06/09/2026	200,000	168,260

Energy — 8.9%
Adani Green Energy
4.375%, 09/08/2024	200,000	164,000
Adani Green Energy UP
6.250%, 12/10/2024	200,000	181,760
Azure Power Energy
3.575%, 08/19/2026	7,260	5,445
Continuum Energy Levanter Pte
4.500%, 02/09/2027	580,500	470,931
Greenko Solar Mauritius
5.550%, 01/29/2025	400,000	355,200
HPCL-Mittal Energy
5.250%, 04/28/2027	400,000	354,200
ReNew Power Pvt
5.875%, 03/05/2027	200,000	179,500
		1,711,036

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Asia Pacific High Income Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Financials — 3.4%
Greenko Investment Co.
4.875%, 08/16/2023	$200,000	$190,900
Muthoot Finance, MTN
4.400%, 09/02/2023	200,000	194,500
Shriram Transport Finance, MTN
4.150%, 07/18/2025	300,000	266,284
		651,684
Industrials — 7.6%
GMR Hyderabad International Airport
5.375%, 04/10/2024	200,000	193,000
India Airport Infrastructure
6.250%, 10/25/2025	500,000	435,090
JSW Steel
5.050%, 04/05/2032	200,000	142,345
Magnum Holdings
5.375%, 10/31/2026	400,000	336,035
Periama Holdings
5.950%, 04/19/2026	400,000	345,000
		1,451,470
Materials — 1.0%
Vedanta Resources Finance II
8.000%, 04/23/2023	200,000	185,640
TOTAL INDIA		4,441,990

INDONESIA — 7.2%
Energy — 4.6%
Indika Energy Capital IV Pte
8.250%, 10/22/2025	250,000	233,528
Medco Bell Pte
6.375%, 01/30/2027	400,000	320,791
Saka Energi Indonesia
4.450%, 05/05/2024	200,000	184,002
Star Energy Geothermal Wayang Windu
6.750%, 04/24/2033	164,540	149,320
		887,641
Financials — 0.9%
Bank Negara Indonesia Persero, MTN
3.750%, 03/30/2026	200,000	177,037

Materials — 0.9%
Bukit Makmur Mandiri Utama
7.750%, 02/10/2026	200,000	165,660

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Asia Pacific High Income Bond ETF (continued)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
Real Estate — 0.8%
Theta Capital Pte
8.125%, 01/22/2025	$200,000	$155,000
TOTAL INDONESIA		1,385,338

JAPAN — 3.0%
Communication Services — 3.0%
SoftBank Group
6.000%, USD ICE Swap 11:00 NY 5 Yr + 4.226%‡(A)	400,000	372,000
5.500%, 04/20/2023	200,000	196,850
		568,850
TOTAL JAPAN		568,850

MACAU — 5.6%
Consumer Discretionary — 5.6%
MGM China Holdings
5.375%, 05/15/2024	200,000	175,382
5.250%, 06/18/2025	200,000	167,383
4.750%, 02/01/2027	200,000	155,420
Sands China
5.625%, 08/08/2025	300,000	271,779
Studio City
7.000%, 02/15/2027	200,000	167,109
Studio City Finance
6.000%, 07/15/2025	250,000	139,361
		1,076,434
TOTAL MACAU		1,076,434

PHILIPPINES — 6.0%
Energy — 4.1%
Petron
4.600%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.769%‡(A)	645,000	600,172
SMC Global Power Holdings
6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.608%‡(A)	200,000	181,420
		781,592
Financials — 1.9%
Rizal Commercial Banking
6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.236%‡(A)	400,000	365,198
TOTAL PHILIPPINES		1,146,790

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Asia Pacific High Income Bond ETF (concluded)

	Face Amount	Value
CORPORATE OBLIGATIONS (continued)
THAILAND — 2.7%
Financials — 2.7%
Kasikornbank, MTN
5.275%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.940%‡(A)	$200,000	$176,500
Krung Thai Bank
4.400%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.530%‡(A)	200,000	162,240
TMBThanachart Bank, MTN
4.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.256%‡(A)	200,000	180,000
		518,740
TOTAL THAILAND		518,740

VIETNAM — 1.0%
Energy — 1.0%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029	250,000	195,827

TOTAL CORPORATE OBLIGATIONS
(Cost $18,743,368)		16,675,009

TOTAL INVESTMENTS — 86.9%
(Cost $18,743,368)		16,675,009
OTHER ASSETS LESS LIABILITIES — 13.1%		2,517,116
NET ASSETS — 100%		$19,192,125

‡	Perpetual security with no stated maturity date.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

BVI — British Virgin Islands

ICE — Intercontinental Exchange

MTN — Medium Term Note

USD — United States Dollar

As of September 30, 2022, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — 100.3%‡
BRAZIL — 6.9%
Health Care — 6.9%
Diagnosticos da America	2,300	$8,020
Hapvida Participacoes e Investimentos	37,804	52,909
Hypera	2,700	22,089
Odontoprev	2,580	4,197
Rede D’Or Sao Luiz	8,700	47,804
TOTAL BRAZIL		135,019

CHINA — 41.8%
Consumer Discretionary — 1.9%
JD Health International*	6,700	38,493

Consumer Staples — 1.3%
Anjoy Foods Group, Cl A	700	15,247
Sichuan Swellfun, Cl A	1,100	9,677
		24,924
Health Care — 38.6%
3SBio	5,500	3,903
Aier Eye Hospital Group, Cl A	15,796	63,524
Akeso*	1,000	2,764
Angelalign Technology	200	1,920
BeiGene*	3,200	33,040
Beijing Wantai Biological Pharmacy Enterprise, Cl A	605	9,708
CanSino Biologics, Cl H	200	1,135
Changchun High & New Technology Industry Group, Cl A	1,000	23,895
China Evergrande New Energy Vehicle Group*(A)	16,000	4,513
China Medical System Holdings	5,000	5,969
China Resources Double Crane Pharmaceutical, Cl A	2,900	7,155
China Resources Sanjiu Medical & Pharmaceutical, Cl A	2,400	12,931
Chongqing Zhifei Biological Products, Cl A	4,113	49,864
Genscript Biotech*	4,000	8,744
Guangzhou Kingmed Diagnostics Group, Cl A	1,100	9,779
Hangzhou Tigermed Consulting, Cl H	200	1,622
Hansoh Pharmaceutical Group	14,000	22,151

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Emerging Markets Healthcare Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Huadong Medicine, Cl A	3,940	$22,172
Hygeia Healthcare Holdings*	1,200	6,780
InnoCare Pharma*	3,000	3,042
Innovent Biologics*	3,000	9,344
Jiangsu Hengrui Medicine, Cl A	15,259	75,126
Jinxin Fertility Group	5,000	2,452
Lifetech Scientific*	10,000	3,325
Livzon Pharmaceutical Group, Cl H	700	1,755
Luye Pharma Group*	8,000	2,222
Microport Scientific	3,900	6,717
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	3,773	8,806
Shandong Weigao Group Medical Polymer, Cl H	10,800	14,529
Shanghai Fosun Pharmaceutical Group, Cl H	1,000	2,426
Shanghai Junshi Biosciences, Cl H*	600	1,907
Shanghai Pharmaceuticals Holding, Cl H	2,200	3,038
Shenzhen Kangtai Biological Products, Cl A	2,400	10,204
Shenzhen Mindray Bio-Medical Electronics, Cl A	2,100	88,075
Shijiazhuang Yiling Pharmaceutical, Cl A	4,400	13,399
Sihuan Pharmaceutical Holdings Group	21,000	2,033
Simcere Pharmaceutical Group	5,000	4,338
Sinopharm Group, Cl H	2,800	5,614
Topchoice Medical, Cl A*	700	12,568
Walvax Biotechnology, Cl A	3,800	19,775
WuXi AppTec, Cl H	858	6,935
Wuxi Biologics Cayman*	9,781	59,061
Yunnan Baiyao Group, Cl A	1,980	14,539
Zai Lab*	2,100	7,330
Zhangzhou Pientzehuang Pharmaceutical, Cl A	1,400	52,393
Zhejiang Jiuzhou Pharmaceutical, Cl A	2,000	10,991
Zhejiang NHU, Cl A	7,824	24,353
		757,866
TOTAL CHINA		821,283

HUNGARY — 0.8%
Health Care — 0.8%
Richter Gedeon Nyrt	881	15,096
TOTAL HUNGARY		15,096

INDIA — 13.2%
Health Care — 13.2%
Apollo Hospitals Enterprise	657	35,401
Cipla	3,825	52,423
Divi’s Laboratories	1,255	57,160
Gland Pharma*	726	18,677

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Emerging Markets Healthcare Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Sun Pharmaceutical Industries	8,278	$96,531
TOTAL INDIA		260,192

INDONESIA — 3.0%
Consumer Staples — 0.3%
Industri Jamu Dan Farmasi Sido Muncul	142,100	6,625

Health Care — 2.7%
Kalbe Farma	224,700	27,004
Medikaloka Hermina	71,800	7,662
Metro Healthcare Indonesia TBK*	153,800	5,101
Mitra Keluarga Karyasehat	64,000	12,188
		51,955
TOTAL INDONESIA		58,580

MALAYSIA — 3.2%
Health Care — 3.2%
Hartalega Holdings	16,600	5,943
IHH Healthcare	41,700	53,058
Top Glove	38,700	5,216
TOTAL MALAYSIA		64,217

SOUTH AFRICA — 1.4%
Health Care — 1.4%
Aspen Pharmacare Holdings	2,114	15,795
Life Healthcare Group Holdings	7,117	6,831
Netcare	6,731	5,138
TOTAL SOUTH AFRICA		27,764

SOUTH KOREA — 17.1%
Health Care — 17.1%
Alteogen*	200	6,340
Celltrion	752	92,292
Celltrion Healthcare	821	38,903
Celltrion Pharm*	197	8,820
Daewoong	282	4,129
Daewoong Pharmaceutical	59	6,516
Green Cross	64	5,525
Hanmi Pharm	57	9,168
Hanmi Science	308	6,792
Hugel	60	4,286
Samsung Biologics*	158	89,121
Seegene	243	4,552
Shin Poong Pharmaceutical	247	3,436

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Emerging Markets Healthcare Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
SillaJen*(A)	261	$993
SK Biopharmaceuticals*	371	14,755
SK Bioscience*	358	20,093
ST Pharm	96	5,536
Yuhan	380	14,426
TOTAL SOUTH KOREA		335,683

THAILAND — 5.5%
Health Care — 5.5%
Bangkok Chain Hospital	12,100	5,710
Bangkok Dusit Medical Services, Cl F	72,200	56,466
Bumrungrad Hospital	3,600	21,665
Chularat Hospital, Cl F	54,100	5,278
Mega Lifesciences	3,700	4,537
Ramkhamhaeng Hospital	5,400	7,766
Thonburi Healthcare Group	3,600	6,180
TOTAL THAILAND		107,602

UNITED ARAB EMIRATES — 6.9%
Industrials — 6.9%
International Holding PJSC*	1,396	135,303
TOTAL UNITED ARAB EMIRATES		135,303

UNITED STATES — 0.5%
Health Care — 0.5%
Legend Biotech ADR*	232	9,466
TOTAL UNITED STATES		9,466

TOTAL COMMON STOCK
(Cost $3,034,199)		1,970,205

RIGHT — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma(A)	5,516	-
TOTAL CHINA		-
TOTAL RIGHT
(Cost $—)		-

TOTAL INVESTMENTS — 100.3%
(Cost $3,034,199)		1,970,205
OTHER ASSETS LESS LIABILITIES — (0.3)%		(5,148)
NET ASSETS — 100%		$1,965,057

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Emerging Markets Healthcare Index ETF (concluded)

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

The following summarizes the market value of the Fund’s investments used as of September 30, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Brazil	$135,019	$—	$—		$135,019
China
Consumer Discretionary	38,493	—	—		38,493
Consumer Staples	24,924	—	—		24,924
Health Care	746,198	7,155	4,513		757,866
Hungary	15,096	—	—		15,096
India	260,192	—	—		260,192
Indonesia	58,580	—	—		58,580
Malaysia	64,217	—	—		64,217
South Africa	27,764	—	—		27,764
South Korea
Health Care	334,690	—	993		335,683
Thailand	107,602	—	—		107,602
United Arab Emirates	135,303	—	—		135,303
United States	9,466	—	—		9,466
Total Common Stock	1,957,544	7,155	5,506		1,970,205
Right	—	—	—	‡‡	—
Total Investments in Securities	$1,957,544	$7,155	$5,506		$1,970,205

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — 94.9%‡
BRAZIL — 5.9%
Communication Services — 0.1%
Telefonica Brasil	2,400	$17,966

Consumer Discretionary — 0.4%
Americanas	4,320	13,562
Lojas Renner	3,825	19,695
Magazine Luiza*	19,200	15,903
		49,160
Consumer Staples — 0.8%
Ambev	23,000	66,080
BRF*	5,000	11,907
Raia Drogasil	6,000	25,214
		103,201
Energy — 0.9%
Petroleo Brasileiro	18,800	114,979
Ultrapar Participacoes	3,600	7,807
		122,786
Financials — 1.0%
B3 - Brasil Bolsa Balcao	25,400	61,283
Banco Bradesco	6,488	19,563
Banco do Brasil	4,200	29,911
Banco Santander Brasil	1,800	10,097
BB Seguridade Participacoes	3,000	14,737
		135,591

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 0.7%
CCR	4,800	$11,119
Localiza Rent a Car	2,420	27,333
Rumo	4,800	16,400
WEG	7,200	42,783
		97,635
Materials — 1.8%
Klabin	3,000	10,067
Suzano	3,500	28,795
Vale	15,900	211,771
		250,633
Utilities — 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo	1,200	11,004
Equatorial Energia	3,000	14,920
		25,924
TOTAL BRAZIL		802,896

CHILE — 0.6%
Consumer Discretionary — 0.0%
Falabella	3,126	6,298

Energy — 0.1%
Empresas Copec	1,621	10,494

Financials — 0.3%
Banco de Chile	276,436	24,578
Banco de Credito e Inversiones	242	6,213
Banco Santander Chile	275,811	9,738
		40,529
Materials — 0.1%
Empresas CMPC	5,262	8,092

Utilities — 0.1%
Enel Americas	118,292	12,595
Enel Chile	116,931	3,417
		16,012
TOTAL CHILE		81,425

COLOMBIA — 0.1%
Energy — 0.1%
Ecopetrol	20,153	9,098

Financials — 0.0%
Bancolombia	934	6,323
TOTAL COLOMBIA		15,421

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
CZECH REPUBLIC — 0.2%
Financials — 0.0%
Komercni Banka	304	$7,624

Utilities — 0.2%
CEZ	645	22,115
TOTAL CZECH REPUBLIC		29,739

EGYPT — 0.1%
Financials — 0.1%
Commercial International Bank Egypt SAE	10,982	14,124
TOTAL EGYPT		14,124

GREECE — 0.1%
Communication Services — 0.1%
Hellenic Telecommunications Organization	966	14,053
TOTAL GREECE		14,053

HUNGARY — 0.3%
Energy — 0.1%
MOL Hungarian Oil & Gas	1,501	8,362

Financials — 0.1%
OTP Bank Nyrt	921	16,865

Health Care — 0.1%
Richter Gedeon Nyrt	745	12,766
TOTAL HUNGARY		37,993

INDIA — 20.4%
Communication Services — 0.7%
Bharti Airtel	9,307	91,513

Consumer Discretionary — 1.7%
Bajaj Auto	343	14,874
Eicher Motors	547	24,687
Mahindra & Mahindra	3,859	60,159
Maruti Suzuki India	517	56,104
Tata Motors*	7,558	37,590
Titan	1,295	41,499
		234,913
Consumer Staples — 1.9%
Dabur India	2,183	15,375
Godrej Consumer Products	1,501	16,799
Hindustan Unilever	3,776	125,158
ITC	18,136	74,059
Nestle India	101	23,769
		255,160

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Energy — 2.8%
Bharat Petroleum	3,155	$11,821
Indian Oil	25,230	20,764
Oil & Natural Gas	10,726	16,718
Reliance Industries	11,431	334,108
		383,411
Financials — 5.2%
Axis Bank	11,490	103,556
Bajaj Finance	1,053	94,953
Bajaj Finserv	1,610	33,216
Housing Development Finance	7,645	214,992
ICICI Bank	19,370	205,245
State Bank of India	9,065	59,125
		711,087
Health Care — 0.6%
Aurobindo Pharma	1,091	6,848
Dr Reddy’s Laboratories	475	25,315
Piramal Pharma(A)	1,340	4,380
Sun Pharmaceutical Industries	4,530	52,825
		89,368
Industrials — 0.5%
Larsen & Toubro	3,002	68,183

Information Technology — 4.6%
HCL Technologies	5,446	62,416
Infosys ADR	19,089	323,940
Tata Consultancy Services	4,530	167,307
Tech Mahindra	3,126	38,756
Wipro	7,557	36,623
		629,042
Materials — 1.8%
Asian Paints	1,702	69,929
Grasim Industries	1,369	28,185
Hindalco Industries	8,438	40,509
JSW Steel	3,577	27,774
UltraTech Cement	487	37,445
UPL	2,255	18,629
Vedanta	5,495	18,241
		240,712

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Utilities — 0.6%
GAIL India	12,699	$13,589
NTPC	14,678	28,805
Power Grid Corp of India	12,899	33,646
		76,040
TOTAL INDIA		2,779,429

INDONESIA — 3.8%
Communication Services — 0.6%
Telkom Indonesia Persero	278,000	81,424

Consumer Discretionary — 0.4%
Astra International	120,700	52,513

Consumer Staples — 0.2%
Charoen Pokphand Indonesia	38,000	14,099
Unilever Indonesia	39,200	12,434
		26,533
Energy — 0.2%
Adaro Energy Indonesia	63,400	16,487
United Tractors	9,000	19,401
		35,888
Financials — 2.4%
Bank Central Asia	262,600	147,446
Bank Mandiri Persero	108,600	67,217
Bank Negara Indonesia Persero	40,400	23,811
Bank Rakyat Indonesia Persero	301,700	88,960
		327,434
TOTAL INDONESIA		523,792

MALAYSIA — 2.6%
Communication Services — 0.2%
DiGi.Com	18,200	13,266
Maxis	18,200	13,777
		27,043
Consumer Discretionary — 0.1%
Genting	12,000	11,594

Consumer Staples — 0.1%
Sime Darby Plantation	13,800	12,172

Financials — 1.5%
CIMB Group Holdings	48,400	53,546
Hong Leong Bank	3,000	13,263
Malayan Banking	33,816	62,571
Public Bank	78,400	71,518
		200,898

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care — 0.1%
IHH Healthcare	12,000	$15,269

Materials — 0.2%
Petronas Chemicals Group	18,200	32,930

Utilities — 0.4%
Petronas Gas	3,000	10,675
Tenaga Nasional	22,400	38,887
		49,562
TOTAL MALAYSIA		349,468

MEXICO — 4.1%
Communication Services — 1.0%
America Movil	149,800	123,893
Grupo Televisa	12,000	13,010
Sitios Latinoamerica*	7,490	3,349
		140,252
Consumer Staples — 1.3%
Fomento Economico Mexicano	10,200	64,028
Grupo Bimbo, Ser A	6,600	23,295
Wal-Mart de Mexico	25,900	91,234
		178,557
Financials — 0.7%
Grupo Financiero Banorte, Cl O	13,200	84,895
Grupo Financiero Inbursa, Cl O*	9,000	14,287
		99,182
Industrials — 0.4%
Grupo Aeroportuario del Pacifico, Cl B	2,500	31,649
Grupo Aeroportuario del Sureste, Cl B	870	17,163
		48,812
Materials — 0.6%
Cemex*	75,300	25,989
Grupo Mexico	13,800	46,752
		72,741
Real Estate — 0.1%
Fibra Uno Administracion†	17,000	17,526
TOTAL MEXICO		557,070

PERU — 0.6%
Financials — 0.3%
Credicorp	297	36,472

Materials — 0.3%
Cia de Minas Buenaventura SAA ADR	3,435	23,117

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
Southern Copper	409	$18,340
		41,457
TOTAL PERU		77,929

PHILIPPINES — 1.1%
Financials — 0.2%
BDO Unibank	12,670	24,097

Industrials — 0.4%
Ayala	1,820	19,124
JG Summit	22,185	15,913
SM Investments	1,820	22,507
		57,544
Real Estate — 0.5%
Ayala Land	61,900	24,127
SM Prime	84,600	43,436
		67,563
Utilities — 0.0%
ACEN	9,960	951
TOTAL PHILIPPINES		150,155

POLAND — 0.8%
Communication Services — 0.1%
CD Projekt	367	7,446

Consumer Discretionary — 0.1%
LPP	11	17,361

Energy — 0.1%
Polski Koncern Naftowy Orlen	1,695	18,374

Financials — 0.4%
Bank Polska Kasa Opieki	1,001	12,302
Powszechna Kasa Oszczednosci Bank Polski	4,989	22,061
Powszechny Zaklad Ubezpieczen	3,626	17,003
Santander Bank Polska	197	7,854
		59,220
Materials — 0.1%
KGHM Polska Miedz	699	12,406
TOTAL POLAND		114,807

QATAR — 1.8%
Financials — 1.5%
Masraf Al Rayan	22,682	25,661
Qatar Islamic Bank	6,654	45,131
Qatar National Bank	23,579	128,845
		199,637

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 0.3%
Industries Qatar	10,579	$49,093
TOTAL QATAR		248,730

ROMANIA — 0.1%
Real Estate — 0.1%
NEPI Rockcastle	1,627	7,338
TOTAL ROMANIA		7,338

RUSSIA — 0.0%
Communication Services — 0.0%
Mobile TeleSystems PJSC ADR(A)(B)	3,839	—

Consumer Discretionary — 0.0%
X5 Retail Group GDR(A)(B)	915	—

Consumer Staples — 0.0%
Magnit PJSC GDR(A)(B)	2,616	—

Energy — 0.0%
Gazprom PJSC(A)(B)	89,700	—
LUKOIL PJSC(A)(B)	3,729	—
Novatek PJSC GDR(A)(B)	756	—
Rosneft Oil PJSC(A)(B)	10,270	—
Tatneft PJSC(A)(B)	16,537	—
		—
Financials — 0.0%
Sberbank of Russia PJSC(A)(B)	99,330	—

Materials — 0.0%
Alrosa PJSC(A)(B)	18,910	—
MMC Norilsk Nickel PJSC(A)(B)	670	—
Novolipetsk Steel PJSC(A)(B)	8,860	—
Severstal PAO(A)(B)	1,512	—
		—
TOTAL RUSSIA		—

SOUTH AFRICA — 5.7%
Communication Services — 0.6%
MTN Group	8,465	56,463
MultiChoice Group	1,717	11,048
Vodacom Group	2,569	17,450
		84,961
Consumer Discretionary — 1.5%
Absa Group	3,627	35,645
Mr Price Group	981	9,432
Naspers, Cl N	1,161	146,206
Woolworths Holdings	3,973	13,500
		204,783

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples — 0.6%
Bid	1,695	$26,296
Clicks Group	1,019	16,185
Shoprite Holdings	3,232	39,021
		81,502
Energy — 0.1%
Exxaro Resources	1,050	11,826

Financials — 2.0%
Capitec Bank	528	45,624
Discovery*	3,607	21,059
FirstRand	22,589	76,342
Nedbank Group	2,286	25,411
Old Mutual	19,930	10,845
Remgro	2,142	15,821
Sanlam	7,347	21,090
Standard Bank Group	6,650	53,281
		269,473
Industrials — 0.4%
Bidvest Group	1,357	14,840
Sasol	2,811	44,691
		59,531
Materials — 0.4%
Anglo American Platinum	358	25,661
Gold Fields	4,044	33,178
		58,839
Real Estate — 0.1%
Growthpoint Properties†	12,091	7,932
TOTAL SOUTH AFRICA		778,847

SOUTH KOREA — 16.6%
Communication Services — 1.2%
Kakao	1,296	51,724
NAVER	637	86,153
NCSoft	95	22,975
		160,852
Consumer Discretionary — 1.9%
Coway	221	8,326
Hyundai Mobis	349	46,592
Hyundai Motor	759	93,635
Kangwon Land	493	8,115
Kia	1,513	76,036
LG Electronics	577	31,699
		264,403

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples — 0.7%
Amorepacific	216	$15,400
E-MART	83	4,867
KT&G	851	51,511
LG H&H	53	23,449
		95,227
Energy — 0.4%
HD Hyundai	185	6,995
SK Innovation*	323	32,422
S-Oil	191	10,814
		50,231
Financials — 1.8%
DB Insurance	209	8,064
Hana Financial Group	1,814	44,948
Industrial Bank of Korea	1,055	7,020
KB Financial Group	2,164	66,098
Samsung Fire & Marine Insurance	279	35,882
Samsung Life Insurance	287	12,517
Shinhan Financial Group	2,314	54,183
Woori Financial Group	1,976	14,778
		243,490
Health Care — 1.0%
Celltrion	336	41,255
Celltrion Healthcare	819	38,813
Samsung Biologics*	92	51,894
		131,962
Industrials — 1.1%
Hyundai Engineering & Construction	329	8,623
Korea Shipbuilding & Offshore Engineering*	161	8,204
LG	660	34,137
Samsung C&T	590	42,682
Samsung Heavy Industries*	5,687	21,107
SK Holdings	239	32,074
		146,827
Information Technology — 7.0%
LG Display	897	7,524
Samsung Electro-Mechanics	407	31,861
Samsung Electronics	17,632	654,406
Samsung SDI	275	104,949
Samsung SDS	143	11,494
SK Hynix	2,233	129,700
SK Square*	439	11,097
		951,031

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials — 1.3%
Hyundai Steel	329	$6,462
Korea Zinc	35	14,556
LG Chemical	245	91,787
Lotte Chemical	77	7,750
POSCO Holdings	415	61,204
		181,759
Utilities — 0.2%
Korea Electric Power	2,566	36,050
TOTAL SOUTH KOREA		2,261,832

TAIWAN — 25.0%
Communication Services — 1.2%
Chunghwa Telecom	24,000	86,176
Far EasTone Telecommunications	15,000	34,206
Taiwan Mobile	15,000	45,166
		165,548
Consumer Staples — 0.8%
President Chain Store	6,000	53,387
Uni-President Enterprises	24,000	50,874
		104,261
Energy — 0.1%
Formosa Petrochemical	6,000	15,667

Financials — 6.0%
Cathay Financial Holding	36,000	45,299
Chailease Holding	10,152	58,356
Chang Hwa Commercial Bank	92,660	50,052
China Development Financial Holding	112,000	42,332
CTBC Financial Holding	72,000	45,016
E.Sun Financial Holding	74,910	60,756
First Financial Holding	76,220	62,418
Fubon Financial Holding	40,740	64,031
Hua Nan Financial Holdings	64,567	45,249
Mega Financial Holding	50,625	49,670
Shanghai Commercial & Savings Bank*	39,000	60,436
Shin Kong Financial Holding	184,000	47,581
SinoPac Financial Holdings	42,560	23,191
Taishin Financial Holding	132,648	57,239
Taiwan Cooperative Financial Holding	66,634	55,093
Yuanta Financial Holding	74,138	45,652
		812,371

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 0.4%
Far Eastern New Century	52,000	$52,984

Information Technology — 14.3%
ASE Technology Holding	20,000	50,458
Asustek Computer	6,000	44,222
AUO(A)	62,000	28,341
Catcher Technology	6,000	32,600
Delta Electronics	12,000	95,625
Hon Hai Precision Industry	53,000	170,273
Innolux(A)	36,000	11,698
Lite-On Technology	24,000	48,228
MediaTek	6,000	104,129
Novatek Microelectronics	6,000	41,387
Pegatron	19,000	35,009
Quanta Computer	18,000	43,655
Taiwan Semiconductor Manufacturing	90,000	1,196,258
United Microelectronics	48,000	54,049
		1,955,932
Materials — 2.2%
Asia Cement	24,000	29,784
China Steel	81,000	68,119
Formosa Chemicals & Fibre	17,000	37,000
Formosa Plastics	24,000	65,463
Nan Ya Plastics	30,000	63,214
Taiwan Cement	34,404	36,627
		300,207
TOTAL TAIWAN		3,406,970

TANZANIA — 0.2%
Materials — 0.2%
AngloGold Ashanti	1,995	27,714
TOTAL TANZANIA		27,714

THAILAND — 2.6%
Communication Services — 0.2%
Advanced Info Service	6,000	31,018

Consumer Staples — 0.3%
CP ALL	30,500	45,483

Energy — 0.7%
PTT	63,100	56,877
PTT Exploration & Production	8,900	37,870
		94,747

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials — 0.4%
SCB X	19,800	$54,592

Health Care — 0.2%
Bangkok Dusit Medical Services, Cl F	34,000	26,591
		26,591
Industrials — 0.4%
Airports of Thailand	26,500	50,934

Materials — 0.3%
PTT Global Chemical	13,800	15,183
Siam Cement	3,200	27,656
		42,839
Real Estate — 0.1%
Central Pattana	8,800	15,223
		15,223
TOTAL THAILAND		361,427

TURKEY — 0.5%
Consumer Staples — 0.2%
BIM Birlesik Magazalar	4,228	26,387

Energy — 0.2%
Turkiye Petrol Rafinerileri*	1,211	18,918

Financials — 0.1%
Akbank	30,226	18,408
TOTAL TURKEY		63,713

UNITED ARAB EMIRATES — 1.6%
Communication Services — 0.6%
Emirates Telecommunications Group PJSC	12,693	80,725

Financials — 0.9%
Abu Dhabi Commercial Bank PJSC	12,242	30,063
First Abu Dhabi Bank PJSC	18,986	92,316
		122,379
Real Estate — 0.1%
Emaar Properties PJSC	14,222	22,419
TOTAL UNITED ARAB EMIRATES		225,523

UNITED STATES — 0.1%
Consumer Staples — 0.1%
JBS	3,600	16,719
TOTAL UNITED STATES		16,719

TOTAL COMMON STOCK
(Cost $18,537,590)		12,947,114

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

	Shares	Value
PREFERRED STOCK — 4.2%
BRAZIL — 2.8%
Energy — 0.8%
Petroleo Brasileiro(C)	20,600	$113,495

Financials — 1.8%
Banco Bradesco(C)	27,571	101,132
Itau Unibanco Holding(C)	19,600	101,681
Itausa(B)	22,620	40,691
		243,504
Materials — 0.1%
Gerdau(C)	4,200	18,978

Utilities — 0.1%
Cia Energetica de Minas Gerais(C)	5,225	10,394
TOTAL BRAZIL		386,371

CHILE — 0.5%
Materials — 0.5%
Sociedad Quimica y Minera de Chile(C)	767	72,142

COLOMBIA — 0.1%
Financials — 0.1%
Bancolombia(C)	1,857	11,326

RUSSIA — 0.0%
Energy — 0.0%
Surgutneftegas PJSC(A)(B)(C)	50,900	—

SOUTH KOREA — 0.8%
Information Technology — 0.8%
Samsung Electronics(C)	3,318	108,768

TOTAL PREFERRED STOCK
(Cost $665,083)		578,607

RIGHT — 0.0%
BRAZIL — 0.0%
Industrials — 0.0%
Localiza Rent a Car, Expires 10/31/2211/07/2022	7	14
TOTAL BRAZIL		14
TOTAL RIGHT
(Cost $—)		14

TOTAL INVESTMENTS — 99.1%
(Cost $19,202,673)		13,525,735
OTHER ASSETS LESS LIABILITIES — 0.9%		122,093
NET ASSETS — 100%		$13,647,828

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF (continued)

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(C)	Currently, no stated interest rate.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint-Stock Company

Ser — Series

The following summarizes the market value of the Fund’s investments used as of September 30, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Brazil	$802,896	$—	$—	$802,896
Chile	81,425	—	—	81,425
Colombia	15,421	—	—	15,421
Czech Republic	29,739	—	—	29,739
Egypt	14,124	—	—	14,124
Greece	14,053	—	—	14,053
Hungary	37,993	—	—	37,993
India
Communication Services	91,513	—	—	91,513
Consumer Discretionary	234,913	—	—	234,913
Consumer Staples	255,160	—	—	255,160
Energy	383,411	—	—	383,411
Financials	711,087	—	—	711,087
Health Care	84,988	—	4,380	89,368
Industrials	68,183	—	—	68,183
Information Technology	629,042	—	—	629,042
Materials	240,712	—	—	240,712
Utilities	76,040	—	—	76,040
Indonesia	523,792	—	—	523,792
Malaysia	349,468	—	—	349,468
Mexico	557,070	—	—	557,070
Peru	77,929	—	—	77,929
Philippines	150,155	—	—	150,155
Poland	114,807	—	—	114,807
Qatar	248,730	—	—	248,730
Romania	7,338	—	—	7,338

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI Emerging Markets ex China Index ETF (concluded)

Investments in Securities	Level 1	Level 2	Level 3		Total
Russia
Communication Services	$—	$—	$—	‡‡	$—
Consumer Discretionary	—	—	—	‡‡	—
Consumer Staples	—	—	—	‡‡	—
Energy	—	—	—	‡‡	—
Financials	—	—	—	‡‡	—
Materials	—	—	—	‡‡	—
South Africa	778,847	—	—		778,847
South Korea	2,261,832	—	—		2,261,832
Taiwan
Communication Services	165,548	—	—		165,548
Consumer Staples	104,261	—	—		104,261
Energy	15,667	—	—		15,667
Financials	812,371	—	—		812,371
Industrials	52,984	—	—		52,984
Information Technology	1,915,893	—	40,039		1,955,932
Materials	300,207	—	—		300,207
Tanzania	27,714	—	—		27,714
Thailand	361,427	—	—		361,427
Turkey	63,713	—	—		63,713
United Arab Emirates	225,523	—	—		225,523
United States	16,719	—	—		16,719
Total Common Stock	12,902,695	—	44,419		12,947,114
Preferred Stock
Brazil	386,371	—	—		386,371
Chile	72,142	—	—		72,142
Colombia	11,326	—	—		11,326
Russia
Energy	—	—	—	‡‡	—
South Korea	108,768	—	—		108,768
Total Preferred Stock	578,607	—	—		578,607
Right	14	—	—		14
Total Investments in Securities	$13,481,316	$—	$44,419		$13,525,735

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI China ESG Leaders Index ETF

	Shares	Value
COMMON STOCK — 99.8%‡
CHINA — 98.6%
Communication Services — 17.5%
37 Interactive Entertainment Network Technology Group, Cl A	900	$2,199
Baidu, Cl A*	12,400	180,237
China Ruyi Holdings*	32,000	6,848
NetEase	12,900	194,735
Tencent Holdings	11,200	380,092
		764,111
Consumer Discretionary — 30.2%
Alibaba Group Holding*	37,436	371,742
Alibaba Health Information Technology*	12,000	5,503
BYD, Cl A	801	28,315
BYD, Cl H	6,000	148,588
Li Auto ADR*	4,042	93,006
Meituan, Cl B*	19,600	413,478
Ping An Healthcare and Technology*	3,700	6,976
Pop Mart International Group	4,000	7,358
Tongcheng Travel Holdings*	8,800	17,264
Vipshop Holdings ADR*	3,157	26,550
XPeng ADR, Cl A*	3,139	37,511
Yadea Group Holdings	8,000	12,841
Yum China Holdings	3,155	149,326
		1,318,458
Consumer Staples — 4.1%
Angel Yeast, Cl A	300	1,750
Anjoy Foods Group, Cl A	200	4,356

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI China ESG Leaders Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples (continued)
By-health, Cl A	800	$1,975
China Feihe	26,000	18,217
China Mengniu Dairy	23,000	91,269
Dali Foods Group	14,500	6,243
Henan Shuanghui Investment & Development, Cl A	1,500	5,146
Inner Mongolia Yili Industrial Group, Cl A	2,700	12,490
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A	300	1,342
Uni-President China Holdings	9,000	7,556
Want Want China Holdings	35,000	22,873
Yihai International Holding	3,000	6,344
		179,561
Energy — 0.1%
China Suntien Green Energy, Cl H	13,000	4,769

Financials — 15.0%
China Construction Bank, Cl H	704,000	407,159
China Merchants Bank, Cl A	8,900	42,009
China Merchants Bank, Cl H	28,500	132,518
Far East Horizon	11,000	7,427
Huatai Securities, Cl A	3,200	5,440
Huatai Securities, Cl H	11,200	12,327
Orient Securities, Cl A	3,200	3,452
Postal Savings Bank of China, Cl A	11,600	7,257
Postal Savings Bank of China, Cl H	58,000	34,209
		651,798
Health Care — 10.4%
3SBio	10,500	7,450
CanSino Biologics, Cl A	58	984
CanSino Biologics, Cl H	800	4,540
China Medical System Holdings	10,000	11,936
China Resources Sanjiu Medical & Pharmaceutical, Cl A	400	2,155
CSPC Pharmaceutical Group	65,800	65,214
Genscript Biotech*	10,000	21,860
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	700	2,549
Guangzhou Kingmed Diagnostics Group, Cl A	300	2,667
Hansoh Pharmaceutical Group	8,000	12,658
Huadong Medicine, Cl A	700	3,939
Jafron Biomedical, Cl A	300	2,040
Jinxin Fertility Group	11,000	5,395
Joincare Pharmaceutical Group Industry, Cl A	800	1,181
Livzon Pharmaceutical Group, Cl A	200	845
Microport Scientific	4,800	8,267

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI China ESG Leaders Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Ovctek China, Cl A	380	$2,201
Pharmaron Beijing, Cl A	350	2,654
Pharmaron Beijing, Cl H	1,550	7,533
Shandong Weigao Group Medical Polymer, Cl H	17,600	23,676
Shanghai Fosun Pharmaceutical Group, Cl A	900	3,732
Shanghai Fosun Pharmaceutical Group, Cl H	4,000	9,702
Shanghai Pharmaceuticals Holding, Cl A	1,200	2,779
Shanghai Pharmaceuticals Holding, Cl H	5,600	7,733
Shenzhen Mindray Bio-Medical Electronics, Cl A	500	20,970
Sinopharm Group, Cl H	9,600	19,249
Topchoice Medical, Cl A*	200	3,591
WuXi AppTec, Cl A	1,120	11,263
WuXi AppTec, Cl H	2,700	21,824
Wuxi Biologics Cayman*	26,000	156,996
Yunnan Baiyao Group, Cl A	820	6,021
Zhejiang Jiuzhou Pharmaceutical, Cl A	300	1,649
		455,253
Industrials — 6.9%
Air China, Cl A	2,900	4,259
Air China, Cl H	14,000	10,701
Beijing Capital International Airport, Cl H	14,000	7,580
Beijing Easpring Material Technology, Cl A	300	2,778
China Baoan Group, Cl A	1,100	1,731
China Communications Services, Cl H	16,000	5,381
China Conch Venture Holdings	12,000	19,139
China Eastern Airlines, Cl A	3,900	2,670
China Everbright Environment Group	26,000	10,798
China Lesso Group Holdings	8,000	7,450
China Southern Airlines, Cl A	4,700	4,377
China Southern Airlines, Cl H	14,000	7,383
CITIC	42,000	39,593
Contemporary Amperex Technology, Cl A	1,100	61,856
Eve Energy, Cl A	800	9,493
Fosun International	18,000	11,167
Gotion High-tech, Cl A	800	3,426
Jiangsu Zhongtian Technology, Cl A	1,400	4,413
Keda Industrial Group	800	1,878
Ming Yang Smart Energy Group, Cl A	900	3,046
SF Holding, Cl A	2,100	13,909

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI China ESG Leaders Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Shanghai Construction Group, Cl A	3,800	$1,349
Shanghai Electric Group, Cl A	5,400	2,931
Shanghai M&G Stationery, Cl A	400	2,530
Shenzhen Inovance Technology, Cl A	1,150	9,277
Shenzhen International Holdings	9,413	7,195
Sinotrans, Cl A	1,900	946
Sinotruk Hong Kong	5,000	4,185
Sungrow Power Supply, Cl A	700	10,862
Titan Wind Energy Suzhou, Cl A	800	1,419
Xinjiang Goldwind Science & Technology, Cl A	1,500	2,386
Xinjiang Goldwind Science & Technology, Cl H	5,600	6,499
Zhejiang Chint Electrics, Cl A	900	3,381
Zhejiang Expressway, Cl H	10,000	6,815
Zhejiang Weixing New Building Materials, Cl A	700	2,023
Zoomlion Heavy Industry Science and Technology, Cl A	3,000	2,331
Zoomlion Heavy Industry Science and Technology, Cl H	10,200	3,547
		300,704
Information Technology — 2.6%
AAC Technologies Holdings	5,500	8,604
Kingdee International Software Group	20,000	26,191
Lenovo Group	52,000	36,169
Unisplendour, Cl A	1,251	2,783
Xinyi Solar Holdings	38,000	40,227
		113,974
Materials — 2.4%
Baoshan Iron & Steel, Cl A	9,800	7,231
BBMG, Cl A	3,600	1,257
Chengtun Mining Group, Cl A	1,300	1,183
Chengxin Lithium Group, Cl A	300	1,968
China Jushi, Cl A	1,786	3,302
China Resources Cement Holdings	16,000	7,419
CMOC Group, Cl A	7,800	5,164
CMOC Group, Cl H	27,000	10,559
Ganfeng Lithium Group, Cl A	640	6,719
Ganfeng Lithium Group, Cl H	2,480	16,507
GEM, Cl A	2,100	2,174
Huaxin Cement, Cl A	600	1,410
Jiangsu Eastern Shenghong, Cl A	1,800	4,398
Kingfa Sci & Tech, Cl A	1,100	1,447
Shandong Nanshan Aluminum, Cl A	5,200	2,196
Shanghai Putailai New Energy Technology, Cl A	600	4,696

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI China ESG Leaders Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
Sichuan Yahua Industrial Group, Cl A	400	$1,426
Sinopec Shanghai Petrochemical, Cl A	3,200	1,338
Skshu Paint, Cl A	240	2,949
Suzhou TA&A Ultra Clean Technology, Cl A	200	1,859
Transfar Zhilian, Cl A	1,300	965
Youngy, Cl A*	100	1,579
Yunnan Energy New Material, Cl A	400	9,769
Yunnan Tin, Cl A	700	1,210
Zhejiang Huayou Cobalt, Cl A	680	6,137
Zhejiang Yongtai Technology, Cl A	300	966
		105,828
Real Estate — 5.5%
A-Living Smart City Services, Cl H	4,750	3,764
China Overseas Land & Investment	28,000	72,944
China Resources Mixc Lifestyle Services	4,800	18,436
China Vanke, Cl A	4,100	10,254
China Vanke, Cl H	12,400	22,589
CIFI Holdings Group	31,280	3,188
Country Garden Services Holdings	15,000	22,089
Greentown Service Group	12,000	8,025
Hopson Development Holdings	5,743	6,014
Jinke Properties Group, Cl A	2,200	645
Longfor Group Holdings	13,500	38,781
Shimao Group Holdings*(A)	12,500	4,804
Wharf Holdings	9,000	28,835
		240,368
Utilities — 3.9%
Beijing Enterprises Water Group	30,000	6,917
CECEP Solar Energy, Cl A	1,700	1,629
CECEP Wind-Power, Cl A	2,200	1,358
China Gas Holdings	22,200	26,612
China Resources Gas Group	6,700	21,295
China Three Gorges Renewables Group, Cl A	12,700	10,029
ENN Energy Holdings	5,800	77,581
ENN Natural Gas, Cl A	1,000	2,603
Kunlun Energy	28,000	20,225
		168,249
TOTAL CHINA		4,303,073

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI China ESG Leaders Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
HONG KONG — 0.9%
Consumer Staples — 0.1%
Vinda International Holdings	2,000	$4,708

Health Care — 0.8%
Sino Biopharmaceutical	76,000	35,725
TOTAL HONG KONG		40,433

SINGAPORE — 0.3%
Industrials — 0.3%
BOC Aviation	1,500	10,653
TOTAL SINGAPORE		10,653

TOTAL COMMON STOCK
(Cost $6,439,585)		4,354,159

TOTAL INVESTMENTS — 99.8%
(Cost $6,439,585)		4,354,159
OTHER ASSETS LESS LIABILITIES — 0.2%		10,340
NET ASSETS — 100%		$4,364,499

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares MSCI China ESG Leaders Index ETF (concluded)

The following summarizes the market value of the Fund’s investments used as of September 30, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$764,111	$—	$—	$764,111
Consumer Discretionary	1,318,458	—	—	1,318,458
Consumer Staples	179,561	—	—	179,561
Energy	4,769	—	—	4,769
Financials	651,798	—	—	651,798
Health Care	455,253	—	—	455,253
Industrials	300,704	—	—	300,704
Information Technology	113,974	—	—	113,974
Materials	105,828	—	—	105,828
Real Estate	235,564	—	4,804	240,368
Utilities	168,249	—	—	168,249
Hong Kong	40,433	—	—	40,433
Singapore	10,653	—	—	10,653
Total Common Stock	4,349,355	—	4,804	4,354,159
Total Investments in Securities	$4,349,355	$—	$4,804	$4,354,159

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares CICC China 5G & Semiconductor Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
CHINA — 99.9%
Industrials — 5.6%
Ginlong Technologies, Cl A*	12,400	$384,306
Suzhou Maxwell Technologies, Cl A	5,300	359,789
		744,095
Information Technology — 94.3%
Advanced Micro-Fabrication Equipment China, Cl A*	22,574	341,564
Avary Holding Shenzhen, Cl A	86,785	315,409
BOE Technology Group, Cl A	1,384,930	635,240
Chaozhou Three-Circle Group, Cl A	69,164	252,629
China Resources Microelectronics, Cl A	47,718	318,738
China Zhenhua Group Science & Technology, Cl A	15,900	258,668
Foxconn Industrial Internet, Cl A	707,474	845,498
GigaDevice Semiconductor, Cl A	26,200	344,536
GoerTek, Cl A	135,822	504,868
Hangzhou Silan Microelectronics, Cl A	56,600	254,453
Hua Hong Semiconductor	53,000	121,260
Luxshare Precision Industry, Cl A	285,605	1,177,810
Maxscend Microelectronics, Cl A	18,769	232,756
Montage Technology, Cl A	39,446	289,545
National Silicon Industry Group, Cl A*	100,499	251,630
NAURA Technology Group, Cl A	17,218	672,379
SG Micro, Cl A	13,500	266,794
Shenzhen Transsion Holdings, Cl A	30,605	249,677
StarPower Semiconductor, Cl A	6,729	305,814
Sunny Optical Technology Group	49,700	475,797
TCL Zhonghuan Renewable Energy Technology, Cl A	115,500	725,161
Unigroup Guoxin Microelectronics, Cl A	29,400	593,842
Will Semiconductor Shanghai, Cl A	44,106	495,740
Wingtech Technology, Cl A	53,655	358,771
Xiaomi, Cl B*	816,000	931,395

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares CICC China 5G & Semiconductor Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Yealink Network Technology, Cl A	33,580	$296,745
Zhejiang Jingsheng Mechanical & Electrical, Cl A	47,320	448,830
ZTE, Cl H	271,800	487,515
		12,453,064
TOTAL CHINA		13,197,159

TOTAL COMMON STOCK
(Cost $19,259,025)		13,197,159

TOTAL INVESTMENTS — 99.9%
(Cost $19,259,025)		13,197,159
OTHER ASSETS LESS LIABILITIES — 0.1%		13,153
NET ASSETS — 100%		$13,210,312

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

As of September 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares CICC China Consumer Leaders Index ETF

	Shares	Value
COMMON STOCK — 100.1%‡
CHINA — 98.1%
Consumer Discretionary — 35.3%
ANTA Sports Products	29,800	$315,846
Bosideng International Holdings	96,000	47,573
Ecovacs Robotics, Cl A	4,400	41,166
Gree Electric Appliances of Zhuhai, Cl A	72,700	330,707
Haidilao International Holding	26,000	51,007
Haier Smart Home, Cl A	94,800	329,380
Li Ning	41,500	317,730
Midea Group, Cl A	83,365	576,608
Oppein Home Group, Cl A	4,100	65,338
Shanghai Jinjiang International Hotels, Cl A	14,600	118,063
Shenzhen Overseas Chinese Town, Cl A	98,200	66,255
Yum China Holdings	7,050	337,327
		2,597,000
Consumer Staples — 62.0%
China Mengniu Dairy	82,000	325,393
China Resources Beer Holdings	40,000	278,475
Chongqing Brewery, Cl A	4,336	68,241
Eastroc Beverage Group, Cl A	1,900	37,812
Foshan Haitian Flavouring & Food, Cl A	28,656	332,899
Henan Shuanghui Investment & Development, Cl A	26,835	92,070
Hengan International Group	17,000	76,014
Inner Mongolia Yili Industrial Group, Cl A	112,200	519,046
Jiangsu Yanghe Brewery JSC, Cl A	12,917	286,545
Kweichow Moutai, Cl A	2,900	761,697
Luzhou Laojiao, Cl A	13,800	446,492
Proya Cosmetics, Cl A	3,200	73,133
Shanghai Flyco Electrical Appliance, Cl A	9,017	99,275
Shanxi Xinghuacun Fen Wine Factory, Cl A	7,800	331,392
Tsingtao Brewery, Cl H	16,000	151,747
Wuliangye Yibin, Cl A	28,300	671,778
		4,552,009

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares CICC China Consumer Leaders Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Real Estate — 0.8%
Youngor Group, Cl A	68,100	$60,371
TOTAL CHINA		7,209,380

HONG KONG — 2.0%
Consumer Staples — 2.0%
WH Group	229,500	144,718
TOTAL HONG KONG		144,718

TOTAL COMMON STOCK
(Cost $8,054,317)		7,354,098

TOTAL INVESTMENTS — 100.1%
(Cost $8,054,317)		7,354,098
OTHER ASSETS LESS LIABILITIES — (0.1)%		(5,071)
NET ASSETS — 100%		$7,349,027

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

JSC — Joint-Stock Company

As of September 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares SSE STAR Market 50 Index ETF

	Shares	Value
COMMON STOCK — 99.3%‡
CHINA — 99.3%
Consumer Discretionary — 5.2%
Autel Intelligent Technology, Cl A	117,915	$466,920
Beijing Roborock Technology, Cl A	20,380	738,020
Ninebot*	155,828	837,375
Tianneng Battery Group, Cl A	55,074	254,158
		2,296,473
Health Care — 12.3%
Bloomage Biotechnology, Cl A	41,932	770,511
CanSino Biologics, Cl A	30,013	509,398
Changchun BCHT Biotechnology, Cl A	16,193	130,604
iRay Technology, Cl A	15,808	1,156,805
Micro-Tech Nanjing, Cl A	32,641	347,966
Nanjing Vazyme Biotech, Cl A	15,689	136,046
Qingdao Haier Biomedical, Cl A	82,909	724,290
Shanghai Junshi Biosciences, Cl A*	150,672	1,067,088
Shanghai Medicilon, Cl A	18,939	593,747
		5,436,455
Industrials — 16.1%
Guangdong Jia Yuan Technology Shares, Cl A	71,445	522,723
Hoymiles Power Electronics, Cl A	7,322	1,128,000
Jiangsu GoodWe Power Supply Technology, Cl A	26,846	1,065,812
Ningbo Ronbay New Energy Technology, Cl A	117,155	1,382,857
Pylon Technologies, Cl A	33,741	1,893,129
Zhejiang HangKe Technology, Cl A	52,916	371,050
Zhuhai CosMX Battery, Cl A	48,891	153,274
Zhuzhou CRRC Times Electric, Cl A	75,735	575,782
		7,092,627

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares SSE STAR Market 50 Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology — 55.9%
3peak, Cl A	26,051	$852,336
ACM Research Shanghai, Cl A*	15,116	220,766
Advanced Micro-Fabrication Equipment China, Cl A*	161,138	2,438,152
Amlogic Shanghai, Cl A*	107,501	979,989
ASR Microelectronics, Cl A*	16,407	146,231
Beijing Kingsoft Office Software, Cl A	80,363	2,267,003
Bestechnic Shanghai, Cl A	31,378	418,614
Cambricon Technologies, Cl A*	87,339	767,891
China Railway Signal & Communication, Cl A	1,127,131	656,122
China Resources Microelectronics, Cl A	230,122	1,537,127
Everdisplay Optronics Shanghai, Cl A*	1,210,641	434,728
GalaxyCore, Cl A*	87,123	194,309
Jinko Solar, Cl A	610,130	1,426,659
Montage Technology, Cl A	197,477	1,449,538
National Silicon Industry Group, Cl A*	474,210	1,187,329
Qi An Xin Technology Group, Cl A*	118,903	718,507
Raytron Technology, Cl A	116,628	621,981
Shanghai Friendess Electronic Technology, Cl A	19,036	506,007
Shenzhen Transsion Holdings, Cl A	104,815	855,087
Trina Solar, Cl A	472,325	4,247,457
Verisilicon Microelectronics Shanghai, Cl A*	108,056	666,147
Xinjiang Daqo New Energy, Cl A	93,149	638,009
Zhejiang Supcon Technology, Cl A	129,911	1,423,542
		24,653,531
Materials — 9.8%
Cathay Biotech, Cl A	76,245	643,825
Hunan Changyuan Lico, Cl A	168,152	351,439
Jiangsu Cnano Technology, Cl A	80,966	1,307,990
Suzhou Nanomicro Technology, Cl A	17,439	173,873
Western Superconducting Technologies, Cl A	121,341	1,819,311
		4,296,438
TOTAL CHINA		43,775,524

TOTAL COMMON STOCK
(Cost $62,375,273)		43,775,524

TOTAL INVESTMENTS — 99.3%
(Cost $62,375,273)		43,775,524
OTHER ASSETS LESS LIABILITIES — 0.7%		305,964
NET ASSETS — 100%		$44,081,488

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares SSE STAR Market 50 Index ETF (concluded)

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

GDR — Global Depositary Receipt

As of September 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Hang Seng TECH Index ETF

	Shares	Value
COMMON STOCK — 100.0%‡
CHINA — 100.0%
Communication Services — 32.4%
Baidu, Cl A*	38,550	$560,333
Bilibili, Cl Z*	8,460	128,895
China Literature*	29,600	83,899
Kingsoft	58,600	156,020
Kuaishou Technology, Cl B*	120,400	781,460
NetEase	45,305	683,912
Tencent Holdings	24,800	841,631
		3,236,150
Consumer Discretionary — 43.2%
Alibaba Group Holding*	87,600	869,874
Alibaba Health Information Technology*	344,000	157,760
Haier Smart Home, Cl H	148,226	454,125
JD Health International*	71,650	411,650
JD.com, Cl A*	33,010	835,130
Li Auto, Cl A*	25,200	290,847
Meituan, Cl B*	45,100	951,421
NIO, Cl A*	2,560	39,591
Ping An Healthcare and Technology*	32,100	60,521
Trip.com Group*	6,000	161,123
XPeng, Cl A*	13,700	80,281
		4,312,323
Financials — 1.2%
ZhongAn Online P&C Insurance, Cl H*	52,600	117,933

Information Technology — 23.2%
AAC Technologies Holdings*	45,000	70,396
BYD Electronic International	47,000	113,520
GDS Holdings, Cl A*	20,100	44,041
Hua Hong Semiconductor*	38,000	86,941
Kingdee International Software Group*	176,000	230,485
Lenovo Group	462,000	321,344
Ming Yuan Cloud Group Holdings	64,000	37,911

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares Hang Seng TECH Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
SenseTime Group, Cl B*	823,000	$167,747
Sunny Optical Technology Group	45,940	439,801
Xiaomi, Cl B*	709,800	810,177
		2,322,363
TOTAL CHINA		9,988,769

TOTAL COMMON STOCK
(Cost $13,817,338)		9,988,769

TOTAL INVESTMENTS — 100.0%
(Cost $13,817,338)		9,988,769
OTHER ASSETS LESS LIABILITIES — 0.0%		(330)
NET ASSETS — 100%		$9,988,439

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

As of September 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares China Innovation ETF

	Shares	Value
EXCHANGE — TRADED FUNDS — 99.9%
KraneShares CICC China 5G and Semiconductor Index ETF*†	15,109	$220,511
KraneShares CSI China Internet ETF*†	18,816	463,626
KraneShares MSCI All China Health Care Index ETF*†	20,884	370,065
KraneShares MSCI China Clean Technology Index ETF†	10,046	284,704
KraneShares SSE STAR Market 50 Index ETF*†	11,005	157,474
TOTAL EXCHANGE — TRADED FUNDS
(Cost $2,594,483)		1,496,380

TOTAL INVESTMENTS — 99.9%
(Cost $2,594,483)		1,496,380
OTHER ASSETS LESS LIABILITIES — 0.1%		1,514
NET ASSETS — 100%		$1,497,894

*	Non-income producing security.
†	Affiliated Investment.

As of September 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

Transactions with affiliated companies during the period ended September 30, 2022 are as follows:

Value as of 3/31/2022	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation (Depreciation)	Realized Gain/(Loss)	Value as of 9/30/2022	Balance of Shares Held as of 9/30/2022	Dividend Income	Capital Gain Distributions
KraneShares CICC China 5G and Semiconductor Index ETF
$433,558	$16,145	$(151,279)	$(71,051)	$(6,862)	$220,511	15,109	$—	$—

KraneShares CSI China Internet ETF
759,535	9,011	(272,939)	(51,064)	19,083	463,626	18,816	—	—

KraneShares MSCI All China Health Care Index ETF
696,488	9,033	(218,222)	(100,593)	(16,641)	370,065	20,884	—	—

KraneShares MSCI China Clean Technology Index ETF
603,644	9,037	(277,810)	(74,843)	24,676	284,704	10,046	—	—

KraneShares SSE STAR Market 50 Index ETF
296,468	9,020	(98,624)	(47,980)	(1,410)	157,474	11,005	—	—
$2,789,693	$52,246	$(1,018,874)	$(345,531)	$18,846	$1,496,380		$—	$—

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares S&P Pan Asia Dividend Aristocrats Index ETF

	Shares	Value
COMMON STOCK — 99.4%‡
AUSTRALIA — 15.2%
Communication Services — 0.9%
carsales.com	1,692	$20,463

Consumer Discretionary — 3.6%
Collins Foods	3,136	17,602
Domino’s Pizza Enterprises	268	8,877
JB Hi-Fi	2,260	55,159
		81,638
Financials — 1.2%
Steadfast Group	9,152	27,244

Health Care — 0.9%
Sonic Healthcare	1,012	19,897

Industrials — 1.1%
Washington H Soul Pattinson	1,460	25,148

Information Technology — 1.6%
Computershare	2,286	36,392

Materials — 2.4%
Brickworks	2,112	29,249
Northern Star Resources	4,832	24,326
		53,575
Real Estate — 0.7%
Charter Hall Group†	2,098	15,486

Utilities — 2.8%
APA Group	10,394	64,088
TOTAL AUSTRALIA		343,931

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares S&P Pan Asia Dividend Aristocrats Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
CHINA — 25.3%
Consumer Discretionary — 0.4%
Shenzhou International Group Holdings	1,200	$9,378

Financials — 5.8%
New China Life Insurance, Cl H	44,800	85,492
Ping An Insurance Group of China, Cl H	9,000	44,943
		130,435
Health Care — 5.4%
China Medical System Holdings	34,000	40,584
CSPC Pharmaceutical Group	20,000	19,822
Sinopharm Group, Cl H	31,200	62,560
		122,966
Real Estate — 9.3%
China Overseas Land & Investment	32,000	83,364
China Resources Land	14,000	55,109
CIFI Holdings Group	312,000	31,797
Longfor Group Holdings	14,000	40,217
		210,487
Utilities — 4.4%
China Gas Holdings	27,600	33,085
China Resources Gas Group	6,200	19,706
Guangdong Investment	60,000	48,077
		100,868
TOTAL CHINA		574,134

HONG KONG — 17.5%
Financials — 0.9%
AIA Group	2,400	20,010

Real Estate — 10.0%
Henderson Land Development	18,000	50,447
Link REIT†	7,400	51,754
New World Development	24,000	68,179
Swire Properties	26,400	56,836
		227,216
Utilities — 6.6%
China Water Affairs Group	32,000	25,356
CK Infrastructure Holdings	11,500	58,673
CLP Holdings	5,500	41,583
Hong Kong & China Gas	28,000	24,683
		150,295
TOTAL HONG KONG		397,521

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares S&P Pan Asia Dividend Aristocrats Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
INDIA — 0.8%
Information Technology — 0.8%
Infosys ADR	1,012	$17,174
TOTAL INDIA		17,174

INDONESIA — 1.0%
Financials — 1.0%
Bank Central Asia	40,800	22,909
TOTAL INDONESIA		22,909

JAPAN — 34.5%
Communication Services — 2.2%
Hakuhodo DY Holdings	600	4,220
KDDI	800	23,451
Nippon Telegraph & Telephone	800	21,588
		49,259
Consumer Discretionary — 4.4%
Hikari Tsushin	200	23,545
Open House Group	200	6,764
Rinnai	200	14,356
Sekisui Chemical	800	9,772
Sekisui House	1,200	19,905
Seria	400	6,986
TS Tech	1,800	17,646
		98,974
Consumer Staples — 2.8%
Asahi Group Holdings	400	12,391
Kao	200	8,150
Nisshin Seifun Group	1,000	10,142
Seven & i Holdings	200	8,022
Sundrug	600	14,570
Takara Holdings	1,400	10,224
		63,499
Financials — 3.7%
Chiba Bank	3,400	18,298
SBI Holdings	1,000	17,935
Tokio Marine Holdings	1,200	21,265
Tokyo Century	400	12,740
Zenkoku Hosho	400	13,306
		83,544

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares S&P Pan Asia Dividend Aristocrats Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care — 2.5%
Alfresa Holdings	1,600	$18,681
Astellas Pharma	1,000	13,244
Mani	600	7,287
Medipal Holdings	600	7,640
Shionogi	200	9,657
		56,509
Industrials — 4.7%
COMSYS Holdings	1,000	17,009
EXEO Group	1,200	17,335
Hazama Ando	3,800	21,974
Kurita Water Industries	200	7,130
Nichias	800	12,408
Sanwa Holdings	1,600	13,751
SHO-BOND Holdings	400	17,300
		106,907
Information Technology — 2.7%
Itochu Techno-Solutions	400	9,368
Murata Manufacturing	200	9,164
NEC Networks & System Integration	800	8,694
Oracle Japan*	200	10,639
Otsuka	400	12,505
SCSK	800	12,104
		62,474
Materials — 3.4%
Aica Kogyo	800	17,300
Denka	600	13,161
Nippon Sanso Holdings	400	6,304
Nissan Chemical	200	8,912
Nitto Denko	200	10,819
Shin-Etsu Chemical	200	19,800
		76,296
Real Estate — 8.1%
Comforia Residential†	6	13,638
Daiwa Office Investment†	4	18,570
Heiwa Real Estate†	18	18,865
Hulic	2,200	16,157
Japan Metropolitan Fund Invest†	34	25,556
Japan Real Estate Investment†	4	16,498
Mori Hills Investment†	18	19,437
Nomura Real Estate Holdings	800	18,101
NTT UD Investment†	20	20,408

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2022

KraneShares S&P Pan Asia Dividend Aristocrats Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Real Estate (continued)
Tokyo Tatemono	1,200	$17,062
		184,292
TOTAL JAPAN		781,754

NEW ZEALAND — 0.5%
Health Care — 0.5%
Fisher & Paykel Healthcare	1,020	10,674
TOTAL NEW ZEALAND		10,674

PHILIPPINES — 0.8%
Industrials — 0.8%
International Container Terminal Services	6,660	17,790
TOTAL PHILIPPINES		17,790

TAIWAN — 2.9%
Financials — 1.0%
Chailease Holding	4,000	22,993

Information Technology — 1.9%
Advantech	2,000	18,489
Sinbon Electronics	3,000	25,040
		43,529
TOTAL TAIWAN		66,522

THAILAND — 0.9%
Financials — 0.9%
Krungthai Card	13,000	19,817
TOTAL THAILAND		19,817

TOTAL COMMON STOCK
(Cost $2,495,682)		2,252,226

TOTAL INVESTMENTS — 99.4%
(Cost $2,495,682)		2,252,226
OTHER ASSETS LESS LIABILITIES — 0.6%		14,441
NET ASSETS — 100%		$2,266,667

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate investment Trust

As of September 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited)

September 30, 2022

	KraneShares CICC China Leaders 100 Index ETF	KraneShares CSI China Internet ETF		KraneShares Bosera MSCI China A 50 Connect Index ETF
Assets:
Investments at Value	$5,753,671	$5,267,806,546	*	$580,497,239
Cash and Cash Equivalents	5,293	2,052,273		237,585
Foreign Currency at Value	397	—		2,203,665
Unrealized Appreciation on Spot Contracts	1	—		—
Receivable for Capital Shares Sold	—	49,402		—
Receivable for Investment Securities Sold	—	45,859,547		—
Dividend and Interest Receivable	—	1,496,689		—
Prepaid Expenses	66	45,276		4,267
Total Assets	5,759,428	5,317,309,733		582,942,756

Liabilities:
Payable for Management Fees	3,375	3,358,612		268,943
Payable for Trustees’ Fee	44	20,913		2,654
Obligation to Return Securities Lending Collateral	—	84,950,213		—
Payable for Capital Shares Redeemed	—	45,580,532		—
Payable for Securities Lending Fees	—	9,903		—
Unrealized Depreciation on Spot Contracts	—	3,868		—
Total Liabilities	3,419	133,924,041		271,597
Net Assets	$5,756,009	$5,183,385,692		$582,671,159

Net Assets Consist of:
Paid-in Capital	$7,229,529	$12,017,720,899		$668,314,304
Total Distributable Loss	(1,473,520)	(6,834,335,207)		(85,643,145)
Net Assets	$5,756,009	$5,183,385,692		$582,671,159
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	250,000	210,400,000		19,050,000
Net Asset Value, Offering and Redemption Price Per Share	$23.02	$24.64		$30.59
Cost of Investments	$6,751,285	$8,343,013,418		$752,053,254
Cost of Foreign Currency	397	—		2,186,551
*Includes Market Value of Securities on Loan	—	79,478,249		—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited) (continued)

September 30, 2022

	KraneShares Bloomberg China Bond Inclusion Index ETF	KraneShares MSCI All China Index ETF	KraneShares MSCI One Belt One Road Index ETF
Assets:
Investments at Value	$12,019,870	$5,070,149	$4,461,832
Cash and Cash Equivalents	1,681,320	—	22,848
Foreign Currency at Value	11,650	1,778	4,284
Dividend and Interest Receivable	143,834	6,773	9,889
Reclaim Receivable	—	113	—
Prepaid Expenses	87	78	58
Total Assets	13,856,761	5,078,891	4,498,911

Liabilities:
Payable for Management Fees	5,576	2,461	3,048
Payable for Trustees’ Fee	26	111	41
Payable to Custodian	—	1,596	—
Payable for Foreign Capital Gains Tax	—	—	2,528
Total Liabilities	5,602	4,168	5,617
Net Assets	$13,851,159	$5,074,723	$4,493,294

Net Assets Consist of:
Paid-in Capital	$15,061,957	$13,528,093	$8,757,609
Total Distributable Loss	(1,210,798)	(8,453,370)	(4,264,315)
Net Assets	$13,851,159	$5,074,723	$4,493,294
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	450,000	250,000	200,002
Net Asset Value, Offering and Redemption Price Per Share	$30.78	$20.30	$22.47
Cost of Investments	$13,019,858	$7,824,792	$5,725,917
Cost of Foreign Currency	11,955	1,778	4,315

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited) (continued)

September 30, 2022

	KraneShares Emerging Markets Consumer Technology Index ETF		KraneShares MSCI China Clean Technology Index ETF	KraneShares Electric Vehicles and Future Mobility Index ETF
Assets:
Investments at Value	$32,820,759	*	$108,586,078	$229,259,168	*
Cash and Cash Equivalents	150,859		267,336	351,666
Foreign Currency at Value	122		34	38,133
Dividend and Interest Receivable	9,875		269,208	168,007
Reclaim Receivable	5,255		—	266,299
Receivable for Capital Shares Sold	—		—	2,462
Receivable for Investment Securities Sold	—		—	3,065,292
Unrealized Appreciation on Spot Contracts	—		—	2,077
Prepaid Expenses	441		1,067	1,967
Total Assets	32,987,311		109,123,723	233,155,071

Liabilities:
Obligation to Return Securities Lending Collateral	2,456,263		—	18,509,024
Payable for Management Fees	15,127		78,846	135,004
Payable for Securities Lending Fees	521		—	4,462
Payable for Trustees’ Fee	444		690	1,570
Payable for Capital Shares Redeemed	—		—	3,064,327
Total Liabilities	2,472,355		79,536	21,714,387
Net Assets	$30,514,956		$109,044,187	$211,440,684

Net Assets Consist of:
Paid-in Capital	$91,468,477		$183,212,568	$308,451,777
Total Distributable Loss	(60,953,521)		(74,168,381)	(97,011,093)
Net Assets	$30,514,956		$109,044,187	$211,440,684
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	2,300,002		3,850,002	6,900,002
Net Asset Value, Offering and Redemption Price Per Share	$13.27		$28.32	$30.64
Cost of Investments	$57,359,056		$164,661,293	$288,687,818
Cost of Foreign Currency	123		34	38,061
*Includes Market Value of Securities on Loan	1,932,924		—	17,249,982

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited) (continued)

September 30, 2022

	KraneShares MSCI All China Health Care Index ETF		KraneShares Asia Pacific High Income Bond ETF	KraneShares Emerging Markets Healthcare Index ETF
Assets:
Investments at Value	$90,319,969	*	$16,675,009	$1,970,205
Cash and Cash Equivalents	70,808		1,555,643	2,769
Foreign Currency at Value	3,378		237	890
Dividend and Interest Receivable	51,571		297,921	636
Receivable for Investment Securities Sold	—		674,768	513
Unrealized Appreciation on Spot Contracts	—		—	1
Prepaid Expenses	1,028		218	15
Total Assets	90,446,754		19,203,796	1,975,029

Liabilities:
Obligation to Return Securities Lending Collateral	1,299,955		—	—
Payable for Management Fees	50,556		11,505	1,311
Payable for Trustees’ Fee	481		166	9
Payable for Securities Lending Fees	65		—	—
Payable for Investment Securities Purchased	—		—	517
Payable for Foreign Capital Gains Tax	—		—	8,135
Total Liabilities	1,351,057		11,671	9,972
Net Assets	$89,095,697		$19,192,125	$1,965,057

Net Assets Consist of:
Paid-in Capital	$181,185,373		$28,251,966	$3,761,145
Total Distributable Loss	(92,089,676)		(9,059,841)	(1,796,088)
Net Assets	$89,095,697		$19,192,125	$1,965,057
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	5,000,002		750,001	100,002
Net Asset Value, Offering and Redemption Price Per Share	$17.82		$25.59	$19.65
Cost of Investments	$144,977,832		$18,743,368	$3,034,199
Cost of Foreign Currency	3,378		254	890
*Includes Market Value of Securities on Loan	1,236,285		—	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited) (continued)

September 30, 2022

	KraneShares MSCI Emerging Markets ex China Index ETF	KraneShares MSCI China ESG Leaders Index ETF	KraneShares CICC China 5G & Semiconductor Index ETF
Assets:
Investments at Value	$13,525,735	$4,354,159	$13,197,159
Cash and Cash Equivalents	116,101	6,482	231,894
Foreign Currency at Value	1,353	182	—
Dividend and Interest Receivable	30,777	5,964	—
Reclaim Receivable	144	—	—
Receivable for Capital Shares Sold	—	—	1,365
Receivable for Investment Securities Sold	—	—	737,131
Unrealized Appreciation on Spot Contracts	—	—	1,750
Prepaid Expenses	211	57	164
Total Assets	13,674,321	4,366,844	14,169,463

Liabilities:
Payable for Foreign Capital Gains Tax	23,573	—	—
Payable for Management Fees	2,758	2,276	8,382
Payable for Trustees’ Fee	161	69	125
Unrealized Depreciation on Spot Contracts	1	—	—
Payable for Investment Securities Purchased	—	—	216,837
Payable for Capital Shares Redeemed	—	—	733,807
Total Liabilities	26,493	2,345	959,151
Net Assets	$13,647,828	$4,364,499	$13,210,312

Net Assets Consist of:
Paid-in Capital	$20,281,525	$8,638,586	$30,533,405
Total Distributable Loss	(6,633,697)	(4,274,087)	(17,323,093)
Net Assets	$13,647,828	$4,364,499	$13,210,312
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	600,002	250,000	900,002
Net Asset Value, Offering and Redemption Price Per Share	$22.75	$17.46	$14.68
Cost of Investments	$19,202,673	$6,439,585	$19,259,025
Cost of Foreign Currency	1,417	182	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited) (continued)

September 30, 2022

	KraneShares CICC China Consumer Leaders Index ETF	KraneShares SSE STAR Market 50 Index ETF	KraneShares Hang Seng TECH Index ETF
Assets:
Investments at Value	$7,354,098	$43,775,524	$9,988,769
Cash and Cash Equivalents	347,500	126,755	6,027
Foreign Currency at Value	321	213,925	—
Receivable for Investment Securities Sold	552,969	—	—
Dividend and Interest Receivable	2,174	—	—
Receivable for Capital Shares Sold	—	—	25
Prepaid Expenses	339	491	36
Total Assets	8,257,401	44,116,695	9,994,857

Liabilities:
Payable for Investment Securities Purchased	903,683	—	—
Payable for Management Fees	4,252	34,792	6,360
Payable for Trustees’ Fee	423	415	58
Unrealized Depreciation on Spot Contracts	16	—	—
Total Liabilities	908,374	35,207	6,418
Net Assets	$7,349,027	$44,081,488	$9,988,439

Net Assets Consist of:
Paid-in Capital	$28,751,310	$76,774,619	$15,254,450
Total Distributable Loss	(21,402,283)	(32,693,131)	(5,266,011)
Net Assets	$7,349,027	$44,081,488	$9,988,439
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	400,002	3,050,000	950,002
Net Asset Value, Offering and Redemption Price Per Share	$18.37	$14.45	$10.51
Cost of Investments	$8,054,317	$62,375,273	$13,817,338
Cost of Foreign Currency	321	220,670	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited) (concluded)

September 30, 2022

	KraneShares China Innovation ETF	KraneShares S&P Pan Asia Dividend Aristocrats Index ETF
Assets:
Investments at Value	$1,496,380	$2,252,226
Cash and Cash Equivalents	1,661	19,654
Dividend and Interest Receivable	—	10,521
Prepaid Expenses	14	—
Total Assets	1,498,055	2,282,401

Liabilities:
Payable for Management Fees	161	674
Payable to Custodian	—	15,051
Payable for Trustees’ Fee	—	9
Total Liabilities	161	15,734
Net Assets	$1,497,894	$2,266,667

Net Assets Consist of:
Paid-in Capital	$2,468,402	$2,500,050
Total Distributable Loss	(970,508)	(233,383)
Net Assets	$1,497,894	$2,266,667
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	100,002	100,002
Net Asset Value, Offering and Redemption Price Per Share	$14.98	$22.67
Cost of Investments	$2,594,483	$2,495,682
Cost of Foreign Currency	—	(15,051)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)

For the Period Ended September 30, 2022

	KraneShares CICC China Leaders 100 Index ETF	KraneShares CSI China Internet ETF	KraneShares Bosera MSCI China A 50 Connect Index ETF
Investment Income:
Dividend Income	$295,188	$30,430,956	$12,584,180
Interest Income	315	80,749	18,305
Security Lending Income	—	2,208,558	—
Less: Foreign Taxes Withheld	(29,558)	—	(1,263,905)
Total Investment Income	265,945	32,720,263	11,338,580

Expenses:
Management Fees†	24,885	22,481,817	2,334,001
Trustees’ Fees	161	129,365	11,908
Security Lending Fees†	—	209,510	—
Insurance Expense	51	36,475	3,317
Total Expenses	25,097	22,857,167	2,349,226
Management Fee Waiver†	—	—	(735,366)
Net Expenses	25,097	22,857,167	1,613,860
Net Investment Income	240,848	9,863,096	9,724,720

Net Realized Gain (Loss) on:
Investments	(723,370)	(1,469,582,373)	(18,847,217)
Foreign Currency Translations	(8,954)	(91,050)	(365,043)
Net Realized (Loss)	(732,324)	(1,469,673,423)	(19,212,260)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,285,439)	246,830,570	(114,138,307)
Foreign Currency Translations	—	(2,760)	(31,276)
Net Change in Unrealized Appreciation (Depreciation)	(1,285,439)	246,827,810	(114,169,583)
Net Realized and Unrealized Loss	(2,017,763)	(1,222,845,613)	(133,381,843)
Net Decrease in Net Assets Resulting from Operations	$(1,776,915)	$(1,212,982,517)	$(123,657,123)

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited) (continued)

For the Period Ended September 30, 2022

	KraneShares Bloomberg China Bond Inclusion Index ETF	KraneShares MSCI All China Index ETF	KraneShares MSCI One Belt One Road Index ETF
Investment Income:
Dividend Income	$—	$189,651	$199,646
Interest Income	172,797	136	443
Less: Foreign Taxes Withheld	—	(15,532)	(20,341)
Total Investment Income	172,797	174,255	179,748

Expenses:
Management Fees†	49,272	32,513	26,306
Trustees’ Fees	257	252	150
Insurance Expense	67	90	46
Total Expenses	49,596	32,855	26,502
Management Fee Waiver†	(14,492)	(9,563)	—
Net Expenses	35,104	23,292	26,502
Net Investment Income	137,693	150,963	153,246

Net Realized Gain (Loss) on:
Investments	(3,870)	(5,937,455)	63,783
Foreign Currency Translations	(243,997)	4,724	(2,698)
Net Realized Gain (Loss)	(247,867)	(5,932,731)	61,085

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,144,029)	3,568,445	(1,553,861)
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	849
Foreign Currency Translations	(9,486)	(29)	184
Net Change in Unrealized Appreciation (Depreciation)	(1,153,515)	3,568,416	(1,552,828)
Net Realized and Unrealized Loss	(1,401,382)	(2,364,315)	(1,491,743)
Net Decrease in Net Assets Resulting from Operations	$(1,263,689)	$(2,213,352)	$(1,338,497)

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited) (continued)

For the Period Ended September 30, 2022

	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares MSCI China Clean Technology Index ETF	KraneShares Electric Vehicles and Future Mobility Index ETF
Investment Income:
Dividend Income	$215,295	$1,420,588	$2,544,646
Interest Income	224	1,647	1,585
Security Lending Income	37,339	—	354,441
Less: Foreign Taxes Withheld	(5,883)	(37,125)	(340,590)
Total Investment Income	246,975	1,385,110	2,560,082

Expenses:
Management Fees†	176,854	547,907	865,983
Trustees’ Fees	1,134	2,900	5,453
Security Lending Fees†	3,670	—	35,401
Insurance Expense	364	822	1,563
Total Expenses	182,022	551,629	908,400
Management Fee Waiver†	(45,347)	—	—
Net Expenses	136,675	551,629	908,400
Net Investment Income	110,300	833,481	1,651,682

Net Realized Gain (Loss) on:
Investments	(15,621,775)	(8,471,786)	(23,719,932)
Foreign Currency Translations	(29,943)	5,048	(14,026)
Net Realized (Loss)	(15,651,718)	(8,466,738)	(23,733,958)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,765,201	(25,438,346)	(41,958,119)
Foreign Currency Translations	(575)	(19)	(21,387)
Net Change in Unrealized Appreciation (Depreciation)	2,764,626	(25,438,365)	(41,979,506)
Net Realized and Unrealized Loss	(12,887,092)	(33,905,103)	(65,713,464)
Net Decrease in Net Assets Resulting from Operations	$(12,776,792)	$(33,071,622)	$(64,061,782)

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited) (continued)

For the Period Ended September 30, 2022

	KraneShares MSCI All China Health Care Index ETF	KraneShares Asia Pacific High Income Bond ETF	KraneShares Emerging Markets Healthcare Index ETF
Investment Income:
Dividend Income	$1,104,609	$—	$14,384
Interest Income	1,125	1,460,534	—
Security Lending Income	6,438	—	179
Less: Foreign Taxes Withheld	(85,994)	(1,209)	(2,267)
Total Investment Income	1,026,178	1,459,325	12,296

Expenses:
Management Fees†	446,671	86,235	8,616
Trustees’ Fees	2,192	556	44
Security Lending Fees†	598	—	—
Insurance Expense	618	168	29
Total Expenses	450,079	86,959	8,689
Management Fee Waiver†	(80,171)	—	—
Net Expenses	369,908	86,959	8,689
Net Investment Income	656,270	1,372,366	3,607

Net Realized Gain (Loss) on:
Investments	(19,278,788)	(3,033,630)	(232,528)
Foreign Currency Translations	(1,801)	—	(686)
Net Realized (Loss)	(19,280,589)	(3,033,630)	(233,214)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(13,717,426)	(755,045)	(277,371)
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	3,476
Foreign Currency Translations	(5)	(18)	(276)
Net Change in Unrealized Appreciation (Depreciation)	(13,717,431)	(755,063)	(274,171)
Net Realized and Unrealized Loss	(32,998,020)	(3,788,693)	(507,385)
Net Decrease in Net Assets Resulting from Operations	$(32,341,750)	$(2,416,327)	$(503,778)

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited) (continued)

For the Period Ended September 30, 2022

	KraneShares MSCI Emerging Markets ex China Index ETF	KraneShares MSCI China ESG Leaders Index ETF	KraneShares CICC China 5G & Semiconductor Index ETF
Investment Income:
Dividend Income	$630,064	$113,874	$195,421
Interest Income	1,706	—	346
Less: Foreign Taxes Withheld	(114,738)	(7,082)	(18,680)
Total Investment Income	517,032	106,792	177,087

Expenses:
Management Fees†	66,901	18,161	71,675
Trustees’ Fees	533	109	406
Insurance Expense	166	44	124
Total Expenses	67,600	18,314	72,205
Management Fee Waiver†	(40,371)	—	(12,865)
Net Expenses	27,229	18,314	59,340
Net Investment Income	489,803	88,478	117,747

Net Realized Gain (Loss) on:
Investments	(1,260,877)	(1,753,452)	(1,848,767)
Foreign Currency Translations	(48,092)	(940)	(6,653)
Net Realized (Loss)	(1,308,969)	(1,754,392)	(1,855,420)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(5,148,919)	325,607	(3,420,623)
Accrued Foreign Capital Gains Tax on Appreciated Securities	39,026	—	—
Foreign Currency Translations	541	(2)	1,727
Net Change in Unrealized Appreciation (Depreciation)	(5,109,352)	325,605	(3,418,896)
Net Realized and Unrealized Loss	(6,418,321)	(1,428,787)	(5,274,316)
Net Decrease in Net Assets Resulting from Operations	$(5,928,518)	$(1,340,309)	$(5,156,569)

†	See Note 4 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited) (continued)

For the Period Ended September 30, 2022

	KraneShares CICC China Consumer Leaders Index ETF	KraneShares SSE STAR Market 50 Index ETF	KraneShares Hang Seng TECH Index ETF
Investment Income:
Dividend Income	$204,316	$239,472	$42,098
Interest Income	1,623	738	—
Less: Foreign Taxes Withheld	(18,538)	(24,026)	(546)
Total Investment Income	187,401	216,184	41,552

Expenses:
Management Fees†	46,187	244,383	26,033
Trustees’ Fees	647	1,264	146
Insurance Expense	265	387	29
Net Expenses	47,099	246,034	26,208
Net Investment Income (Loss)	140,302	(29,850)	15,344

Net Realized Gain (Loss) on:
Investments	(11,137,397)	(7,288,440)	(834,477)
Foreign Currency Translations	17,537	(11,515)	(687)
Net Realized (Loss)	(11,119,860)	(7,299,955)	(835,164)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	9,415,801	(6,341,035)	(2,287,827)
Foreign Currency Translations	149	(18,791)	30
Net Change in Unrealized Appreciation (Depreciation)	9,415,950	(6,359,826)	(2,287,797)
Net Realized and Unrealized Loss	(1,703,910)	(13,659,781)	(3,122,961)
Net Decrease in Net Assets Resulting from Operations	$(1,563,608)	$(13,689,631)	$(3,107,617)

†	See Note 4 in Notes to Financial Statements.
(1)	Commenced operations on June 8, 2021.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited) (concluded)

For the Period Ended September 30, 2022

	KraneShares China Innovation ETF	KraneShares S&P Pan Asia Dividend Aristocrats Index ETF(1)
Investment Income:
Dividend Income	$—	$11,939
Less: Foreign Taxes Withheld	—	(1,401)
Total Investment Income	—	10,538

Expenses:
Management Fees†	2,799	674
Trustees’ Fees	40	9
Insurance Expense	11	—
Total Expenses	2,850	683
Management Fee Waiver†	(1,004)	—
Net Expenses	1,846	683
Net Investment Income (Loss)	(1,846)	9,855

Net Realized Gain on:
Investments	(21)	—
Affiliated Investments	18,847	—
Foreign Currency Translations	—	235
Net Realized Gain	18,826	235

Net Change in Unrealized Appreciation on:
Investments	—	(243,456)
Affiliated Investments	(345,531)	—
Foreign Currency Translations	—	(17)
Net Change in Unrealized Depreciation	(345,531)	(243,473)
Net Realized and Unrealized Loss	(326,705)	(243,238)
Net Decrease in Net Assets Resulting from Operations	$(328,551)	$(233,383)

†	See Note 4 in Notes to Financial Statements.
(1)	Commenced operations on September 15, 2022.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares CICC China Leaders
	100 Index ETF
	Period Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Operations:
Net Investment Income	$240,848	$250,564
Net Realized Gain (Loss)	(732,324)	548,689
Net Change in Unrealized Appreciation (Depreciation)	(1,285,439)	(442,945)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,776,915)	356,308

Distributions	—	(1,242,906)

Capital Share Transactions:(1)
Issued	29,679	3,147,630
Redeemed	(2,571,457)	(4,749,351)
Decrease in Net Assets from Capital Share Transactions	(2,541,778)	(1,601,721)
Total Decrease in Net Assets	(4,318,693)	(2,488,319)

Net Assets:
Beginning of Year/Period	10,074,702	12,563,021
End of Year/Period	$5,756,009	$10,074,702

Share Transactions:
Issued	—	100,000
Redeemed	(100,000)	(150,000)
Net Decrease in Shares Outstanding from Share Transactions	(100,000)	(50,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares CSI China
	Internet ETF
	Period Ended
	September 30,	Year Ended
	2022	March 31,
	(unaudited)	2022
Operations:
Net Investment Income (Loss)	$9,863,096	$(7,133,279)
Net Realized Loss	(1,469,673,423)	(1,972,722,327)
Net Change in Unrealized Appreciation (Depreciation)	246,827,810	(3,543,610,616)
Net Decrease in Net Assets Resulting from Operations	(1,212,982,517)	(5,523,466,222)

Distributions	—	(455,309,639)

Capital Share Transactions:(1)
Issued	2,130,818,769	10,834,164,254
Redeemed	(1,973,984,839)	(2,278,114,147)
Increase in Net Assets from Capital Share Transactions	156,833,930	8,556,050,107
Total Increase (Decrease) in Net Assets	(1,056,148,587)	2,577,274,246

Net Assets:
Beginning of Year/Period	6,239,534,279	3,662,260,033
End of Year/Period	$5,183,385,692	$6,239,534,279

Share Transactions:
Issued	70,950,000	224,400,000
Redeemed	(71,950,000)	(61,450,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,000,000)	162,950,000

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Bosera MSCI China A 50
	Connect Index ETF
	Period Ended
	September 30,	Year Ended
	2022	March 31,
	(unaudited)	2022
Operations:
Net Investment Income	$9,724,720	$7,399,447
Net Realized Gain (Loss)	(19,212,260)	178,885,405
Net Change in Unrealized Appreciation (Depreciation)	(114,169,583)	(237,940,238)
Net Decrease in Net Assets Resulting from Operations	(123,657,123)	(51,655,386)

Distributions	—	(64,359,649)

Capital Share Transactions:(1)
Issued	224,471,874	91,859,183
Redeemed	(77,536,994)	(218,814,477)
Increase (Decrease) in Net Assets from Capital Share Transactions	146,934,880	(126,955,294)
Total Increase (Decrease) in Net Assets	23,277,757	(242,970,329)

Net Assets:
Beginning of Year/Period	559,393,402	802,363,731
End of Year/Period	$582,671,159	$559,393,402

Share Transactions:
Issued	6,150,000	2,050,000
Redeemed	(2,200,000)	(5,200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	3,950,000	(3,150,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Bloomberg China
	Bond Inclusion Index ETF
	Period Ended
	September 30,	Year Ended
	2022	March 31,
	(unaudited)	2022
Operations:
Net Investment Income	$137,693	$212,675
Net Realized Gain (Loss)	(247,867)	180,221
Net Change in Unrealized Appreciation (Depreciation)	(1,153,515)	242,411
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,263,689)	635,307

Distributions	(174,105)	(936,375)

Capital Share Transactions:(1)
Issued	1,702,922	1,752,884
Increase in Net Assets from Capital Share Transactions	1,702,922	1,752,884
Total Increase in Net Assets	265,128	1,451,816

Net Assets:
Beginning of Year/Period	13,586,031	12,134,215
End of Year/Period	$13,851,159	$13,586,031

Share Transactions:
Issued	50,000	50,000
Net Increase in Shares Outstanding from Share Transactions	50,000	50,000

(1)	Includes transaction costs related to creations and redemptions.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI All China
	Index ETF
	Period Ended
	September 30,	Year Ended
	2022	March 31,
	(unaudited)	2022
Operations:
Net Investment Income	$150,963	$320,231
Net Realized Gain (Loss)	(5,932,731)	651,122
Net Change in Unrealized Appreciation (Depreciation)	3,568,416	(6,493,293)
Net Decrease in Net Assets Resulting from Operations	(2,213,352)	(5,521,940)

Distributions	—	(928,865)

Capital Share Transactions:(1)
Issued	48,693	3,218,338
Redeemed	(8,941,287)	(2,988,805)
Increase (Decrease) in Net Assets from Capital Share Transactions	(8,892,594)	229,533
Total Decrease in Net Assets	(11,105,946)	(6,221,272)

Net Assets:
Beginning of Year/Period	16,180,669	22,401,941
End of Year/Period	$5,074,723	$16,180,669

Share Transactions:
Issued	—	100,000
Redeemed	(400,000)	(100,000)
Net Decrease in Shares Outstanding from Share Transactions	(400,000)	—

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI One Belt
	One Road Index ETF
	Period Ended
	September 30,	Year Ended
	2022	March 31,
	(unaudited)	2022
Operations:
Net Investment Income	$153,246	$315,016
Net Realized Gain	61,085	1,131,670
Net Change in Unrealized Appreciation (Depreciation)	(1,552,828)	(1,396,666)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,338,497)	50,020

Distributions	—	(297,852)

Capital Share Transactions:(1)
Issued	10,705	2,198
Redeemed	(2,468,602)	(1,563,737)
Decrease in Net Assets from Capital Share Transactions	(2,457,897)	(1,561,539)
Total Decrease in Net Assets	(3,796,394)	(1,809,371)

Net Assets:
Beginning of Year/Period	8,289,688	10,099,059
End of Year/Period	$4,493,294	$8,289,688

Share Transactions:
Redeemed	(100,000)	(50,000)
Net Decrease in Shares Outstanding from Share Transactions	(100,000)	(50,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Emerging Markets Consumer
	Technology Index ETF
	Period Ended
	September 30,	Year Ended
	2022	March 31,
	(unaudited)	2022
Operations:
Net Investment Income (Loss)	$110,300	$(165,301)
Net Realized Loss	(15,651,718)	(19,277,596)
Net Change in Unrealized Appreciation (Depreciation)	2,764,626	(31,537,956)
Net Decrease in Net Assets Resulting from Operations	(12,776,792)	(50,980,853)

Distributions	—	(250,511)

Capital Share Transactions:(1)
Issued	2,551,692	37,293,138
Redeemed	(15,194,467)	(40,731,527)
Decrease in Net Assets from Capital Share Transactions	(12,642,775)	(3,438,389)
Total Decrease in Net Assets	(25,419,567)	(54,669,753)

Net Assets:
Beginning of Year/Period	55,934,523	110,604,276
End of Year/Period	$30,514,956	$55,934,523

Share Transactions:
Issued	150,000	1,350,000
Redeemed	(950,000)	(1,700,000)
Net Decrease in Shares Outstanding from Share Transactions	(800,000)	(350,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI China Clean
	Technology Index ETF
	Period Ended
	September 30,	Year Ended
	2022	March 31,
	(unaudited)	2022
Operations:
Net Investment Income	$833,481	$831,350
Net Realized Gain (Loss)	(8,466,738)	4,228,847
Net Change in Unrealized Appreciation (Depreciation)	(25,438,365)	(23,098,574)
Net Decrease in Net Assets Resulting from Operations	(33,071,622)	(18,038,377)

Distributions	—	(757,516)

Capital Share Transactions:(1)
Issued	4,059,084	56,347,141
Redeemed	(8,801,947)	(31,865,907)
Increase (Decrease) in Net Assets from Capital Share Transactions	(4,742,863)	24,481,234
Total Increase (Decrease) in Net Assets	(37,814,485)	5,685,341

Net Assets:
Beginning of Year/Period	146,858,672	141,173,331
End of Year/Period	$109,044,187	$146,858,672

Share Transactions:
Issued	100,000	1,250,000
Redeemed	(250,000)	(750,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(150,000)	500,000

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Electric Vehicles and
	Future Mobility Index ETF
	Period Ended
	September 30,	Year Ended
	2022	March 31,
	(unaudited)	2022
Operations:
Net Investment Income	$1,651,682	$447,423
Net Realized Gain (Loss)	(23,733,958)	9,642,454
Net Change in Unrealized Appreciation (Depreciation)	(41,979,506)	(30,971,355)
Net Decrease in Net Assets Resulting from Operations	(64,061,782)	(20,881,478)

Distributions	—	(21,884,257)

Capital Share Transactions:(1)
Issued	1,882,085	161,175,495
Redeemed	(23,140,837)	(20,218,326)
Increase (Decrease) in Net Assets from Capital Share Transactions	(21,258,752)	140,957,169
Total Increase (Decrease) in Net Assets	(85,320,534)	98,191,434

Net Assets:
Beginning of Year/Period	296,761,218	198,569,784
End of Year/Period	$211,440,684	$296,761,218

Share Transactions:
Issued	50,000	3,300,000
Redeemed	(650,000)	(500,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(600,000)	2,800,000

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI All China Health
	Care Index ETF
	Period Ended
	September 30,	Year Ended
	2022	March 31,
	(unaudited)	2022
Operations:
Net Investment Income (Loss)	$656,270	$(85,433)
Net Realized Loss	(19,280,589)	(1,397,169)
Net Change in Unrealized Appreciation (Depreciation)	(13,717,431)	(57,562,032)
Net Decrease in Net Assets Resulting from Operations	(32,341,750)	(59,044,634)

Distributions	—	(21,078,396)

Capital Share Transactions:(1)
Issued	31,585	44,149,338
Redeemed	(15,405,123)	(41,679,374)
Increase (Decrease) in Net Assets from Capital Share Transactions	(15,373,538)	2,469,964
Total Decrease in Net Assets	(47,715,288)	(77,653,066)

Net Assets:
Beginning of Year/Period	136,810,985	214,464,051
End of Year/Period	$89,095,697	$136,810,985

Share Transactions:
Issued	—	1,300,000
Redeemed	(750,000)	(1,150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(750,000)	150,000

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Asia Pacific High
	Income Bond ETF
	Period Ended
	September 30,	Year Ended
	2022	March 31,
	(unaudited)	2022
Operations:
Net Investment Income	$1,372,366	$1,006,947
Net Realized Loss	(3,033,630)	(3,985,978)
Net Change in Unrealized Appreciation (Depreciation)	(755,063)	(1,285,892)
Net Decrease in Net Assets Resulting from Operations	(2,416,327)	(4,264,923)

Distributions	(977,851)	(1,214,239)
Return of Capital	—	(192,065)

Capital Share Transactions:(1)
Issued	1,453,697	29,733,209
Redeemed	(5,402,535)	(7,312,822)
Increase (Decrease) in Net Assets from Capital Share Transactions	(3,948,838)	22,420,387
Total Increase (Decrease) in Net Assets	(7,343,016)	16,749,160

Net Assets:
Beginning of Year/Period	26,535,141	9,785,981
End of Year/Period	$19,192,125	$26,535,141

Share Transactions:
Issued	50,000	900,000
Redeemed	(200,000)	(250,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(150,000)	650,000

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Emerging Markets
	Healthcare Index ETF
	Period Ended
	September 30,	Year Ended
	2022	March 31,
	(unaudited)	2022
Operations:
Net Investment Income	$3,607	$11,822
Net Realized Loss	(233,214)	(171,867)
Net Change in Unrealized Appreciation (Depreciation)	(274,171)	(878,739)
Net Decrease in Net Assets Resulting from Operations	(503,778)	(1,038,784)

Distributions	—	(10,783)

Capital Share Transactions:(1)
Issued	—	2,217
Redeemed	—	(1,492,577)
Decrease in Net Assets from Capital Share Transactions	—	(1,490,360)
Total Decrease in Net Assets	(503,778)	(2,539,927)

Net Assets:
Beginning of Year/Period	2,468,835	5,008,762
End of Year/Period	$1,965,057	$2,468,835

Share Transactions:
Redeemed	—	(50,000)
Net Decrease in Shares Outstanding from Share Transactions	—	(50,000)

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI Emerging
	Markets ex China Index ETF
	Period Ended
	September 30,	Year Ended
	2022	March 31,
	(unaudited)	2022
Operations:
Net Investment Income	$489,803	$720,486
Net Realized Gain (Loss)	(1,308,969)	335,656
Net Change in Unrealized Appreciation (Depreciation)	(5,109,352)	(851,279)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,928,518)	204,863

Distributions	—	(1,341,512)

Capital Share Transactions:(1)
Issued	31,593	9,310,517
Redeemed	(13,153,943)	(6,466,320)
Increase (Decrease) in Net Assets from Capital Share Transactions	(13,122,350)	2,844,197
Total Increase (Decrease) in Net Assets	(19,050,868)	1,707,548

Net Assets:
Beginning of Year/Period	32,698,696	30,991,148
End of Year/Period	$13,647,828	$32,698,696

Share Transactions:
Issued	—	300,000
Redeemed	(500,000)	(200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(500,000)	100,000

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI China ESG Leaders
	Index ETF
	Period Ended
	September 30,	Year Ended
	2022	March 31,
	(unaudited)	2022
Operations:
Net Investment Income	$88,478	$141,014
Net Realized Loss	(1,754,392)	(413,967)
Net Change in Unrealized Appreciation (Depreciation)	325,605	(2,750,597)
Net Decrease in Net Assets Resulting from Operations	(1,340,309)	(3,023,550)

Distributions	—	(219,611)

Capital Share Transactions:(1)
Issued	12,606	2,806
Redeemed	(2,245,452)	(1,660,518)
Decrease in Net Assets from Capital Share Transactions	(2,232,846)	(1,657,712)
Total Decrease in Net Assets	(3,573,155)	(4,900,873)

Net Assets:
Beginning of Year/Period	7,937,654	12,838,527
End of Year/Period	$4,364,499	$7,937,654

Share Transactions:
Redeemed	(100,000)	(50,000)
Net Decrease in Shares Outstanding from Share Transactions	(100,000)	(50,000)

(1)	Commenced operations on July 28, 2020.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares CICC China 5G &
	Semiconductor Index ETF
	Period Ended
	September 30,	Year Ended
	2022	March 31,
	(unaudited)	2022
Operations:
Net Investment Income	$117,747	$140,986
Net Realized Loss	(1,855,420)	(1,232,367)
Net Change in Unrealized Appreciation (Depreciation)	(3,418,896)	2,467,447
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,156,569)	1,376,066

Capital Share Transactions:(1)
Issued	—	7,848,791
Reinvestment of Distributions	1,365	—
Redeemed	(3,330,344)	(106,409,148)
Decrease in Net Assets from Capital Share Transactions	(3,328,979)	(98,560,357)
Total Decrease in Net Assets	(8,485,548)	(97,184,291)

Net Assets:
Beginning of Year/Period	21,695,860	118,880,151
End of Year/Period	$13,210,312	$21,695,860

Share Transactions:
Issued	—	300,000
Redeemed	(200,000)	(4,350,000)
Net Decrease in Shares Outstanding from Share Transactions	(200,000)	(4,050,000)

(1)	Commenced operations on November 23, 2020.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares CICC China Consumer
	Leaders Index ETF
	Period Ended
	September 30,	Year Ended
	2022	March 31,
	(unaudited)	2022
Operations:
Net Investment Income	$140,302	$330,472
Net Realized Loss	(11,119,860)	(7,146,359)
Net Change in Unrealized Appreciation (Depreciation)	9,415,950	(6,860,658)
Net Decrease in Net Assets Resulting from Operations	(1,563,608)	(13,676,545)

Distributions	—	(267,348)

Capital Share Transactions:(1)
Issued	292,067	19,432,252
Redeemed	(35,908,906)	(15,178,158)
Increase (Decrease) in Net Assets from Capital Share Transactions	(35,616,839)	4,254,094
Total Decrease in Net Assets	(37,180,447)	(9,689,799)

Net Assets:
Beginning of Year/Period	44,529,474	54,219,273
End of Year/Period	$7,349,027	$44,529,474

Share Transactions:
Issued	—	800,000
Redeemed	(1,850,000)	(650,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,850,000)	150,000

(1)	Commenced operations on December 8, 2020.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares SSE STAR Market 50
	Index ETF
	Period Ended
	September 30,	Year Ended
	2022	March 31,
	(unaudited)	2022
Operations:
Net Investment Loss	$(29,850)	$(597,970)
Net Realized Loss	(7,299,955)	(5,609,501)
Net Change in Unrealized Appreciation (Depreciation)	(6,359,826)	(2,007,586)
Net Decrease in Net Assets Resulting from Operations	(13,689,631)	(8,215,057)

Capital Share Transactions:(1)
Issued	(18,361)	25,541,153
Redeemed	(7,884,669)	(45,373,706)
Decrease in Net Assets from Capital Share Transactions	(7,903,030)	(19,832,553)
Total Decrease in Net Assets	(21,592,661)	(28,047,610)

Net Assets:
Beginning of Year/Period	65,674,149	93,721,759
End of Year/Period	$44,081,488	$65,674,149

Share Transactions:
Issued	—	1,000,000
Redeemed	(450,000)	(1,950,000)
Net Decrease in Shares Outstanding from Share Transactions	(450,000)	(950,000)

(1)	Commenced operations on January 26, 2021.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Hang Seng
	TECH Index ETF
	Period Ended
	September 30,	Period Ended
	2022	March 31,
	(unaudited)	2022(1)
Operations:
Net Investment Income	$15,344	$2,441
Net Realized Loss	(835,164)	(620,063)
Net Change in Unrealized Appreciation (Depreciation)	(2,287,797)	(1,540,772)
Net Decrease in Net Assets Resulting from Operations	(3,107,617)	(2,158,394)

Capital Share Transactions:(2)
Issued	7,525,609	7,728,841
Increase in Net Assets from Capital Share Transactions	7,525,609	7,728,841
Total Increase in Net Assets	4,417,992	5,570,447

Net Assets:
Beginning of Year/Period	5,570,447	—
End of Year/Period	$9,988,439	$5,570,447

Share Transactions:
Issued	550,001	400,001
Net Increase in Shares Outstanding from Share Transactions	550,001	400,001

(1)	Commenced operations on June 8, 2021.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares China Innovation ETF
	Period Ended
	September 30,	Period Ended
	2022	March 31,
	(unaudited)	2022(1)
Operations:
Net Investment Loss	$(1,846)	$(688)
Net Realized Gain	18,826	115,589
Net Change in Unrealized Appreciation (Depreciation)	(345,531)	(752,572)
Net Decrease in Net Assets Resulting from Operations	(328,551)	(637,671)

Distributions	—	(4,286)

Capital Share Transactions:(2)
Issued	—	3,479,534
Redeemed	(1,011,132)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,011,132)	3,479,534
Total Increase (Decrease) in Net Assets	(1,339,683)	2,837,577

Net Assets:
Beginning of Year/Period	2,837,577	—
End of Year/Period	$1,497,894	$2,837,577

Share Transactions:
Issued	—	150,002
Redeemed	(50,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	150,002

(1)	Commenced operations on October 5, 2021.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (concluded)

KraneShares
S&P Pan Asia
Dividend Aristocrats
Index ETF
Period Ended
September 30,
2022
(Unaudited)(1)
Operations:
Net Investment Income	$9,855
Net Realized Gain	235
Net Change in Unrealized Appreciation (Depreciation)	(243,473)
Net Decrease in Net Assets Resulting from Operations	(233,383)

Capital Share Transactions:(2)
Issued	2,500,050
Increase in Net Assets from Capital Share Transactions	2,500,050
Total Increase in Net Assets	2,266,667

Net Assets:
Beginning of Period	—
End of Period	$2,266,667

Share Transactions:
Issued	100,002
Net Increase in Shares Outstanding from Share Transactions	100,002

(1)	Commenced operations on September 15, 2022.
(2)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2022 (Unaudited)

For the Years/Periods Ended March 31 (unless otherwise indicated)

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares CICC China Leaders 100 Index ETF
2022***	28.78	0.86	(6.62)	(5.76)	—	—	—
2022	31.41	0.62	0.30	0.92	(0.63)	(2.92)	—
2021	25.03	0.80	6.41	7.21	(0.83)	—	—
2020	28.00	0.06	(2.98)	(2.92)	(0.05)	—	—
2019	33.88	0.66	(2.09)	(1.43)	(0.68)	(3.77)	—
2018(1)	34.06	0.24	7.22	7.46	(0.30)	(7.34)	—
KraneShares CSI China Internet ETF
2022***	29.52	0.04	(4.92)	(4.88)	—	—	—
2022	75.59	(0.05)	(43.44)	(43.49)	—	(2.58)	—
2021	45.19	(0.28)	30.90	30.62	(0.22)	—	—
2020	47.04	(0.02)	(1.79)	(1.81)	(0.04)	—	—
2019	61.11	0.10	(12.90)	(12.80)	(0.01)	(1.26)	—
2018(1)	42.21	(0.19)	19.43	19.24	(0.34)	—	—
KraneShares Bosera MSCI China A 50 Connect Index ETF
2022***	37.05	0.57	(7.03)	(6.46)	—	—	—
2022	43.97	0.43	(3.41)	(2.98)	(0.49)	(3.45)	—
2021	29.51	0.30	14.46	14.76	(0.30)	—	—
2020	31.88	0.47	(2.34)	(1.87)	(0.50)	—	—
2019	34.47	0.60	(2.27)	(1.67)	(0.52)	(0.40)	—
2018(1)	28.38	0.21	6.22	6.43	(0.18)	(0.16)	—
KraneShares Bloomberg China Bond Inclusion Index ETF
2022***	33.97	0.31	(3.11)	(2.80)	(0.39)	—	—
2022	34.67	0.55	1.12	1.67	(2.37)	—	—
2021	32.31	0.60	2.57	3.17	(0.81)	—	—
2020	34.22	0.81	(1.75)	(0.94)	—	—	(0.97)
2019	37.23	1.31	(2.29)	(0.98)	(1.95)	—	(0.08)
2018(1)	32.82	1.07	3.34	4.41	—	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2022.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/ (loss), respectively, for the year/period as reported in the Statements of Operations and do not reflect the Fund’s proportionate share of the income and expenses of the money market funds.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

—	23.02	(20.01)	5,756	0.69†	0.69†	6.58†	55††
(3.55)	28.78	2.77	10,075	0.68	0.68	2.00	167
(0.83)	31.41	28.90	12,563	0.69	0.69	2.68	143
(0.05)	25.03	(10.45)	16,273	0.69	0.69	0.23	126
(4.45)	28.00	(0.62)	2,800	0.70	0.70	2.21	181
(7.64)	33.88	22.57	5,082	0.71	0.71	0.64	105

—	24.64	(16.53)	5,183,386	0.69†(2)	0.69†	0.30†	37††
(2.58)	29.52	(57.99)	6,239,534	0.69(2)	0.69	(0.12)	60
(0.22)	75.59	67.77	3,662,260	0.70(2)	0.70	(0.39)	89
(0.04)	45.19	(3.85)	2,313,638	0.73(2)	0.73	(0.05)	33
(1.27)	47.04	(20.44)	2,074,505	0.75(2)	0.76	0.20	70
(0.34)	61.11	45.62	1,628,622	0.70	0.70	(0.33)	29

—	30.59	(17.44)	582,671	0.54†	0.79†	3.25†	25††
(3.94)	37.05	(7.96)	559,393	0.59	0.79	0.97	89
(0.30)	43.97	50.00	802,364	0.59	0.79	0.74	35
(0.50)	29.51	(5.98)	507,508	0.59	0.80	1.52	91
(0.92)	31.88	(4.01)	604,035	0.60	0.80	2.05	106
(0.34)	34.47	22.68	353,324	0.60	0.80	0.61	52

(0.39)	30.78	(8.29)	13,851	0.48^†	0.68^†	1.90^†	31††
(2.37)	33.97	4.89	13,586	0.42	0.68	1.59	159
(0.81)	34.67	9.91	12,134	0.57^	0.69^	1.80^	—
(0.97)	32.31	(2.75)	12,924	0.57^	0.70^	2.46^	—
(2.03)	34.22	(2.52)	18,822	0.58^	0.70^	3.76^	—
—	37.23	13.44	13,030	0.77^(3)	0.89^	3.10^	—

~	During the periods, certain fees were waived. (See Note 4 in the Notes to Financial Statements).
(1)	March 29, 2018 represents the last business day of the Fund’s reporting period in 2018.
(2)	During the period ended September 30, 2022 and the years ended March 31, 2022, 2021, 2020, and 2019 the Fund participated in securities lending, generating $2,208,558, $3,419,311, $3,716,046, $5,794,534, and $9,746,130, respectively, in security lending income. The expense ratios include $209,510, $337,352, $376,498, $579,613, and $968,632, respectively, in security lending fees paid to the Adviser. Had these fees been excluded, the expense ratios would have been 0.68%, 0.68%, 0.69%, 0,69%, and 0.69%, respectively.
(3)	The expenses during the year include a one-time, non-recurring expense. Had this expense not been included, the expense ratio for the period would have been 0.59%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights (continued)

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2022 (Unaudited)

For the Years/Periods Ended March 31 (unless otherwise indicated)

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares MSCI All China Index ETF
2022***	24.89	0.37	(4.96)	(4.59)	—	—	—
2022	34.46	0.47	(8.71)	(8.24)	(0.40)	(0.93)	—
2021	23.53	0.22	11.06	11.28	(0.35)	—	—
2020	25.48	0.36	(1.93)	(1.57)	(0.38)	—	—
2019	26.96	0.18	(1.23)	(1.05)	(0.43)	—	—
2018(1)	22.56	0.45	4.28	4.73	(0.33)	—	—
KraneShares MSCI One Belt One Road Index ETF
2022***	27.63	0.58	(5.74)	(5.16)	—	—	—
2022	28.85	0.95	(1.18)	(0.23)	(0.99)	—	—
2021	17.76	0.48	11.16	11.64	(0.55)	—	—
2020	23.69	0.70	(5.58)	(4.88)	(1.05)	—	—
2019	25.64	0.48	(1.82)	(1.34)	(0.61)	—	—
2018(1)(2)	25.00	0.08	0.59(3)	0.67	(0.03)	—	—
KraneShares Emerging Markets Consumer Technology Index ETF
2022***	18.04	0.04	(4.81)	(4.77)	—	—	—
2022	32.06	(0.05)	(13.90)	(13.95)	(0.01)	(0.06)	—
2021	19.55	0.11	13.14	13.25	(0.74)	—	—
2020	22.94	0.10	(3.07)	(2.97)	(0.42)	—	—
2019	26.48	—	(3.54)	(3.54)	—	—	—
2018(1)(5)	25.00	(0.03)	1.51(3)	1.48	—	—	—
KraneShares MSCI China Clean Technology Index ETF
2022***	36.71	0.21	(8.60)	(8.39)	—	—	—
2022	40.34	0.21	(3.65)	(3.44)	(0.19)	—	—
2021	16.60	(0.28)	24.02	23.74	—#	—	—
2020	20.28	0.70	(3.29)	(2.59)	(1.09)	—	—
2019	23.86	0.39	(3.61)	(3.22)	(0.36)	—	—
2018(1)(6)	25.00	(0.09)	(1.05)	(1.14)	—	—	—
KraneShares Electric Vehicles and Future Mobility Index ETF
2022***	39.57	0.23	(9.16)	(8.93)	—	—	—
2022	42.25	0.08	0.39(3)	0.47	(0.52)	(2.63)	—
2021	19.02	0.08	23.21	23.29	(0.06)	—	—
2020	20.64	0.33	(1.51)	(1.18)	(0.44)	—	—
2019	23.30	0.21	(2.62)	(2.41)	(0.25)	—	—
2018(1)(7)	25.00	0.02	(1.72)	(1.70)	—	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2022.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/ (loss), respectively, for the year/period as reported in the Statements of Operations and do not reflect the Fund’s proportionate share of the income and expenses from investments in other investment companies.
#	Amount represents less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

—	20.30	(18.44)	5,075	0.49†	0.69†	3.16†	4††
(1.33)	24.89	(24.35)	16,181	0.48	0.68	1.49	18
(0.35)	34.46	47.97	22,402	0.49	0.69	0.67	45
(0.38)	23.53	(6.30)	7,059	0.49	0.69	1.47	7
(0.43)	25.48	(3.52)	6,370	0.67	0.69	0.74	62
(0.33)	26.96	20.99	2,696	0.63^	0.72^	1.75^	3

—	22.47	(18.68)	4,493	0.78†	0.78†	4.53†	17††
(0.99)	27.63	(1.11)	8,290	0.78	0.78	3.12	36
(0.55)	28.85	65.82	10,099	0.79	0.79	2.07	39
(1.05)	17.76	(21.78)	7,105	0.80	0.80	3.03	30
(0.61)	23.69	(4.94)	21,322	0.79	0.79	2.05	72
(0.03)	25.64	2.67	32,048	0.79^†(4)	0.80^†	0.52^†	1††

—	13.27	(26.44)	30,515	0.60†	0.80†	0.49†	48††
(0.07)	18.04	(43.57)	55,935	0.59	0.79	(0.17)	97
(0.74)	32.06	67.85	110,604	0.59	0.79	0.36	112
(0.42)	19.55	(13.29)	22,485	0.81	0.81	0.46	56
—	22.94	(13.37)	28,680	0.80	0.80	(0.02)	119
—	26.48	5.92	23,828	0.79†(4)	0.79†	(0.23)†	—††

—	28.32	(22.85)	109,044	0.79†	0.79†	1.19†	21††
(0.19)	36.71	(8.61)	146,859	0.78	0.78	0.48	62
—	40.34	143.03	141,173	0.78	0.78	(0.65)	164
(1.09)	16.60	(13.17)	1,661	0.79	0.79	3.81	53
(0.36)	20.28	(13.28)	4,056	0.79	0.80	1.92	147
—	23.86	(4.56)	7,158	0.78†(4)	0.79†	(0.78)†	36††

—	30.64	(22.57)	211,441	0.71†	0.71†	1.30†	47††
(3.15)	39.57	0.04	296,761	0.70	0.70	0.17	114
(0.06)	42.25	122.46	198,570	0.70	0.70	0.21	81
(0.44)	19.02	(6.15)	17,116	0.72	0.72	1.57	53
(0.25)	20.64	(10.19)	33,026	0.70	0.70	0.98	74
—	23.30	(6.80)	26,798	0.70†(8)	0.70†	0.43†	18††

~	During the periods, certain fees were waived. (See Note 4 in the Notes to Financial Statements).
(1)	March 29, 2018 represents the last business day of the Fund’s reporting period in 2018.
(2)	The Fund commenced operations on September 7, 2017.
(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(4)	The expense ratio includes interest expense. Had this expense been excluded, the ratio would have been 0.78%.
(5)	The Fund commenced operations on October 11, 2017.
(6)	The Fund commenced operations on October 12, 2017.
(7)	The Fund commenced operations on January 18, 2018.
(8)	The expense ratio includes interest expense. Had this expense been excluded, the ratio would have been 0.69%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights (continued)

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2022 (Unaudited)

For the Years/Periods Ended March 31 (unless otherwise indicated)

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares MSCI All China Health Care Index ETF
2022***	23.79	0.12	(6.09)	(5.97)	—	—	—
2022	38.30	(0.02)	(10.44)	(10.46)	—	(4.05)	—
2021	23.78	(0.09)	14.61	14.52	—#	—	—
2020	22.29	0.07	1.48	1.55	(0.06)	—	—
2019	26.65	0.02	(4.30)	(4.28)	(0.04)	(0.04)	—
2018(1)(2)	25.00	(0.03)	1.68	1.65	—	—	—
KraneShares Asia Pacific High Income Bond ETF
2022***	29.48	1.51	(4.29)	(2.78)	(1.11)	—	—
2022	39.14	1.78	(9.26)	(7.48)	(1.88)	—	(0.30)
2021	37.32	2.10	2.44	4.54	(2.58)	(0.14)	—
2020	40.73	2.08	(3.49)	(1.41)	(1.81)	(0.19)	—
2019(3)	40.00	1.55	0.67	2.22	(1.31)	—#	(0.18)
KraneShares Emerging Markets Healthcare Index ETF
2022***	24.69	0.04	(5.08)	(5.04)	—	—	—
2022	33.39	0.09	(8.68)	(8.59)	(0.11)	—	—
2021	20.85	(0.02)	12.57	12.55	(0.01)	—	—
2020	22.38	0.01	(1.16)	(1.15)	(0.37)	—	(0.01)
2019(4)	25.00	(0.04)	(2.58)	(2.62)	—#	—	—
KraneShares MSCI Emerging Markets ex China Index ETF
2022***	29.73	0.56	(7.54)	(6.98)	—	—	—
2022	30.99	0.79	(0.56)	0.23	(0.73)	(0.76)	—
2021	18.41	0.55	12.53	13.08	(0.50)	—	—
2020(5)	25.00	0.60	(6.45)	(5.85)	(0.74)	—	—
KraneShares MSCI China ESG Leaders Index ETF
2022***	22.68	0.30	(5.52)	(5.22)	—	—	—
2022	32.10	0.39	(9.18)	(8.79)	(0.33)	(0.30)	—
2021(6)	25.00	(0.07)	7.32	7.25	—	(0.15)	—
KraneShares CICC China 5G & Semiconductor Index ETF
2022***	19.72	0.11	(5.15)	(5.04)	—	—	—
2022	23.08	0.04	(3.40)	(3.36)	—	—	—
2021(7)	25.00	(0.06)	(1.86)	(1.92)	—	—	—
KraneShares CICC China Consumer Leaders Index ETF
2022***	19.79	0.21	(1.63)	(1.42)	—	—	—
2022	25.82	0.15	(6.06)	(5.91)	(0.12)	—	—
2021(8)	25.00	(0.05)	0.87	0.82	—	—	—
KraneShares SSE STAR Market 50 Index ETF
2022***	18.76	(0.01)	(4.30)	(4.31)	—	—	—
2022	21.06	(0.14)	(2.16)	(2.30)	—	—	—
2021(9)	25.00	(0.03)	(3.91)	(3.94)	—	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2022.
#	Amount represents less than $0.005 per share.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

—	17.82	(25.09)	89,096	0.65†	0.79†	1.15†	6††
(4.05)	23.79	(28.88)	136,811	0.65	0.79	(0.04)	44
—	38.30	61.06	214,464	0.65	0.79	(0.25)	45
(0.06)	23.78	6.95	32,110	0.69	0.79	0.32	101
(0.08)	22.29	(15.99)	39,004	0.79	0.79	0.08	71
—	26.65	6.60	3,998	0.82†	0.82†	(0.82)†	—††

(1.11)	25.59	(9.64)	19,192	0.69†	0.69†	10.82†	49††
(2.18)	29.48	(19.73)	26,535	0.68	0.68	5.33	150
(2.72)	39.14	12.32	9,786	0.69	0.69	5.32	53
(2.00)	37.32	(3.72)	11,197	0.70	0.70	5.12	70
(1.49)	40.73	5.72	12,220	0.69†	0.69†	5.13†	38††

—	19.65	(20.41)	1,965	0.79†	0.79†	0.33†	20††
(0.11)	24.69	(25.77)	2,469	0.81	0.81	0.29	28
(0.01)	33.39	60.18	5,009	0.80	0.80	(0.05)	73
(0.38)	20.85	(5.25)	1,043	0.80	0.80	0.04	61
—	22.38	(10.47)	4,476	0.79†	0.79†	(0.34)†	57††

—	22.75	(23.48)	13,648	0.24†	0.59†	4.25†	2††
(1.49)	29.73	0.57	32,699	0.23	0.58	2.52	23
(0.50)	30.99	71.19	30,991	0.30	0.58	1.90	19
(0.74)	18.41	(24.31)	1,841	0.50†	0.60†	2.54†	5††

—	17.46	(23.02)	4,364	0.58†	0.58†	2.83†	26††
(0.63)	22.68	(27.63)	7,938	0.59	0.59	1.30	57
(0.15)	32.10	29.05	12,839	0.58†	0.58†	(0.35)†	30††

—	14.68	(25.56)	13,210	0.65†	0.79†	1.28†	14††
—	19.72	(14.56)	21,696	0.65	0.79	0.17	58
—	23.08	(7.68)	118,880	0.64†	0.78†	(0.64)†	59††

—	18.37	(7.18)	7,349	0.69†	0.69†	2.07†	31††
(0.12)	19.79	(22.98)	44,529	0.68	0.68	0.63	62
—	25.82	3.28	54,219	0.68†	0.68†	(0.63)†	50††

—	14.45	(22.97)	44,081	0.89†	0.89†	(0.11)†	22††
—	18.76	(10.92)	65,674	0.88	0.88	(0.57)	78
—	21.06	(15.76)	93,722	0.88†	0.88†	(0.88)†	12††

~	During the periods, certain fees were waived. (See Note 4 in the Notes to Financial Statements).
(1)	March 29, 2018 represents the last business day of the Fund’s reporting period in 2018.
(2)	The Fund commenced operations on January 31, 2018.
(3)	The Fund commenced operations on June 26, 2018.
(4)	The Fund commenced operations on August 29, 2018.
(5)	The Fund commenced operations on April 12, 2019.
(6)	The Fund commenced operations on July 28, 2020.
(7)	The Fund commenced operations on November 23, 2020.
(8)	The Fund commenced operations on December 8, 2020.
(9)	The Fund commenced operations on January 26, 2021.

The accompanying notes are an integral part of the financial statements.

Financial Highlights (concluded)

Selected Per Share Data & Ratios

For the Periods Ended September 30, 2022 (Unaudited)

For the Years/Periods Ended March 31 (unless otherwise indicated)

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Loss on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)
KraneShares Hang Seng TECH Index ETF
2022***	13.93	0.03	(3.45)	(3.42)	—	—
2022(1)	25.00	0.01	(11.08)	(11.07)	—	—
KraneShares China Innovation ETF
2022***	18.92	(0.01)	(3.93)	(3.94)	—	—
2022(2)	25.00	(0.01)	(6.03)	(6.04)	(0.04)	—
KraneShares S&P Pan Asia Dividend Aristocrats Index ETF
2022***(3)	25.00	0.11	(2.44)	(2.33)	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2022. All ratios for the period have been annualized, except for the Total Return.
†	Annualized.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)~	Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)~	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

—	10.51	(24.55)	9,988	0.68†	0.68†	0.40†	21††
—	13.93	(44.28)	5,570	0.68†	0.68†	0.09†	60††

—	14.98	(20.82)	1,498	0.16†	0.25†	(0.16)†	2††
(0.04)	18.92	(24.19)	2,838	0.25†	0.25†	(0.06)†	4††

—	22.67	(9.32)	2,267	0.69†	0.69†	9.95†	—††

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
~	During the periods, certain fees were waived. (See Note 4 in the Notes to Financial Statements).
(1)	The Fund commenced operations on June 8, 2021.
(2)	The Fund commenced operations on October 5, 2021.
(3)	The Fund commenced operations on September 15, 2022.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of September 30, 2022, the Trust had thirty-two operational series. The financial statements herein and the related notes pertain to the following 20 series: KraneShares CICC China Leaders 100 Index ETF, KraneShares CSI China Internet ETF, KraneShares Bosera MSCI China A 50 Connect Index ETF, KraneShares Bloomberg China Bond Inclusion Index ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Clean Technology Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares Asia Pacific High Income Bond ETF, KraneShares Emerging Markets Healthcare Index ETF, KraneShares MSCI Emerging Markets ex China Index ETF, KraneShares MSCI China ESG Leaders Index ETF, KraneShares CICC China 5G & Semiconductor Index ETF, KraneShares CICC China Consumer Leaders Index ETF, KraneShares SSE STAR Market 50 Index ETF, KraneShares Hang Seng TECH Index ETF, KraneShares China Innovation ETF and KraneShares S&P Pan Asia Dividend Aristocrats Index ETF (each, a “Fund” and collectively, the “Funds”). KraneShares Bosera MSCI China A 50 Connect Index ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI Emerging Markets ex China Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI One Belt One Road Index ETF and KraneShares Electric Vehicles and Future Mobility Index ETF are diversified Funds. All other Funds are non-diversified Funds, as defined under Section 5(b)(1) of the Investment Company Act. Krane Funds Advisors, LLC (“Krane” or the ‘‘Adviser’’), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the ‘‘Board’’). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser may use sub-advisers (each, a “Sub-Adviser” or collectively, the “Sub-Advisers”) to perform the day-to-day management of the Funds.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. As of September 30, 2022, Central Huijin Investment Limited, a mainland Chinese-domiciled entity, and HKSCC Nominees Limited, held approximately 40.1% and 39.4%, respectively, of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 280 Park Avenue 32nd Floor, New York, New York, 10017, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”) (the “Exchange”). Market prices for Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 or 100,000 Shares or multiples thereof, called “Creation Units”. This does not mean, however, that individual investors will be able to redeem and purchase Shares directly with the series of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares directly. Each Fund will issue and redeem Shares for a basket of securities and/or a balancing cash amount. Individual shares trade in the secondary market at market prices that change throughout the day.

Notes to Financial Statements (Unaudited) (continued)

The investment objective of each of the following Funds is to seek to provide a total return that (before fees and expenses) tracks the performance of its respective index listed below (each, an “Underlying Index”):

KraneShares Funds	Index

KraneShares CICC China Leaders 100 Index ETF

KraneShares CSI China Internet ETF

KraneShares Bosera MSCI China A 50 Connect Index ETF

KraneShares Bloomberg China Bond Inclusion Index ETF

KraneShares MSCI All China Index ETF

KraneShares MSCI One Belt One Road Index ETF

KraneShares Emerging Markets Consumer Technology Index ETF

KraneShares MSCI China Clean Technology ETF

KraneShares Electric Vehicles and Future Mobility Index ETF

KraneShares MSCI All China Health Care Index ETF

KraneShares Emerging Markets Healthcare Index ETF

KraneShares MSCI Emerging Markets ex China Index ETF

KraneShares MSCI China ESG Leaders Index ETF

KraneShares CICC China 5G & Semiconductor Index ETF

KraneShares CICC China Consumer Leaders Index ETF

KraneShares SSE STAR Market 50 Index ETF

KraneShares Hang Seng TECH Index ETF

KraneShares S&P Pan Asia Dividend Aristocrats Index ETF

CSI CICC Select 100 Index

CSI Overseas China Internet Index

MSCI China A 50 Connect Index

Bloomberg China Inclusion Focused Bond Index

MSCI China All Shares Index

MSCI Global China Infrastructure Exposure Index

Solactive Emerging Markets Consumer Technology Index

MSCI China IMI Environment 10/40 Index

Bloomberg Electric Vehicles Index

MSCI China All Shares Health Care 10/40 Index

Solactive Emerging Markets Healthcare Index

MSCI Emerging Markets ex China Index

MSCI China ESG Leaders 10/40 Index

CICC China 5G and Semiconductor Leaders Index

CICC China Consumer Leaders Index

SSE Science and Technology Innovation Board 50 Index

Hang Seng TECH Index

S&P Pan Asia Dividend Aristocrats® Index

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of a Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per share for each Fund normally

Notes to Financial Statements (Unaudited) (continued)

is calculated by the Administrator (as defined below) and determined as of the regularly scheduled close of normal trading on each day that the NYSE is scheduled to be open for business (normally 4:00 p.m., Eastern Time). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Securities listed on a securities exchange (i.e., exchange-traded equity securities), market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued by independent pricing agents at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time.

The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third-party pricing agent. Exchange-traded options are valued at the last reported sales price on the exchange on which they are listed. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Over-the-counter (“OTC”) options are valued based upon prices determined by the applicable independent, third party pricing agent. Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing agent. As of and during the period ended September 30, 2022, the Funds did not hold options, swaps or foreign currency forward contracts.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued in the same manner as other exchange-traded equity securities (described above).

Securities issued by a wholly-owned subsidiary of a Fund will be valued at the subsidiary’s net asset value, which will be determined using the same pricing policies and procedures applicable to the Fund.

Notes to Financial Statements (Unaudited) (continued)

Investments for which market prices are not ‘‘readily available,’’ or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Trust’s valuation policies and procedures approved by the Board. Some of the more common reasons that may necessitate that a security be valued using ‘‘fair value’’ pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time. A Fund will fair value certain of the foreign securities held by a Fund each day a Fund calculates its NAV.

In addition, a Fund may fair value its securities if an event that may materially affect the value of a Fund’s securities that trade outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that a Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Valuation Committee be called.

With respect to trade-halted securities, the Adviser typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane through Fair Valuation Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (“Collared Securities”). Fair value determinations for Collared Securities will generally be capped based on any applicable pre-determined “limit down” or “limit up” prices established by the relevant foreign securities exchange. As an example, China A-Shares can only be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped plus or minus ten percent.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Underlying Index. This may adversely affect a Fund’s ability to track its Underlying Index.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day (a “Business Day”, as used herein, is any day on which the Exchange is open for business). In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when share purchases or sales cannot occur.

Notes to Financial Statements (Unaudited) (continued)

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Transactions in Fund shares will be priced at NAV only if shares are purchased or redeemed directly from a Fund in Creation Units. No secondary sales will be made to brokers or dealers at concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to each Fund’s Schedule of Investments.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Notes to Financial Statements (Unaudited) (continued)

As of September 30, 2022, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Interest income is recognized on the accrual basis from the settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method.

Dividend income received from affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of affiliated funds are on the basis of specific identification. See details on the Statements of Operations.

FOREIGN CURRENCY — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund, except for the KraneShares Asia Pacific High Income Bond ETF and the KraneShares Bloomberg China Bond Inclusion Index ETF, intends to pay out dividends, if any, at least annually; each of the KraneShares Asia Pacific High Income Bond ETF and the KraneShares Bloomberg China Bond Inclusion Index ETF intend to pay out dividends, if any, at least monthly. The Funds distribute their net investment income at least annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the BBH Base Rate plus 2.00%. Cash overdraft charges are included in “Interest Expense” on the Statements of Operations.

SECURITIES LENDING — The Funds may lend securities from their portfolios to brokers, dealers and other financial institutions. In connection with such loans, a Fund remains the beneficial owner of the loaned securities and continues to receive payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. A Fund also has the right to terminate a loan at any time. A Fund does not have the right to vote on securities while they are

Notes to Financial Statements (Unaudited) (continued)

on loan. Loans of portfolio securities will not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). A Fund will receive collateral in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, a Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Krane and a sub-adviser are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by a Fund from a securities lending program. Each Fund pays Krane 10% of any net monthly income received from the investment of cash collateral and loan fees received from borrowers in respect of each securities loan (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers) (see Note 4).

The following table discloses the securities on loan as of September 30, 2022:

	Market Value	Cash Collateral for
KraneShares Funds	Securities on Loan	Securities on Loan
KraneShares CSI China Internet ETF	$79,478,249	$84,950,213
KraneShares Emerging Markets Consumer Technology Index ETF	1,932,924	2,456,263
KraneShares Electric Vehicles and Future Mobility Index ETF	17,249,982	18,509,024
KraneShares MSCI All China Health Care Index ETF	1,236,285	1,299,955

CREATION UNITS — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 50,000 Shares, 100,000 Shares, or multiples thereof). In its discretion, the Trust reserves the right to increase or decrease the number of each Fund’s shares that constitute a Creation Unit.

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee may be charged.

Notes to Financial Statements (Unaudited) (continued)

The following table discloses Creation Unit breakdown for the period ended September 30, 2022:

		Standard		Standard	Maximum
	Creation	Transaction	Value at	Transaction	Variable
	Unit	Fee –	September 30,	Fee –	Transaction
KraneShares Funds	Shares	Subscriptions	2022	Redemptions	Fee*
KraneShares CICC China Leaders 100 Index ETF	50,000	$1,700	$1,151,000	$1,700	2.00%
KraneShares CSI China Internet ETF	50,000	500	1,232,000	500	2.00%
KraneShares Bosera MSCI China A 50 Connect Index ETF	50,000	850	1,529,500	850	2.00%
KraneShares Bloomberg China Bond Inclusion Index ETF	50,000	500	1,539,000	500	2.00%
KraneShares MSCI All China Index ETF	50,000	4,250	1,015,000	4,250	2.00%
KraneShares MSCI One Belt One Road Index ETF	50,000	3,600	1,123,500	3,600	2.00%
KraneShares Emerging Markets Consumer Technology Index ETF	50,000	1,500	663,500	1,500	2.00%
KraneShares MSCI China Clean Technology Index ETF	50,000	800	1,416,000	800	2.00%
KraneShares Electric Vehicles and Future Mobility Index ETF	50,000	800	1,532,000	800	2.00%
KraneShares MSCI All China Health Care Index ETF	50,000	1,200	891,000	1,200	2.00%
KraneShares Asia Pacific High Income Bond ETF	50,000	600	1,279,500	600	2.00%
KraneShares Emerging Markets Healthcare Index ETF	50,000	2,100	982,500	2,100	2.00%
KraneShares MSCI Emerging Markets ex China Index ETF	100,000	15,000	2,275,000	15,000	2.00%
KraneShares MSCI China ESG Leaders Index ETF	50,000	2,100	873,000	2,100	2.00%
KraneShares CICC China 5G & Semiconductor Index ETF	50,000	500	734,000	500	2.00%
KraneShares CICC China Consumer Leaders Index ETF	50,000	500	918,500	500	2.00%
KraneShares SSE STAR Market 50 Index ETF	50,000	2,250	722,500	2,250	2.00%
KraneShares Hang Seng TECH Index ETF	50,000	550	525,500	550	2.00%
KraneShares China Innovation ETF	50,000	50	749,000	50	2.00%
KraneShares S& P Pan Asia Dividend Aristocrats Index ETF	50,000	1,800	1,133,500	1,800	2.00%

*	As a percentage of the Creation Unit(s) purchased/redeemed.

The Adviser may adjust the transaction fees from time to time based on actual experience.

Notes to Financial Statements (Unaudited) (continued)

CASH AND CASH EQUIVALENTS — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT — The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust on behalf of each Fund and the Adviser (the “Agreement”). Under the Agreement, Krane is responsible for reviewing, supervising and administering each Fund’s investment program and the general management and administration of the Trust. In addition to these services, to the extent a Fund engages in securities lending, Krane will: (i) determine which securities are available for loan and notify the securities lending agent for a Fund (the “Agent”), (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning the Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate. The Board of Trustees of the Trust supervises Krane and establishes policies that Krane must follow in its management activities.

The Agreement requires the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the Investment Company Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreement; (g) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board. In addition, under the Agreement, while the fees and expenses related to the Funds’ securities lending-related activities reduce the gross revenues and income of the Funds from such activities, they are not fees and expenses for which Krane is responsible.

Each Agreement provides that each Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund, subject to the exceptions noted herein. In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if it is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Funds. Pursuant to the Agreement between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund. In addition, as compensation for the services provided by the Adviser in connection with any securities lending-related activities, each Fund pays the Adviser 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect to securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers), included on the Statements of Operations as “Security Lending Fees”.

Notes to Financial Statements (Unaudited) (continued)

Management
KraneShares Funds	Fee
KraneShares CICC China Leaders 100 Index ETF	0.68%
KraneShares CSI China Internet ETF	0.68%
KraneShares Bosera MSCI China A 50 Connect Index ETF	0.78%
KraneShares Bloomberg China Bond Inclusion Index ETF	0.68%
KraneShares MSCI All China Index ETF	0.68%
KraneShares MSCI One Belt One Road Index ETF	0.78%
KraneShares Emerging Markets Consumer Technology Index ETF	0.78%
KraneShares MSCI China Clean Technology Index ETF	0.78%
KraneShares Electric Vehicles and Future Mobility Index ETF	0.68%
KraneShares MSCI All China Health Care Index ETF	0.78%
KraneShares Asia Pacific High Income Bond ETF	0.68%
KraneShares Emerging Markets Healthcare Index ETF	0.78%
KraneShares MSCI Emerging Markets ex China Index ETF	0.58%
KraneShares MSCI China ESG Leaders Index ETF	0.58%
KraneShares CICC China 5G & Semiconductor Index ETF	0.78%
KraneShares CICC China Consumer Leaders Index ETF	0.68%
KraneShares Hang Seng TECH Index ETF	0.68%
KraneShares SSE STAR Market 50 Index ETF	0.88%
KraneShares China Innovation ETF	0.25%
KraneShares S&P Pan Asia Dividend Aristocrats Index ETF	0.68%

The Adviser bears all of its own costs associated with providing these advisory services.

Pursuant to the terms of Fee Waiver Agreements, Krane has contractually agreed to waive its management fee for the below listed Funds by the following amounts of the Fund’s average daily net assets until August 1, 2023. The Fee Waiver Agreements may only be terminated prior thereto by the Board. In addition, the Fee Waiver Agreements will terminate if the Investment Advisory Agreement for a Fund is terminated.

Fee Waiver
KraneShares Funds	Rate
KraneShares Bosera MSCI China A 50 Connect Index ETF	0.23%
KraneShares Bloomberg China Bond Inclusion Index ETF	0.20%
KraneShares MSCI All China Index ETF	0.20%
KraneShares Emerging Markets Consumer Technology Index ETF	0.20%
KraneShares MSCI All China Health Care Index ETF	0.14%
KraneShares MSCI Emerging Markets ex China Index ETF	0.35%
KraneShares CICC China 5G & Semiconductor Index ETF	0.14%

SUB-ADVISORY AGREEMENT — Bosera Asset Management (International) Co., Ltd. (“Bosera”), operating out of Hong Kong, serves as the Sub-Adviser to the KraneShares Bosera MSCI China A 50 Connect Index ETF and KraneShares SSE STAR Market 50 Index ETF and is responsible for the day-to-day management of the Funds, subject to the supervision by the Adviser and the Board. For the services Bosera provides to KraneShares Bosera MSCI China A 50 Connect Index ETF, the Adviser pays Bosera a fee equal to 50% of the net revenue the Adviser receives from the Fund.

Notes to Financial Statements (Unaudited) (continued)

For the services Bosera provides to KraneShares SSE STAR Market 50 Index ETF, the Adviser pays Bosera a twelve basis points (0.12%) sub-advisory fee based upon the monthly average assets under management of KraneShares SSE STAR Market 50 Index ETF.

Nikko Asset Management Americas Inc. (“Nikko”) serves as the investment sub-adviser to KraneShares Asia Pacific High Income Bond ETF. Nikko is responsible for the day-to-day investment management of the Fund, subject to the supervision of Krane and the Board. Nikko delegates to its affiliate Nikko Asset Management Asia, Ltd. (“Nikko Asia”), a registered investment adviser with the SEC, certain of its responsibilities for the management of the Fund. Krane has entered into a Sub-Advisory Agreement with Nikko pursuant to which Krane has agreed to pay Nikko 36.77% of the sum of: (i) the total gross advisory fee due to the Adviser from the Fund under the terms of the Advisory Agreement minus (ii) any applicable fee waivers from time to time entered into between the Fund and the Adviser.

DISTRIBUTION AGREEMENT — SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, and an affiliate of the Administrator, serves as the Funds’ distributor of Creation Units pursuant to a Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended September 30, 2022, no fees were charged under the Plan. Fees would only be charged under the Plan upon approval by the Board.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. BBH serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

4. INVESTMENT TRANSACTIONS

For the period ended September 30, 2022, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
KraneShares Funds	Purchases	Maturities
KraneShares CICC China Leaders 100 Index ETF	$4,091,756	$6,402,751
KraneShares CSI China Internet ETF	2,500,022,001	2,421,075,132
KraneShares Bosera MSCI China A 50 Connect Index ETF	304,441,661	149,834,845
KraneShares Bloomberg China Bond Inclusion Index ETF	8,293,904	3,569,262
KraneShares MSCI All China Index ETF	373,538	8,377,304
KraneShares MSCI One Belt One Road Index ETF	1,088,100	2,368,375
KraneShares Emerging Markets Consumer Technology Index ETF	22,070,048	30,320,540
KraneShares MSCI China Clean Technology Index ETF	28,924,302	32,208,173
KraneShares Electric Vehicles and Future Mobility Index ETF	119,591,802	124,695,431
KraneShares MSCI All China Health Care Index ETF	6,964,252	20,803,283
KraneShares Asia Pacific High Income Bond ETF	7,448,526	10,604,623
KraneShares Emerging Markets Healthcare Index ETF	448,127	439,296
KraneShares MSCI Emerging Markets ex China Index ETF	360,609	10,244,529

Notes to Financial Statements (Unaudited) (continued)

		Sales and
KraneShares Funds	Purchases	Maturities
KraneShares MSCI China ESG Leaders Index ETF	$1,689,773	$3,682,816
KraneShares CICC China 5G & Semiconductor Index ETF	2,465,403	5,713,419
KraneShares CICC China Consumer Leaders Index ETF	4,040,119	39,541,348
KraneShares SSE STAR Market 50 Index ETF	12,040,509	20,129,554
KraneShares Hang Seng TECH Index ETF	9,487,418	1,573,898
KraneShares China Innovation ETF	52,245	57,029
KraneShares S&P Pan Asia Dividend Aristocrats Index ETF	1,213,383	—

For the period ended September 30, 2022, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the period ended September 30, 2022, in-kind transactions associated with creations and redemptions were:

		Sales and	Realized
KraneShares Funds	Purchases	Maturities	Gain/(Loss)
KraneShares CSI China Internet ETF	$653,700,261	$582,600,653	$693,548
KraneShares MSCI All China Index ETF	—	726,625	(1,002,628)
KraneShares MSCI One Belt One Road Index ETF	—	995,838	145,257
KraneShares Emerging Markets Consumer Technology Index ETF	969,753	5,333,651	(1,048,925)
KraneShares MSCI China Clean Technology Index ETF	1,486,195	2,693,061	(85,079)
KraneShares Electric Vehicles and Future Mobility Index ETF	1,116,938	15,852,470	499,392
KraneShares MSCI All China Health Care Index ETF	—	892,511	(115,890)
KraneShares MSCI Emerging Markets ex China Index ETF	—	2,720,716	148,083
KraneShares MSCI China ESG Leaders Index ETF	—	156,198	(10,126)
KraneShares China Innovation ETF	—	961,844	34,251
KraneShares S&P Pan Asia Dividend Aristocrats Index ETF	1,282,299	—	—

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

KraneShares S&P Pan Asia Dividend Aristocrats Index ETF did not commence operations prior to March 31, 2021.

Notes to Financial Statements (Unaudited) (continued)

The tax character of dividends and distributions paid during the years or periods ended March 31, 2022 and March 31, 2021 were as follows:

	Ordinary	Long-Term	Return of
KraneShares Funds	Income	Capital Gain	Capital	Totals
KraneShares CICC China Leaders 100 Index ETF
2022	$576,817	$666,089	$—	$1,242,906
2021	333,476	—	—	333,476

KraneShares CSI China Internet ETF
2022	$—	$455,309,639	$—	$455,309,639
2021	4,346,283	5,925,981	—	10,272,264

KraneShares Bosera MSCI China A 50 Connect Index ETF
2022	$8,007,641	$56,352,008	$—	$64,359,649
2021	5,683,472	—	—	5,683,472

KraneShares Bloomberg China Bond Inclusion Index ETF
2022	$936,375	$—	$—	$936,375
2021	312,960	—	—	312,960

KraneShares MSCI All China Index ETF
2022	$280,169	$648,696	$—	$928,865
2021	69,738	—	—	69,738

KraneShares MSCI One Belt One Road Index ETF
2022	$297,852	$—	$—	$297,852
2021	164,798	—	—	164,798

KraneShares Emerging Markets Consumer Technology Index ETF
2022	$250,511	$—	$—	$250,511
2021	1,338,886	—	—	1,338,886

KraneShares MSCI China Clean Technology Index ETF
2022	$750,577	$6,939	$—	$757,516
2021	3,785	—	—	3,785

KraneShares Electric Vehicles and Future Mobility Index ETF
2022	$16,115,832	$5,768,425	$—	$21,884,257
2021	132,013	—	—	132,013

KraneShares MSCI All China Health Care Index ETF
2022	$—	$21,078,396	$—	$21,078,396
2021	—	469	—	469

KraneShares Asia Pacific High Income Bond ETF
2022	$1,214,239	$—	$192,065	$1,406,304
2021	688,389	—	—	688,389

KraneShares Emerging Markets Healthcare Index ETF
2022	$10,783	$—	$—	$10,783
2021	820	—	—	820

Notes to Financial Statements (Unaudited) (continued)

	Ordinary	Long-Term	Return of
KraneShares Funds	Income	Capital Gain	Capital	Totals
KraneShares MSCI Emerging Markets ex China Index ETF
2022	$681,402	$660,110	$—	$1,341,512
2021	49,799	—	—	49,799

KraneShares MSCI China ESG Leaders Index ETF
2022	$219,611	$—	$—	$219,611
2021	30,223	—	—	30,223

KraneShares CICC China Consumer Leaders Index ETF
2022	$267,348	$—	$—	$267,348
2021	—	—	—	—

KraneShares China Innovation ETF
2022	$3,228	$1,058	$—	$4,286

As of March 31, 2022, the components of tax basis distributable earnings (accumulated losses) were as follows:

	KraneShares CICC China Leaders 100 Index ETF	KraneShares CSI China Internet ETF	KraneShares Bosera MSCI China A 50 Connect Index ETF	KraneShares Bloomberg China Bond Inclusion Index ETF	KraneShares MSCI All China Index ETF
Undistributed Ordinary Income	$—	$—	$—	$93,427	$32,558
Undistributed Long-Term Capital Gain	57,708	—	101,634,817	—	119,165
Capital Loss Carryforwards	—	—	—	(10,942)	—
Post October Losses	—	(476,245,346)	—	—	—
Qualified Late-Year Loss Deferrals	(6,672)	—	(666,503)	—	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	252,360	(5,145,107,346)	(62,954,326)	144,514	(6,391,744)
Other Temporary Differences	(1)	2	(10)	(3)	3
Total Distributable Earnings/(Loss)	$303,395	$(5,621,352,690)	$38,013,978	$226,996	$(6,240,018)

Notes to Financial Statements (Unaudited) (continued)

	KraneShares MSCI One Belt One Road Index ETF	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares MSCI China Clean Technology Index ETF	KraneShares Electric Vehicles and Future Mobility Index ETF	KraneShares MSCI All China Health Care Index ETF
Undistributed Ordinary Income	$55,670	$—	$1,438,072	$—	$—
Capital Loss Carryforwards	(3,175,580)	(1,210,621)	—	—	—
Post October Losses	—	(16,617,741)	—	(6,622,573)	(12,054,799)
Qualified Late-Year Loss Deferrals	—	(208,467)	(317,244)	—	(207,713)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	$194,092	$(30,139,897)	$(42,217,586)	$(26,309,625)	$(47,485,414)
Other Temporary Differences	—	(3)	(1)	(17,113)	—
Total Distributable Losses	$(2,925,818)	$(48,176,729)	$(41,096,759)	$(32,949,311)	$(59,747,926)

	KraneShares Asia Pacific High Income Bond ETF	KraneShares Emerging Markets Healthcare Index ETF	KraneShares MSCI Emerging Markets ex China Index ETF	KraneShares MSCI China ESG Leaders Index ETF	KraneShares CICC China 5G & Semiconductor Index ETF
Undistributed Ordinary Income	$—	$4,560	$187,370	$25,929	$—
Capital Loss Carryforwards	(1,488,485)	(465,867)	—	(172,741)	(7,865,954)
Post October Losses	(2,771,923)	—	—	—	(398,025)
Qualified Late-Year Loss Deferrals	—	—	—	—	(42,808)
Unrealized Depreciation on Investments and Foreign Currency	(1,509,776)	(831,001)	(892,550)	(2,786,964)	(3,859,737)
Other Temporary Differences	104,521	(2)	1	(2)	—
Total Distributable Losses	$(5,665,663)	$(1,292,310)	$(705,179)	$(2,933,778)	$(12,166,524)

Notes to Financial Statements (Unaudited) (continued)

	KraneShares CICC China Consumer Leaders Index ETF	KraneShares SSE STAR Market 50 Index ETF	KraneShares Hang Seng TECH Index ETF	KraneShares China Innovation ETF
Undistributed Ordinary Income	$—	$—	$4,898	$—
Undistributed Long-Term Capital Gain	—	—	—	110,615
Capital Loss Carryforwards	(1,814,547)	(4,462,414)	—	—
Post October Losses	(2,745,452)	—	(93,749)	—
Qualified Late-Year Loss Deferrals	(83,548)	—	—	—
Unrealized Depreciation on Investments and Foreign Currency	(15,195,126)	(14,541,082)	(2,069,543)	(752,572)
Other Temporary Differences	(2)	(4)	—	—
Total Distributable Losses	$(19,838,675)	$(19,003,500)	$(2,158,394)	$(641,957)

Qualified late year ordinary and Post-October capital losses (including currency and specified gain/loss items) represent losses realized from January 1, 2022 through March 31, 2022 and November 1, 2021 through March 31, 2022, respectively, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Other temporary differences primarily consist of late year and specified loss deferrals, PFICs mark to market, perpetual bond adjustments, and book adjustments not recognized for tax.

The Funds have capital loss carryforwards as follows:

	Short-Term	Long-Term
KraneShares Funds	Loss	Loss	Total
KraneShares Bloomberg China Bond Inclusion Index ETF	$10,942	$—	$10,942
KraneShares MSCI One Belt One Road Index ETF	2,303,054	872,526	3,175,580
KraneShares Emerging Markets Consumer Technology Index ETF	1,210,621	—	1,210,621
KraneShares Asia Pacific High Income Bond ETF	862,026	626,459	1,488,485
KraneShares Emerging Markets Healthcare Index ETF	465,867	—	465,867
KraneShares MSCI China ESG Leaders Index ETF	172,741	—	172,741
KraneShares CICC China 5G & Semiconductor Index ETF	7,865,954	—	7,865,954
KraneShares CICC China Consumer Leaders Index ETF	1,814,547	—	1,814,547
KraneShares SSE STAR Market 50 Index ETF	3,293,617	1,168,797	4,462,414

During the year ended March 31, 2022, the following Funds utilized capital loss carryforwards, to offset capital gains:

Amount
KraneShares Funds	Utilized
KraneShares MSCI One Belt One Road Index ETF	$970,055
KraneShares MSCI China Clean Technology Index ETF	1,021,417

Notes to Financial Statements (Unaudited) (continued)

The differences between book and tax-basis unrealized appreciation and depreciation are attributable primarily to the tax deferral of losses on wash sales and investments in PFICs. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2022 were as follows:

		Aggregated	Aggregated
	Federal Tax	Gross Unrealized	Gross Unrealized	Net Unrealized
KraneShares Funds	Cost	Appreciation	Depreciation	Depreciation
KraneShares CICC China Leaders 100 Index ETF	$6,751,285	$221,798	$(1,219,412)	$(997,614)
KraneShares CSI China Internet ETF	8,343,013,418	2,143,901	(3,077,350,773)	(3,075,206,872)
KraneShares Bosera MSCI China A 50 Connect Index ETF	752,053,254	1,717,525	(173,273,540)	(171,556,015)
KraneShares Bloomberg China Bond Inclusion Index ETF	13,019,858	—	(999,988)	(999,988)
KraneShares MSCI All China Index ETF	7,824,792	212,189	(2,966,832)	(2,754,643)
KraneShares MSCI One Belt One Road Index ETF	5,725,917	519,782	(1,783,867)	(1,264,085)
KraneShares Emerging Markets Consumer Technology Index ETF	57,359,056	21,604	(24,559,901)	(24,538,297)
KraneShares MSCI China Clean Technology Index ETF	164,661,293	1,242,224	(57,317,439)	(56,075,215)
KraneShares Electric Vehicles and Future Mobility Index ETF	288,687,818	10,404,043	(69,832,693)	(59,428,650)
KraneShares MSCI All China Health Care Index ETF	144,977,832	983,949	(55,641,812)	(54,657,863)
KraneShares Asia Pacific High Income Bond ETF	18,743,368	10,923	(2,079,282)	(2,068,359)
KraneShares Emerging Markets Healthcare Index ETF	3,034,199	139,401	(1,203,395)	(1,063,994)
KraneShares MSCI Emerging Markets ex China Index ETF	19,202,673	343,021	(6,019,959)	(5,676,938)
KraneShares MSCI China ESG Leaders Index ETF	6,439,585	95,652	(2,181,078)	(2,085,426)
KraneShares CICC China 5G & Semiconductor Index ETF	19,259,025	458,984	(6,520,850)	(6,061,866)
KraneShares CICC China Consumer Leaders Index ETF	8,054,317	48,060	(748,279)	(700,219)
KraneShares SSE STAR Market 50 Index ETF	62,375,272	3,080,336	(21,680,085)	(18,599,749)
KraneShares Hang Seng TECH Index ETF	13,817,338	9,932	(3,838,501)	(3,828,569)
KraneShares China Innovation ETF	2,594,483	—	(1,098,104)	(1,098,104)
KraneShares S&P Pan Asia Dividend Aristocrats Index ETF	2,495,682	855	(244,311)	(243,456)

Notes to Financial Statements (Unaudited) (continued)

Uncertainties in the Chinese tax rules governing the taxation of income distributions and capital gains from investments in A Shares could result in unexpected tax liabilities for the Funds. China generally imposes withholding tax at a rate of 10% on dividends and interest derived by non-Chinese resident investors (including, for example, Qualified Foreign Institutional Investors (“QFII”)) from Chinese companies and those companies which are not Chinese tax residents, but which are deemed to be Chinese tax residents (e.g., under Notice 7). China also imposes withholding tax at a rate of 10% on capital gains derived by non-residents from investment in actual and constructive Chinese resident companies. The Chinese withholding taxes applied to dividends, interest and capital gains may, in principle, be subject to a reduced rate under an applicable Chinese tax treaty, but the application of such treaties in the case of a non-resident (e.g., in the case of a QFII acting on behalf of non-resident investors, such as the Funds) is also uncertain. The imposition of such taxes could have a material adverse effect on the Funds’ returns. The People’s Republic of China (the “PRC”) rules regarding the taxation of non-resident investors are quickly evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or the PRC Ministry of Finance to clarify matters may apply retrospectively. Such retroactively applied rules may be adverse to the Funds and their shareholders. It is also unclear how China’s value added tax (“VAT”) may be affected by tax treaty provisions. If such a tax is collected, the expenses will be passed on and borne by the Funds. The imposition of such taxes, as well as future changes in applicable PRC tax law, may adversely affect the Funds. If the Funds expect VAT to be imposed, they reserve the right to establish a reserve for such tax. If the Funds establish such a reserve but are not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Funds do not establish such a reserve but ultimately are subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from investments in a Fund. Effective November 17, 2014, QFIIs, RQFIIs (i.e., QFIIs investing in Yuan, rather than foreign currency) and non-Chinese resident investors investing through the Hong Kong-Shanghai Stock Connect are exempted temporarily from the 10% capital gains tax that normally applies to sales of A Shares on a public Chinese exchange (such as the Shanghai Stock Exchange). However, such investors are still required to pay capital gains tax for gains realized on trades executed before November 17, 2014.

On November 7, 2018, China’s Ministry of Finance and the State Administration of Taxation jointly issued Circular 108. This circular announced a three year exemption from corporate income tax withholding (“WHT”) and Value Added Tax (“VAT”) for China-sourced bond interest derived by overseas institutional investors. The WHT and VAT exemptions applied from November 7, 2018 to November 6, 2021 and are expected to be extended through the end of 2025.

6. CONCENTRATION OF RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to certain of the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

CHINA RISK — The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries. China may be subject to considerable degrees of economic, political and social instability. In addition, the Chinese economy is export-driven and highly reliant on trade with key partners. A downturn in

Notes to Financial Statements (Unaudited) (continued)

the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions or even the threat of such developments, could lead to significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.

The RMB Bond market is volatile with a risk of trading suspensions in particular securities and government interventions. Trading in RMB Bonds may be suspended without warning and for lengthy periods. Information on such trading suspensions, including as to their expected length, may be unavailable. Securities affected by trading suspensions may be or become illiquid. In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make certain Chinese securities illiquid.

In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in on-shore Chinese companies or the U.S. government restricts investments by U.S. investors in China including by limiting the ability of Chinese issuers to list on the U.S. exchanges. Worsening trade relations may also result in market volatility and volatility in the price of Fund shares. In addition, the U.S government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies, which may adversely impact the Fund, may mean that the Fund’s Underlying Index may need to adjust its methodology or could increase tracking error for the Fund.

CONCENTRATION RISK — Because the assets of certain Funds are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. Depending on the composition of each Fund’s Underlying Index, the Fund may be subject to principal risks, as outlined in each Fund’s prospectus. Each Fund may have significant exposure to other industries or sectors over time.

CURRENCY RISK — The Funds’ assets will be invested in instruments denominated in foreign currencies and the income received by the Fund may be in foreign currencies. The Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market at the time the Fund wishes to enter into the transaction, or through forward, futures or options contracts to purchase or sell foreign currencies.

Notes to Financial Statements (Unaudited) (continued)

The Fund’s NAV is determined on the basis of the U.S. dollar. The Fund may therefore lose value if the local currency of a foreign investment depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates can be very volatile and can change quickly and unpredictably, which may adversely affect the Fund. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies and vice versa. This may adversely affect the Fund’s performance over time.

DERIVATIVES RISK — The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets. Many derivatives are subject to segregation requirements that require the Fund to segregate the market or notional value of the derivatives, which could impede the portfolio management of the Fund.

EMERGING MARKETS RISK — A Funds’ investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

LIQUIDITY RISK — Certain of the Funds’ investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Funds to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert holdings to cash.

Notes to Financial Statements (Unaudited) (concluded)

MARKET RISK — The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

NON-DIVERSIFIED FUND RISK — Because a Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

VALUATION RISK — Independent market quotations for the non-U.S. securities held by the Funds may not be readily available and such securities may be fair valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that a Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Funds invest may trade on days that the Funds do not price their shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

7. OTHER

At September 30, 2022, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

8. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Liquidity Risk Management Program (Unaudited)

September 30, 2022

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Trust, on behalf of its separate series (“Funds”), has established a liquidity risk management program (the “Program”). The Program is designed to assess and manage each Fund’s liquidity risk. Liquidity risk is defined as the risk that a Fund could not meet requests to redeem its shares without significant dilution of remaining shareholders. The Board has designated a cross-functional committee, which is composed of Krane Funds Advisors, LLC (“Krane”) compliance and capital markets personnel and the Trust’s Chief Compliance Officer, to administer the Program (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program to assess and review, on an ongoing basis, the Funds’ liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of the Funds’ liquidity risk factors and the periodic classification (or re-classification, as necessary,) of the Funds’ investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) based on the number of days that it is reasonably expected to convert them into cash, in current market conditions, without significantly changing their value. In conducting its assessment, the Program Administrator utilizes information about each Fund’s investment strategy, its flows, the efficacy of its arbitrage mechanism (as indicated by the premiums and/or discounts and bid-ask spreads of its shares), the characteristics of the Fund’s shareholders and the Fund’s ability to honor redemptions in kind.

At a meeting of the Board in May 2022, the Program Administrator provided the Board with a written report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation from January 1, 2021 through December 31, 2021 (the “Annual Report”). In the Annual Report, the Program Administrator confirmed that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and that the Program has been implemented and operated effectively. The Program Administrator is not aware of any weakness in the design and/ or effectiveness of implementation of the Program and no material changes to the Program were proposed. In addition, the Program Administrator has concluded that each Fund investment strategy continues to be appropriate for an open-end fund. There were no material violations of the Program during the reporting period. At subsequent quarterly meetings of the Board, the Program Administrator provided the Board with a summary of each Fund’s liquidity profile during the preceding quarter and the operation of the Program with respect thereto.

Approval of Advisory Agreement and Sub-Advisory Agreements (Unaudited)

At a meeting held on May 25-26, 2022, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved renewal of:

●	the existing investment advisory agreement (the “Advisory Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust on behalf of each of the following separate series of the Trust that operate as exchange-traded funds (collectively, the “Funds”):

●	KraneShares Asia Pacific High Income Bond ETF (“KHYB”);

●	KraneShares Bloomberg China Bond Inclusion Index ETF (“KBND”);

●	KraneShares Bosera MSCI China A 50 Connect Index ETF (“KBA”);

●	KraneShares China Innovation ETF (“KGRO”);

●	KraneShares CICC China 5G & Semiconductor ETF (“KFVG”);

●	KraneShares CICC China Consumer Leaders Index ETF (“KBUY”);

●	KraneShares CICC China Leaders 100 Index ETF (“KFYP”);

●	KraneShares CSI China Internet ETF (“KWEB”);

●	KraneShares Electric Vehicles and Future Mobility Index ETF (“KARS”);

●	KraneShares Emerging Markets Consumer Technology Index ETF (“KEMQ”);

●	KraneShares Emerging Markets Healthcare Index ETF (“KMED”);

●	KraneShares Hang Seng TECH Index ETF (“KTEC”);

●	KraneShares MSCI All China Health Care Index ETF (“KURE”);

●	KraneShares MSCI All China Index ETF (“KALL”);

●	KraneShares MSCI China Clean Technology Index ETF (“KGRN”);

●	KraneShares MSCI China ESG Leaders ETF (“KESG”);

●	KraneShares MSCI Emerging Markets ex China Index ETF (“KEMX”);

●	KraneShares MSCI One Belt One Road Index ETF (“OBOR”);

●	KraneShares SSE STAR Market 50 Index ETF (“KSTR”).

●	the existing sub-advisory agreement (the “Bosera Agreement”) between Bosera Asset Management (International) Co., Ltd. (“Bosera”) and Krane, on behalf of KBA and KSTR; and

●	The existing sub-advisory agreement (the “Nikko Agreement”) between Nikko Asset Management Americas Inc. (“Nikko”) and Krane on behalf of KHYB.

Bosera and Nikko are referred to collectively herein as the “Sub-Advisers”. The Bosera Agreement and the Nikko Agreement are referred to collectively herein as the “Sub-Advisory Agreements,” and the Sub-Advisory Agreements and the Advisory Agreement are collectively referred to as the “Agreements.”

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on May 25, 2022, the Board received and considered information provided by Krane in response to the Independent Trustees’ written requests relating to the Board’s consideration of

Approval of Advisory Agreement and Sub-Advisory Agreements (Unaudited) (continued)

the Advisory Agreement with respect to each of the Funds. The Board also considered information provided by each Sub-Adviser in response to separate written requests directed to each Sub-Adviser.

The Board considered that its evaluation process with respect to Krane and each Sub-Adviser is an ongoing one, and the Board considers information at each of its regularly scheduled meetings related to, among other matters, the services provided to each Fund by Krane and (as applicable) a Sub-Adviser. The Board also receives additional information from Krane outside of the regularly scheduled Board meetings, including at executive sessions held by the Independent Trustees.

In evaluating the Agreements, the Board considered, among other matters: (1) the nature, extent, and quality of the services provided to each Fund by Krane and, if applicable, by their respective Sub-Adviser; (2) the compensation paid under the Advisory Agreement; (3) the costs of the services provided by Krane and the profitability of Krane with respect to its relationship with the Funds; (4) the extent to which economies of scale could be realized as the Funds grow and whether the unitary fee charged to the Funds under the Advisory Agreement will enable investors in the Funds to share in any such economies of scale; and (5) other benefits Krane and the Sub-Advisers receive from their respective relationship with the Funds.

Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the May 25, 2022 executive session of the Independent Trustees and the May 25-26, 2022 meeting of the Board, the Board considered the nature, quality, and extent of the overall services provided by Krane and the Sub-Advisers under the Agreements. The Board considered the responsibilities of Krane with respect to each Fund under the Advisory Agreement, including its obligation to oversee the services provided by the Sub-Advisers, as applicable. The Board also discussed the nature, quality and extent of services provided by Bosera under the Bosera Agreement and Nikko under the Nikko Agreement.

The Advisory Agreement

●	The Board took note of the qualifications, background and responsibilities of Krane’s senior personnel who provide services to the Funds managed directly by Krane and also considered the expertise of Krane personnel charged with oversight of the Sub-Advisers.

●	The Board recognized that Krane has invested and continues to invest significant time and effort in structuring the Trust and the Funds. The Board noted that Krane, together with the Sub-Advisers (if applicable), is responsible for assessing the market appeal and the investment strategy of each Fund.

●	The Board considered that Krane is responsible for arranging service providers for the Trust.

●	The Board also considered that Krane has established a securities lending program for the benefit of certain Funds.

●	The Board noted that Krane continues to evaluate its existing compliance and operational staff, as well as its investment personnel, and that Krane continually seeks to retain qualified and experienced staff in these areas and to invest in additional resources as its business continues to grow.

●	The Board considered the financial condition of Krane and noted that Krane is part of a larger family of investment management firms with significant resources.

Approval of Advisory Agreement and Sub-Advisory Agreements (Unaudited) (continued)

The Bosera Agreement

●	The Board took note of the significant experience of Bosera’s portfolio management team with respect to investments in China and access to the China A Share market. The Board noted Bosera’s access to the SSE Science and Technology Innovation Board (STAR Market).

●	The Board considered the continued development of Bosera’s compliance function and its long-term relationship with the Adviser.

The Nikko Agreement

●	The Board noted that investors in KHYB have access to a portfolio managed by one of the largest asset management firms in Asia with significant experience managing fixed income portfolios in Japan and across Asia.

●	The Board considered that KHYB invests in high-yield bonds across the Asia Pacific region.

●	The Board considered that the lead portfolio manager of KHYB has a significant tenure at Nikko and is supported by a large and experienced fixed income team.

●	The Board noted the relatively steady increase in KHYB’s assets since inception.

Investment Performance

The Board noted that it considers the performance of each Fund at each regular meeting of the Board. At such meetings, Krane presents information regarding the performance of each Fund versus an identified Morningstar peer group. At the Meeting, the Board considered each Fund’s performance versus its broad Morningstar peer group, as well as a select group of competitors identified by Krane. The Board recognized that many of the Funds are in the same Morningstar peer group because they have significant exposure to China, notwithstanding the meaningful differences in the Funds’ underlying indexes and investment strategies. The Board discussed the limitations of comparisons versus such a large and undifferentiated peer group and considered that the Funds offer shareholders access to unique investment opportunities, particularly in China.

The Board noted that several of the Funds are actively managed and it considered that the performance of an actively-managed Fund relative to its respective peer group is an appropriate measurement of performance. With respect to those Funds that track the performance of an underlying index, however, the Board considered that the tracking error of such Funds against their underlying index was a more meaningful representation of each such Fund’s performance. The Board considered that, at each meeting of the Board it receives reports of the tracking error of each Fund against both its underlying index and key competitors. The Board noted the tracking error of certain Funds exceeded 3% for the one-year period ended March 31, 2022 and noted the following reasons for such dispersion:

●	KALL and KEMX: primarily a result of the sampling/optimization approach to building each Fund’s portfolio and adjustments to the portfolio as a result of the Presidential Executive Order 13959 (Addressing the Threat From Securities Investments That Finance Certain Companies of the People’s Republic of China) (“the “Executive Order”);

●	KGRN: resulting from a the removal from the index of a security in which trading halted and the Fund’s inability to sell such security immediately;

●	KSTR: adjustments to the portfolio as a result of the Executive Order, including removing a holding that represented approximately nine percent of the underlying index;

Approval of Advisory Agreement and Sub-Advisory Agreements (Unaudited) (continued)

●	OBOR and KEMQ: resulting from timing issues related to repricing of Russia securities and when such securities were removed from the Fund and from the underlying index;

●	KARS: as a result of changes to the underlying index in June 2021.

The Board considered the underperformance of KHYB which is actively managed:

●	KHYB: The Board noted that the long-term performance of KHYB included performance prior to August 2021 when KHYB invested solely in China. The Board considered that recent China real estate market uncertainty and Evergrande debt issues had added pressure to the Asian US dollar high yield market.

The Board also considered other factors, including the use of fair value pricing by the Funds and the Funds’ asset inflows and outflows, which affect the performance of the Funds but not their underlying indices (if applicable). The Board considered that these factors can be expected to primarily affect the Funds’ tracking error (if applicable).

Compensation

The Board considered that pursuant to the Advisory Agreement, Krane has entered into a unitary advisory fee arrangement for each of the Funds. Under the unitary fee arrangement, Krane is responsible for paying most of the Funds’ expenses, including those of the Funds’ principal service providers and Sub-Adviser (if applicable). The Board considered the information provided by Krane regarding the amounts it pays to the Funds’ service providers under the unitary fee arrangement. The Board reviewed and considered the fees paid by each Fund in light of the nature, quality and extent of the services provided or obtained by Krane. The Board also considered that Krane has imposed fee waivers on certain Funds and considered the net expense ratios of the Funds compared to those of their peer groups.

The Board noted that the management fees paid by many of the Funds are higher than the median management fee within their respective Morningstar peer groups and that the total expense ratios of many Funds are managed through the use of expense waivers. The Board considered that the Morningstar peer groups for the Funds do not reflect the unique exposure and thematic approach of the Funds and considered that the Funds’ total expense ratios are generally consistent with those of their direct peers. The Board considered that Krane applies a methodical and consistent approach to pricing the Funds and conducts significant competitive research with respect to such pricing. The Board considered that the Funds offer unique investment exposure for investors in U.S. registered funds and considered the operational costs incurred by Krane under the unitary fee structure. The Board also considered the effect of each Fund’s assets under management on its net expense ratio.

Although the Board received information regarding the fees paid to the Sub-Advisers under the Sub-Advisory Agreements, the Board noted the arm’s-length nature of the relationship between Krane and the Sub-Advisers with respect to the negotiation of sub-advisory fee rates. The Board also considered that Krane (and not the Funds) pays each Sub-Adviser’s fees.

Costs and Profitability

The Board noted that Krane continues to waive certain fees for some of the Funds. The Board also considered that although Krane is profitable, it was not making a profit from its relationship with all of the Funds under the Advisory Agreement. The Board considered Krane’s commitment to the success of the Funds and the use of a unitary fee structure under which Krane bears the risk if certain of the Funds’ expenses increase or if a Fund’s assets fail to increase to a level sufficient to cover such

Approval of Advisory Agreement and Sub-Advisory Agreements (Unaudited) (continued)

expenses. The Board also considered that Krane has established a securities lending program for the benefit of certain of the Funds and that fees earned by Krane from such Funds can affect the profitability of such Funds.

The Board considered the effect of each Fund’s assets under management on the potential profitability of such Fund under the unitary fee structure in light of the costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements of the SEC and other regulatory bodies, as well as other expenses Krane pays in accordance with the Advisory Agreement.

The Board did not consider information regarding the costs of services provided or profits realized by the Sub-Advisers from their relationships with the Funds, noting the arm’s-length nature of the relationship between Krane and the Sub-Advisers with respect to the negotiation of the sub-advisory fee rate on behalf of each Fund. The Board considered that Krane, and not the Funds, is responsible for paying the sub-advisory fees under each Sub-Advisory Agreement.

Other Benefits

The Board considered the extent to which Krane would derive ancillary benefits from the Funds’ operations, including benefits to Krane as a result of its ability to use the assets of certain Funds to engage in soft dollar transactions and the existence of a securities lending program for certain Funds. The Board did not observe any other potential benefits to be realized by Krane from its relationship with the Funds.

Economies of Scale

The Board considered that each Fund is managed by Krane pursuant to a unitary fee advisory agreement, pursuant to which Krane bears all of the Fund’s expenses until it gathers sufficient assets under management to, in effect, pay its own costs. As a result, the Board observed, Krane typically subsidizes each Fund for a period of time following its inception. The Board also considered that Krane continues to reinvest a significant portion of its profits in its business, including through the addition of compliance and operations personnel, and that any economies of scale are shared with the Funds in this manner. The Board determined to continue monitoring for potential economies of scale, but concluded that, at present, they were not a material factor for the Board to consider in connection with the renewal of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Agreements. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Agreements. The Board noted that, as in the past, it will continue to monitor the Funds at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Agreements, were reasonable in light of the factors considered by the Board.

Approval of Advisory Agreement and Sub-Advisory Agreements (Unaudited) (continued)

At a meeting held on August 2-3, 2022, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the existing investment advisory agreement (the “Advisory Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust, on behalf of KraneShares S&P Pan Asia Dividend Aristocrats Index ETF (the “New Fund”).

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on August 2, 2022, the Board received and considered information provided by Krane in response to the Independent Trustees’ written request related to the Board’s consideration of the Advisory Agreement with respect to the New Fund. The Board also noted that it considers information at each of its regularly scheduled meetings related to, among other matters, the services provided by Krane to each series of the Trust, and that such information will include information related to the New Fund after it is operational. The Board considered that the Independent Trustees also receive additional information outside of regularly scheduled Board meetings and at executive sessions held by the Independent Trustees. As a result, the Board considered that its evaluation process with respect to Krane is an ongoing one.

In evaluating the Advisory Agreement, the Board considered, among other matters: (1) the nature, extent, and quality of the services to be provided to the New Fund by Krane; (2) the proposed compensation to be paid by the New Fund under the Advisory Agreement; (3) the estimated costs of the services to be provided by Krane and the profitability expectations of Krane with respect to its relationship with the New Fund; (4) the extent to which economies of scale could be realized as the New Fund grows and whether the unitary fee charged under the Advisory Agreement will enable investors in the New Fund to share in any such economies of scale; and (5) other benefits Krane anticipates it may receive from its relationship with the New Fund.

Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the August 2, 2022 executive session of the Independent Trustees and August 2-3, 2022 meeting of the Board, the Board considered the nature, quality, and extent of the overall services to be provided by Krane to the New Fund under the Advisory Agreement. The Board took note of the qualifications, background and responsibilities of Krane personnel who will provide services to the New Fund.

The Board recognized that Krane invests significant time and effort in structuring new series of the Trust. They considered the time expended by Krane to structure the New Fund, taking note of the unique nature of the investment strategy of the New Fund. They considered that Krane carefully assesses the market appeal and investment strategy for the New Fund, and arranges service providers for the Trust. The Board also noted that Krane continually evaluates its existing compliance and operational staff, as well as its investment professionals, and that Krane has consistently sought to retain qualified and experienced staff in these areas as its business has grown. The Board also considered Krane’s current ownership structure, financial strength and long-term strategic plans. The Board noted that Krane is part of a family of investment management firms with significant resources, including administrative resources utilized by Krane.

Approval of Advisory Agreement and Sub-Advisory Agreements (Unaudited) (continued)

Investment Performance

The Board noted that, because the New Fund has not yet commenced investment operations, they have no investment performance. The Board noted that once the New Fund commences operations, the Board will receive regular reports regarding its performance relative to its respective broad Morningstar peer group, as well as a select group of competitors identified by Krane. The Board also considered that at its regular meetings it will receive information regarding the New Fund against the performance of an identified index.

Compensation

The Board considered that, pursuant to the Advisory Agreement, Krane will enter into a unitary advisory fee arrangement for the New Fund. The Board considered the proposed fees for the New Fund compared to its Morningstar universe and against a custom peer group composed of only smart beta funds. The Board considered that the proposed fee rate for the New Fund is above the median of its respective peer group(s) and that it is in the top quartile. The Board considered the unique nature of the strategy followed by the New Fund. The Board also considered that under the unitary fee arrangement, Krane will be responsible for paying most of the expenses incurred by the New Fund, including those of its principal service providers. The Board noted that, under the unitary fee structure, Krane takes the risk that the New Fund may not be successful in raising sufficient assets to enable Krane to cover the cost of such expenses.

Costs and Profitability

The Board considered the estimated cost of Krane’s services with respect to the New Fund. The Board noted that, because the New Fund has not yet launched, it was difficult to estimate how profitable they would be to Krane, although the Board recognized that the New Fund will leverage procedures and systems put in place in connection with management of other series of the Trust. The Independent Trustees received information from Krane regarding its overall profitability and discussed with Krane’s management how launching the New Fund could impact such profitability. The Board considered information previously provided by Krane regarding the cost of its services and its profitability with respect to the existing operational series of the Trust. The Board noted Krane’s continuing commitment to operating the Trust, and considered its proposal to implement a unitary fee structure under which it will bear many of the expenses of the New Fund.

Other Benefits

The Board considered the extent to which Krane could derive ancillary benefits from the operations of the New Fund. They noted that the New Fund would participate in the Trust’s securities lending program, and considered whether Krane would benefit as a result of its ability to use the New Fund’s assets to engage in soft dollar transactions.

Economies of Scale

The Board considered whether Krane would realize economies of scale with respect to its services as the New Fund grows, including the extent to which this is reflected in the level of fees to be paid by the New Fund. The Board noted that the proposed advisory fees for the New Fund does not includes breakpoints, and considered that it is not possible—before the commencement of investment operations — to accurately evaluate potential economies of scale. The Board also noted that Krane continues to reinvest a portion of its profits in its business, including through the evolution

Approval of Advisory Agreement and Sub-Advisory Agreements (Unaudited) (concluded)

of its compliance and investment infrastructure, and that any economies of scale could be shared with the New Fund in this manner. Based on these and other considerations, including that the New Fund is newly organized, the Board considered economies of scale not to be a material factor in its consideration of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors in their review of the Advisory Agreement. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Advisory Agreement. The Board noted that, consistent with its approach to other series of the Trust, it will continue to monitor the New Fund at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Advisory Agreement, were reasonable in light of the factors considered by the Board.

Disclosure of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage expenses; and (2) ongoing costs. All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2022 to September 30, 2022).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including brokerage commissions on the purchases and sale of Fund shares. Therefore, the expense examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs had been included, your costs would have been higher.

Disclosure of Fund Expenses (Unaudited) (continued)

	Beginning	Ending
	Account	Account	Annualized	Expenses
	Value	Value	Expense	Paid During
	4/1/2022	9/30/2022	Ratios	Period(1)
KraneShares CICC China Leaders 100 Index ETF
Actual Fund Return	$1,000.00	$799.90	0.69%	$3.11
Hypothetical 5% Return	1,000.00	1,021.61	0.69	3.50

KraneShares CSI China Internet ETF
Actual Fund Return	$1,000.00	$834.70	0.69%	$3.17
Hypothetical 5% Return	1,000.00	1,021.61	0.69	3.50

KraneShares Bosera MSCI China A 50 Connect Index ETF
Actual Fund Return	$1,000.00	$825.60	0.54%	$2.47
Hypothetical 5% Return	1,000.00	1,022.36	0.54	2.74

KraneShares Bloomberg China Bond Inclusion Index ETF
Actual Fund Return	$1,000.00	$917.10	0.48%	$2.31
Hypothetical 5% Return	1,000.00	1,022.66	0.48	2.43

KraneShares MSCI All China Index ETF
Actual Fund Return	$1,000.00	$815.60	0.49%	$2.23
Hypothetical 5% Return	1,000.00	1,022.61	0.49	2.48

KraneShares MSCI One Belt One Road Index ETF
Actual Fund Return	$1,000.00	$813.20	0.78%	$3.55
Hypothetical 5% Return	1,000.00	1,021.16	0.78	3.95

KraneShares Emerging Markets Consumer Technology Index ETF
Actual Fund Return	$1,000.00	$735.60	0.60%	$2.61
Hypothetical 5% Return	1,000.00	1,022.06	0.60	3.04

KraneShares MSCI China Clean Technology Index ETF
Actual Fund Return	$1,000.00	$771.50	0.79%	$3.51
Hypothetical 5% Return	1,000.00	1,021.11	0.79	4.00

KraneShares Electric Vehicles and Future Mobility Index ETF
Actual Fund Return	$1,000.00	$774.30	0.71%	$3.16
Hypothetical 5% Return	1,000.00	1,021.51	0.71	3.60

KraneShares MSCI All China Health Care Index ETF
Actual Fund Return	$1,000.00	$749.10	0.65%	$2.85
Hypothetical 5% Return	1,000.00	1,021.81	0.65	3.29

KraneShares Asia Pacific High Income Bond ETF
Actual Fund Return	$1,000.00	$903.60	0.69%	$3.29
Hypothetical 5% Return	1,000.00	1,021.61	0.69	3.50

KraneShares Emerging Markets Healthcare Index ETF
Actual Fund Return	$1,000.00	$795.90	0.79%	$3.56
Hypothetical 5% Return	1,000.00	1,021.11	0.79	4.00

KraneShares MSCI Emerging Markets ex China Index ETF
Actual Fund Return	$1,000.00	$765.20	0.24%	$1.06
Hypothetical 5% Return	1,000.00	1,023.87	0.24	1.22

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning	Ending
	Account	Account	Annualized	Expenses
	Value	Value	Expense	Paid During
	4/1/2022	9/30/2022	Ratios	Period(1)
KraneShares MSCI China ESG Leaders Index ETF
Actual Fund Return	$1,000.00	$769.80	0.58%	$2.57
Hypothetical 5% Return	1,000.00	1,022.16	0.58	2.94

KraneShares CICC China 5G & Semiconductor Index ETF
Actual Fund Return	$1,000.00	$744.40	0.65%	$2.84
Hypothetical 5% Return	1,000.00	1,021.81	0.65	3.29

KraneShares CICC China Consumer Leaders Index ETF
Actual Fund Return	$1,000.00	$928.20	0.69%	$3.34
Hypothetical 5% Return	1,000.00	1,021.61	0.69	3.50

KraneShares SSE STAR Market 50 Index ETF
Actual Fund Return	$1,000.00	$770.30	0.89%	$3.95
Hypothetical 5% Return	1,000.00	1,020.61	0.89	4.51

KraneShares Hang Seng TECH Index ETF
Actual Fund Return	$1,000.00	$754.50	0.68%	$2.99
Hypothetical 5% Return	1,000.00	1,021.66	0.68	3.45

KraneShares China Innovation ETF
Actual Fund Return	$1,000.00	$791.80	0.16%	$0.72
Hypothetical 5% Return	1,000.00	1,024.27	0.16	0.81

KraneShares S&P Pan Asia Dividend Aristocrats Index ETF
Actual Fund Return(2)	$1,000.00	$906.80	0.69%	$0.29
Hypothetical 5% Return	1,000.00	1,001.89	0.69	0.30

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period) unless otherwise indicated.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 16/365 (to reflect the one-half year period) unless otherwise indicated.

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares to Authorized Participants. It is calculated in accordance with the policies described in Note 2 in Notes to Financial Statements. The “Market Price” of the Funds generally is determined using the closing price on the stock exchange on which the Shares of the Funds are listed for trading. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand of Fund Shares.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV. Shareholders may pay more than NAV when they buy Fund Shares and receive less than NAV when they sell those Shares, because Shares are bought and sold at Market Price.

Further information regarding premiums and discounts is available on the Funds’ website at http://kraneshares.com. The premium and discount information contained on the website represents past performance and cannot be used to predict future results.

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KraneShares Trust:

280 Park Avenue 32nd Floor

New York, NY 10017

1-855-857-2638

http://kraneshares.com/

Investment Adviser:

Krane Funds Advisors, LLC

280 Park Avenue 32nd Floor

New York, NY 10017

Sub-Adviser:

Bosera Asset Management (International) Co., Ltd.

Suite 4109

Jardine House

One Connaught Place

Central, Hong Kong

Sub-Adviser:

Nikko Asset Management Americas, Inc.

605 Third Avenue 38th Floor

New York, NY 10158

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Independent Registered Public

Accounting Firm:

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

KraneShares Trust:

280 Park Avenue, 32nd Floor

New York, NY 10017

KRS-SA-001-1000

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR § 270.30a-3(d)) that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(a)(3) Not applicable to the Registrant.

(a)(4) Not applicable to the Registrant.

(b) Officer certification as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 9, 2022

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: December 9, 2022